File Nos. 333-32887
                                                                      811-08325
===============================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549


                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective Amendment No. ___                                   [ ]
      Post-Effective Amendment No. _13_                                 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment No. _19__                                               [X]

                        (Check appropriate box or boxes.)

     BMA Variable Annuity Account A
     -------------------------------
     (Exact Name of Registrant)

     Business Men's Assurance Company of America
     -------------------------------------------
     (Name of Depositor)

     2000 Wade Hampton Boulevard, Greenville, SC                    29615-1064
     ------------------------------------------------------------   ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code  (800) 551-8354


     Name and Address of Agent for Service

     R. David Black
     Business Men's Assurance Company of America
     2000 Wade Hampton Blvd.
     Greenville, SC 29615-1064

     Copies to:
     Lynn K. Stone
     Blazzard, Grodd & Hasenauer, P.C.
     943 Post Road East
     Westport, CT 06880
     (203) 226-7866

It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
__X__ on April 29, 2005 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:

     _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Individual Flexible Purchase Payment Deferred Variable Annuity Contracts


                              CROSS REFERENCE SHEET

                             (required by Rule 495)

ITEM NO.                                                                  Location

                                     PART A

Item 1.          Cover Page                                               Cover Page

Item 2.          Definitions                                              Index of Special Terms

Item 3.          Synopsis                                                 Summary

Item 4.          Condensed Financial Information                          Appendix

Item 5.          General Description of Registrant,
                 Depositor, and Portfolio Companies                       Other Information -
                                                                          BMA; The Separate
                                                                          Account; Investment
                                                                          Options

Item 6.          Deductions and Expenses                                  Expenses

Item 7.          General Description of Variable
                 Annuity Contracts                                        The Annuity Contract

Item 8.          Annuity Period                                           Annuity Payments
                                                                          (The Income Phase)

Item 9.          Death Benefit                                            Death Benefit

Item 10.         Purchases and Contract Value                             Purchase

Item 11.         Redemptions                                              Access to Your Money

Item 12.         Taxes                                                    Taxes

Item 13.         Legal Proceedings                                        None

Item 14.         Table of Contents of the Statement
                 of Additional Information                                Table of Contents of the
                                                                          Statement of Additional
                                                                          Information


                              CROSS REFERENCE SHEET

                             (required by Rule 495)

ITEM NO.                                                                        LOCATION
                                     PART B

Item 15.            Cover Page                                                  Cover Page

Item 16.            Table of Contents                                           Table of Contents

Item 17.            General Information and History                             Company

Item 18.            Services                                                    Not Applicable

Item 19.            Purchase of Securities Being Offered                        Not Applicable

Item 20.            Underwriters                                                Distribution

Item 21.            Calculation of Performance Data                             Performance Information

Item 22.            Annuity Payments                                            Annuity Provisions

Item 23.            Financial Statements                                        Financial Statements

                                     PART C

     Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                     PART A



                         THE FIXED AND VARIABLE ANNUITY

                                    ISSUED BY

                         BMA VARIABLE ANNUITY ACCOUNT A

                                       AND

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA


     This prospectus describes the Fixed and Variable Annuity Contract offered by Business Men's Assurance Company of America (BMA). The annuity contract has many investment choices--2 FIXED ACCOUNT options and the available INVESTMENT PORTFOLIOS.


     The INVESTMENT PORTFOLIOS are part of AIM Variable Insurance Funds, The Alger American Fund, American Century Variable Portfolios, Inc., Dreyfus Investment Portfolios, Dreyfus Stock Index Fund, Inc., Dreyfus Variable Investment Fund, Janus Aspen Series, Lazard Retirement Series, Inc., Lord Abbett Series Fund, Inc., T. Rowe Price Equity Series, Inc. and Variable Insurance Products Funds. You can put your money in Fixed Account I, any currently available GUARANTEE PERIOD of Fixed Account II and/or any of the available INVESTMENT PORTFOLIOS.

AIM VARIABLE INSURANCE FUNDS

      Managed By A I M Advisors, Inc.

            AIM V.I. High Yield Fund (Series I Shares)

      Managed By A I M Advisors, Inc.

      Sub-Advisor: INVESCO Institutional (N.A.), Inc.

            AIM V.I. Core Stock Fund (Series I Shares) (formerly
                known as INVESCO VIF - Core Equity Fund)

THE ALGER AMERICAN FUND (Class O Shares)

      Managed By Fred Alger Management, Inc.

            Alger American Growth Portfolio
            Alger American Leveraged AllCap Portfolio
            Alger American MidCap Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      Managed By American Century Investment Management, Inc.

            VP Income & Growth
            VP Value

DREYFUS INVESTMENT PORTFOLIOS

      Managed By The Dreyfus Corporation

            Emerging Leaders Portfolio (Initial Shares)*

DREYFUS STOCK INDEX FUND, INC. (Initial Share Class)

      Managed By The Dreyfus Corporation (Index Fund Manager--Mellon
           Equity Associates)

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")

      Managed By The Dreyfus Corporation

            Dreyfus VIF Disciplined Stock Portfolio (Initial Share Class)


JANUS ASPEN SERIES (Institutional Shares)

      Managed By Janus Capital Management LLC

            Janus Aspen Series International Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

      Managed By Lazard Asset Management LLC

            Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.

      Managed By Lord, Abbett & Co. LLC

            Growth and Income Portfolio*

T. ROWE PRICE EQUITY SERIES, INC.

      Managed By T. Rowe Price Associates, Inc.

            T. Rowe Price Blue Chip Growth Portfolio*
            T. Rowe Price Personal Strategy Balanced Portfolio*

VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")

      Managed By Fidelity Management & Research Co.

            Fidelity VIP Overseas Portfolio (Service Class 2)
            Fidelity VIP Growth Portfolio (Service Class 2)
            Fidelity VIP Contrafund(R) Portfolio (Service Class 2) Fidelity VIP Investment Grade Bond Portfolio (Initial Class)* Fidelity VIP Mid Cap Portfolio (Initial Class)*
            Fidelity VIP Money Market Portfolio (Initial Class)*

     * THESE PORTFOLIOS ARE ANTICIPATED TO BECOME AVAILABLE UNDER YOUR CONTRACT ON OR BEFORE AUGUST 1, 2005. PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.

     There are additional investment portfolios which BMA intends to substitute with shares of other investment portfolios during the summer of 2005. Information regarding these portfolios is contained in Appendix D.

      The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

      Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BMA Fixed and Variable Annuity Contract.

      To learn more about the BMA Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2005. The SAI has been filed with the SEC and is legally a part of this prospectus. The SEC has a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at 1-800-423-9398 or write us at: 2000 Wade Hampton Blvd., Greenville, SC 29615-1064.

      The Contracts:

        o are not bank deposits

        o are not federally insured

        o are not endorsed by any bank or government agency

        o are not guaranteed and may be subject to loss of principal

      This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell these securities. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

      The insurance contract is subject to state approval. Not all benefits are approved in all states. Please read your contract.

April 29, 2005


                                TABLE OF CONTENTS

                                                                            Page
INDEX OF SPECIAL TERMS
SUMMARY
FEE TABLE
EXAMPLES
  1.  THE ANNUITY CONTRACT
  2.  ANNUITY PAYMENTS (THE INCOME PHASE) Annuity Date Annuity Payments
            Annuity Options
  3.  PURCHASE
            Purchase Payments
            Allocation of Purchase Payments
            Free Look
            Accumulation Units
            Transfers
            Dollar Cost Averaging Option
            Asset Rebalancing Option
            Asset Allocation Option
  4.  INVESTMENT OPTIONS Voting Rights
            Adding, Deleting, or Substituting Investment Portfolios
  5.  EXPENSES
            Coverage Charge
            Contract Maintenance Charge
            Withdrawal Charge
            Interest Adjustment
            Free Withdrawal Amount
            Waiver of Withdrawal Charge (Life Liquidity Benefit)
            Reduction or Elimination of the Withdrawal Charge
            Premium Taxes
            Transfer Fee
            Income Taxes
            Investment Portfolio Expenses
  6.  TAXES
            Annuity Contracts in General
            Qualified and Non-Qualified Contracts
            Withdrawals--Non-Qualified Contracts
            Partial 1035 Exchanges
            Withdrawals--Qualified Contracts
            Taxation of Death Benefits
            Diversification and Owner Control
  7. ACCESS TO YOUR MONEY
            Automatic Withdrawal Program
            Minimum Distribution
            Program Suspension of Payments or Transfers
  8. PERFORMANCE
  9. DEATH BENEFIT
            Death Benefit Enhancement (Stepped Up Death Benefit)
            Additional Death Benefit Option
            Death of Annuitant
 10. OTHER INFORMATION
            BMA
            The Separate Account
            Distributor
            Administration
            Ownership
            Beneficiary
            Assignment
            Legal Proceedings
            Financial Statements
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
APPENDIX A--CONDENSED FINANCIAL INFORMATION                            A-1
APPENDIX B--INVESTMENT PORTFOLIOS                                      B-1
APPENDIX C--ADDITIONAL DEATH BENEFIT OPTION                            C-1
APPENDIX D

                             INDEX OF SPECIAL TERMS

      We have written this prospectus to make it as understandable as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. They appear capitalized in the text and the page that is indicated below is where we believe you will find the best explanation for the word or term.

                                                                            Page

Accumulation Phase

Accumulation Unit

Annuitant

Annuity Date

Annuity Options

Annuity Payments

Annuity Unit

Beneficiary

Fixed Account

Guarantee Period

Income Phase

Investment Portfolios

Joint Owner

Non-Qualified

Owner

Purchase Payment

Qualified

Tax Deferral

                                     SUMMARY

      The sections in this summary correspond to sections in this prospectus that discuss the topics in more detail.

      The Annuity Contract: The Fixed and Variable Annuity Contract offered by BMA provides a means for investing on a tax-deferred basis in 2 BMA FIXED ACCOUNTS (available in most states) and the available INVESTMENT PORTFOLIOS. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. The contract has been designed to meet long-term financial goals and is not suitable as a short-term investment. The contract is not designed to serve as a vehicle for frequent trading.

      Annuity Payments: If you want to receive regular income from your annuity, you can choose one of the ANNUITY OPTIONS BMA offers. You can choose whether to have payments come from our general account, the available INVESTMENT PORTFOLIOS or both. If you choose to have any part of your payments come from the INVESTMENT PORTFOLIOS, the dollar amount of your payments may go up or down.

      Purchase: You can buy the contract with $10,000 or more under most circumstances. You can add $1,000 or more any time you like during the ACCUMULATION PHASE.

      Investment Options: You can put your money into the BMA FIXED ACCOUNTS and/or the INVESTMENT PORTFOLIOS. The returns on the INVESTMENT PORTFOLIOS are not guaranteed. You can lose money. You can make transfers between investment options.

      Expenses: The contract has insurance features and investment features, and there are costs related to each.

      If you take money out of the contract, BMA may assess a withdrawal charge against each PURCHASE PAYMENT withdrawn. Each PURCHASE PAYMENT has its own withdrawal charge schedule. The withdrawal charge starts at 7% in the first year and declines to 0% 7 years after you make each PURCHASE PAYMENT.

      There is a $25 transfer fee after the first 12 transfers in a contract year during the ACCUMULATION PHASE and after the first 4 transfers per contract year during the INCOME PHASE.

      Taxes: Your earnings are not taxed until you take them out. If you take money out during the ACCUMULATION PHASE, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty.

      A QUALIFIED contract will not provide any necessary or additional TAX DEFERRAL if it is used to fund a QUALIFIED plan that is tax deferred. However, the contract has features and benefits other than TAX DEFERRAL that make it an important investment for a QUALIFIED plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a QUALIFIED contract.

      Access to Your Money: You can take money out of your contract during the ACCUMULATION PHASE. Withdrawals may be subject to a withdrawal charge and an interest adjustment for money in Fixed Account II. You may also have to pay income tax and a tax penalty on any money you take out.

      Death Benefit: If you die before moving to the INCOME PHASE, the person you have chosen as a BENEFICIARY will receive a death benefit.

      Free Look: You can cancel the contract within 10 days after receiving it (or whatever period is required in your state). BMA will refund the value of your contract on the day it receives your request to cancel the contract. This may be more or less than your original payment. In certain states, or if you have purchased the contract as an individual retirement annuity, BMA will refund the greater of your PURCHASE PAYMENT or contract value. BMA will put your money in the Money Market Portfolio for 15 days (or the period required in your state) during the free-look period.

                                    FEE TABLE

      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time you buy the contract, surrender the contract, or transfer contract value between INVESTMENT PORTFOLIOS. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (See Note (1)) (as a percentage of PURCHASE PAYMENT withdrawn)
   7% declining annually (See Note (2))

Transfer Fee (See Note (3))     $0.00 first 12, $25.00 each transfer thereafter

---------------------

(1) After BMA has had a PURCHASE PAYMENT for 7 years, there is no charge by BMA for a withdrawal of that PURCHASE PAYMENT. You may also have to pay income tax and a tax penalty on any money you take out. If the value of your contract is $10,000 or more on the day you make your withdrawal, the first 10% of contract value withdrawn is not subject to a withdrawal charge, unless you have already made another withdrawal during that same contract year.

(2)     The withdrawal charge is equal to:

    Number of Complete Years                          Withdrawal
From Date of PURCHASE PAYMENT                           Charge

0                                                        7%

1                                                        6%

2                                                        5%

3                                                        4%

4                                                        3%

5                                                        2%

6                                                        1%

7 and thereafter                                         0%

(3) No charge for first 12 transfers in a contract year during the ACCUMULATION PHASE and no charge for first 4 transfers in a contract year during the INCOME PHASE; thereafter, the fee is $25 per transfer.

BMA will not charge you the transfer fee even if there are more than 12 transfers in a year during the ACCUMULATION PHASE if the transfer is for the Dollar Cost Averaging Option, Asset Allocation Option or Asset Rebalancing Option.

      The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including INVESTMENT PORTFOLIO fees and expenses.

CONTRACT MAINTENANCE CHARGE (See Note (1))    $35 per contract per year

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Fees and Account Fees and
Expenses (See Note (2))   1.45% (less if you do not elect ADBO (See Note (3))

---------------------

(1) During the ACCUMULATION PHASE, BMA will not charge the contract maintenance charge if the value of your contract is $100,000 or more. If you make a complete withdrawal and the contract value is less than $100,000, BMA will charge the contract maintenance charge. If you own more than one BMA contract, we will determine the total value of all your contracts (except in South Carolina). If the total value of all your contracts is more than $100,000, we will not assess the contract maintenance charge. During the INCOME PHASE, BMA will deduct the contract maintenance charge from each ANNUITY PAYMENT on a pro-rata basis.

(2) The coverage charge is an aggregate charge, which consists of mortality and expense risk fees and account fees and expenses that is referred to as a coverage charge throughout this prospectus and in your contract. The amount of the coverage charge for your contract depends upon whether you elect the Additional Death Benefit Option (ADBO). If you purchased your contract before May 3, 1999, the ADBO was not available. In certain states, the ADBO may not be available. Check with your registered representative regarding availability. We reserve the right to increase the coverage charge but it will never be more than 1.75% of the average daily value of the contract invested in an INVESTMENT PORTFOLIO.

(3) If you do not elect the ADBO, the Mortality and Expense Risk Fees and Account Fees and Expenses are 1.25% annually.

      The next item shows the minimum and maximum total operating expenses charged by the INVESTMENT PORTFOLIOS that you may pay periodically during the time that you own the contract. More details concerning each Portfolio's fees and expenses (including Rule 12b-1 Fees) are contained in the prospectuses for the INVESTMENT PORTFOLIOS.


RANGE OF INVESTMENT PORTFOLIO OPERATING EXPENSES


                                                                                                              Minimum     Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from a
   Portfolio's assets, including management fees, 12b-1 fees and other expenses)                              .26%         1.28%

Total Annual Net Portfolio Operating Expenses After Fee Waiver and/or Expense
   Reimbursement* (expenses that are deducted from a Portfolio's assets, including management fees, 12b-1 fees and other expenses after any applicable
   waiver and/or reimbursement arrangement)                                                                   .26%         1.25%

---------------------

* The range of Total Annual Net Portfolio Operating Expenses takes into account contractual arrangements for certain Portfolios that require the adviser to waive or reimburse operating expenses until at least May 1, 2006, as described in more detail on the next page.

     The following table shows the annual operating expenses for each INVESTMENT PORTFOLIO for the year ended December 31, 2004, before and after any applicable contractual expense reimbursements and/or waivers. Certain portfolios will become available on or before August 1, 2005 (as described elsewhere in this prospectus). In addition, see Appendix D regarding the fees and expenses for investment portfolios which BMA intends to substitute with shares of other investment portfolios during the summer of 2005.

Total Annual Portfolio Operating Expenses for each Investment Portfolio



                                                                       Distribution              Expenses      Total     Total Net
                                                                      and/or Service              Waived      Annual       Annual
                                                           Management    (12b-1)      Other       and/or     Portfolio   Portfolio
                                                              Fees        Fees       Expenses   Reimbursed   Expenses     Expenses



AIM VARIABLE INSURANCE FUNDS
     AIM V.I. High Yield Fund (Series I Shares)(1)             .62%          --          .42%        .00%       1.04%        1.04%
     AIM V.I. Core Stock Fund (Series I Shares)(1)(2)          .75%          --          .46%        .06%       1.21%        1.15%

THE ALGER AMERICAN FUND (Class O Shares)
      Alger American Growth Portfolio                          .75%          --          .10%        .00%        .85%         .85%
      Alger American Leveraged AllCap Portfolio                .85%          --          .12%        .00%        .97%         .97%
      Alger American MidCap Growth Portfolio                   .80%          --          .12%        .00%        .92%         .92%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      VP Value(3)(4)                                           .93%          --          .00%        .00%        .93%         .93%
      VP Income & Growth(3)(4)                                 .70%          --          .00%        .00%        .70%         .70%

DREYFUS INVESTMENT PORTFOLIOS
      Emerging Leaders Portfolio (Initial Shares)(5)           .90%          --          .23%        .00%       1.13%        1.09%

DREYFUS STOCK INDEX FUND, INC.--Initial Shares                 .25%          --          .01%        .00%        .26%         .26%

DREYFUS VARIABLE INVESTMENT FUND--Initial Shares
      Dreyfus VIF Disciplined Stock Portfolio                  .75%          --          .10%        .00%        .85%         .85%

JANUS ASPEN SERIES
      Janus Aspen Series International Growth Portfolio
         (Institutional Shares)(6)                             .64%          --          .04%        .00%        .68%         .68%

LAZARD RETIREMENT SERIES, INC.(7)
      Lazard Retirement Small Cap Portfolio                    .75%        .25%          .28%        .03%       1.28%        1.25%

LORD ABBETT SERIES FUND, INC. (Class VC Shares)
      Growth and Income Portfolio                              .50%         --           .39%        .00%        .89%         .89%


T.ROWE PRICE EQUITY SERIES, INC.
      T. Rowe Price Blue Chip Growth Portfolio                 .85%         --           .00%          --        .85%         .85%
      T. Rowe Price Personal Strategy Balanced Portfolio(8)    .90%         --           .00%          --        .90%         .90%

VARIABLE INSURANCE PRODUCTS FUNDS (9)
      Fidelity VIP Overseas Portfolio (Service Class 2)        .72%        .25%          .19%        .00%       1.16%         1.16%
      Fidelity VIP Growth Portfolio (Service Class 2)          .58%        .25%          .10%        .00%        .93%          .93%
      Fidelity VIP Contrafund(R) Portfolio (Service Class 2)   .57%        .25%          .11%        .00%        .93%          .93%
      Fidelity VIP Investment Grade Bond Portfolio
         (Initial Class)                                       .43%         --           .13%        .00%        .56%          .56%
      Fidelity VIP Mid Cap Portfolio (Initial Class)           .57%         --           .14%        .00%        .71%          .71%
      Fidelity VIP Money Market Portfolio (Initial Class)      .20%         --           .09%        .00%        .29%          .29%

(1) The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.30% (1.05% with respect to the High Yield Fund) of average net assets. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the 1.30% (1.05% with respect to the High Yield Fund) cap: (i) interest;
     (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to-day operations), or items designated as such by the Fund's board of trustees; (v) expenses related to a merger or reorganization, as approved by the Fund's board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. This expense limitation agreement is in effect through April 30, 2006.

(2) Effective January 1, 2005 through December 31, 2009, the advisor has contractually agreed to waive a portion of its advisory fees. See the Fund prospectus for details of the advisory fee waiver.

(3) The Fund has a stepped fee schedule. As a result, the Fund's management fee rate generally decreases as strategy assets increase and increases as strategy assets decrease.

(4) Other expenses, which include the fees and expenses of the Fund's independent directors and their legal counsel, as well as interest, were less than 0.005% for the current fiscal year.

(5) The Dreyfus Corporation has agreed, until December 31, 2005, to waive receipt of its fees and/or assume the expenses of the Portfolio so that the expenses (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.50% annually.

(6) Expenses are based upon expenses for the year ended December 31, 2004. All expenses are shown without the effect of any expense offset arrangement.

(7) Reflects a contractual obligation by the investment manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005, to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets. Absent this expense reimbursement, Total Portfolio Expenses for the year ended December 31, 2004 would have been 1.28%.

(8) T. Rowe Price has voluntarily agreed to reduce the investment management fee charged to the Portfolio by the amount of expenses incurred (0.03% of average net assets) as a result of the Portfolio's investment in the T. Rowe Price Institutional High Yield Fund, Inc. The amount shown in the table does not include that reduction. After taking that reduction into account, the total amount of annual fund operating expenses would have been 0.87%.

(9) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.


                                    EXAMPLES

      These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract maintenance charges, separate account annual expenses and INVESTMENT PORTFOLIO fees and expenses. The assumed average contract size is $60,000.

      There are two sets of Examples below: Example 1 assumes you elect the Additional Death Benefit Option (ADBO) and Example 2 assumes you do not elect the ADBO.

      Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

      These Examples assume you invest $10,000 in the contract for the time periods indicated. The Examples also assume your investment has a 5% return each year and assume (a) the maximum and (b) the minimum INVESTMENT PORTFOLIO fees and expenses. The examples reflect annual INVESTMENT PORTFOLIO expenses before the applicable fee waivers and/or expense reimbursements. Your expenses will be less than the expenses in the chart on the next page for those portfolios with a waiver or reimbursement for the applicable period (see "Total Annual Portfolio Operating Expenses for Each Investment Portfolio" above). The examples below do not include the investment portfolios contained in Appendix D. Appendix D contains examples including all portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs will be:

EXAMPLE 1 (if you elect the ADBO)

      (1) If you surrender your contract at the end of the applicable time period, or if you annuitize under an option other than a life annuity option or another option with an annuity payment period of more than 5 years:

                                                                 1 Year        3 Years       5 Years       10 Years
                                                                 ------        -------       -------       --------

(a) MAXIMUM                                                      $827.33       $1,241.62     $1,683.08     $3,176.55

(b) MINIMUM                                                      $721.96       $  925.28     $1,155.91     $2,123.44

      (2) If you do not surrender your contract or if you annuitize under a life annuity option or another option with an annuity payment period of more than 5 years:

                                                                 1 Year        3 Years       5 Years       10 Years
                                                                 ------        -------       -------       --------
(a) MAXIMUM                                                      $288.59       $884.21       $1,505.28     $3,176.55

(b) MINIMUM                                                      $183.86       $569.19       $  979.27     $2,123.44

EXAMPLE 2 (if you do not elect the ADBO)

      (1) If you surrender your contract at the end of the applicable time period, or if you annuitize under an option other than a life annuity option or another option with an annuity payment period or more than 5 years:



                                                                 1 Year        3 Years       5 Years       10 Years
                                                                 ------        -------       -------       --------
(a) MAXIMUM                                                      $806.75       $1,180.36     $1,581.89     $2,979.17

(b) MINIMUM                                                      $701.17       $  862.07     $1,049.20     $1,902.83

      (2) If you do not surrender your contract or if you annuitize under a life annuity option or another option with an annuity payment period of more than 5 years:

                                                                 1 Year        3 Years       5 Years       10 Years
                                                                 ------        -------       -------       --------


(a) MAXIMUM                                                      $268.14       $823.21       $1,404.32     $2,979.17

(b) MINIMUM                                                      $163.19       $506.25       $  872.80     $1,902.83

      There is an Accumulation Unit Value History (Condensed Financial Information) contained in Appendix A.

1. THE ANNUITY CONTRACT

      This prospectus describes the Fixed and Variable Annuity Contract offered by BMA. The insurance contract is subject to state approval. Not all benefits are approved in all states. Please read your contract.

      An annuity is a contract between you, the OWNER, and an insurance company (in this case BMA), where the insurance company promises to pay you an income, in the form of ANNUITY PAYMENTS, beginning on a designated date that's at least one year after we issue your contract. Until you decide to begin receiving ANNUITY PAYMENTS, your annuity is in the ACCUMULATION PHASE. Once you begin receiving ANNUITY PAYMENTS, your contract switches to the INCOME PHASE.

      The contract benefits from TAX DEFERRAL. TAX DEFERRAL means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

      The contract is called a variable annuity because you can choose among the available INVESTMENT PORTFOLIOS and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the ACCUMULATION PHASE depends upon the investment performance of the INVESTMENT PORTFOLIO(s) you select. The amount of the ANNUITY PAYMENTS you receive during the INCOME PHASE from the variable annuity portion of the contract also depends upon the investment performance of the INVESTMENT PORTFOLIOS you select for the INCOME PHASE.

      The contract also contains two FIXED ACCOUNT options (Fixed Account I and Fixed Account II). The FIXED ACCOUNTS offer interest rates that are guaranteed by BMA. For Fixed Account I, an interest rate is set at the time of each PURCHASE PAYMENT or transfer to the account. This initial interest rate is guaranteed for 12 months. Fixed Account II offers different GUARANTEE PERIODS. A GUARANTEE PERIOD is the time period for which an interest rate is credited in Fixed Account II. Currently, the following GUARANTEE PERIODS are available: three years, five years, and seven years. Each PURCHASE PAYMENT or transfer to a GUARANTEE PERIOD has its own interest rate. BMA guarantees that the interest credited to the FIXED ACCOUNT options will not be less than 3% per year. Currently, if you purchase the contract on or after May 3, 1999 and elect the Additional Death Benefit Option (ADBO), the amount of interest we credit to any amounts you have allocated to Fixed Account II will be reduced in consideration of the cost of the ADBO accordingly. If you make a withdrawal or transfer or if your contract switches to the INCOME PHASE before the end of the GUARANTEE PERIOD you have selected, an interest adjustment will be made to the value of your contract.

      If you select either FIXED ACCOUNT option, your money will be placed with the other general assets of BMA. If you select either FIXED ACCOUNT, the amount of money you are able to accumulate in your contract during the ACCUMULATION PHASE depends upon the total interest credited to your contract. The amount of the ANNUITY PAYMENTS you receive during the INCOME PHASE from the general account will remain level for the entire INCOME PHASE.

      We may offer other variable annuity contracts that also invest in the same funds offered under the contracts described in this prospectus. These contracts may have different charges and may offer different benefits.

      As OWNER of the contract, you exercise all rights under the contract. You can change the OWNER at any time by notifying BMA in writing. You and your spouse can be named JOINT OWNERS (subject to state laws). We have described more information on this in Section 10--Other Information.

2. ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

      Under the contract you can receive regular income payments. You can choose the date on which these payments begin. We call that date the ANNUITY DATE. Your first ANNUITY PAYMENT will be made one month (or one modal period if you do not choose monthly payments) after the ANNUITY DATE.

      We ask you to choose your ANNUITY DATE when you purchase the contract. You can change it at any time before the ANNUITY DATE with 30 days notice to us. Your ANNUITY DATE cannot be any earlier than one year after we issue the contract.

Annuity Payments

      ANNUITY PAYMENTS must begin by the later of the first day of the first calendar month after the ANNUITANT'S 95th birthday or 10 years after we issue your contract (or the maximum date allowed under state law). The ANNUITANT is the person whose life we look to when we make ANNUITY PAYMENTS. Currently, the amount of each payment is determined 10 business days prior to the payment date. At the ANNUITY DATE, you can choose whether payments will come from:

o    a FIXED ACCOUNT, referred to as a fixed annuity,

o the INVESTMENT PORTFOLIO(s) available, referred to as a variable annuity, or

o    a combination of both.

      If you choose to have any portion of your ANNUITY PAYMENTS come from the FIXED ACCOUNTS, Fixed Accounts I and II will be terminated, and the fixed annuity payments will be made from BMA's general account. The general account of BMA contains all of our assets except the assets of the Separate Account and other separate accounts we may have. The dollar amount of each fixed annuity payment will be determined in accordance with the annuity tables in the contract. If, on the ANNUITY DATE, we are using annuity payment tables for similar fixed annuity contracts which would provide a larger ANNUITY PAYMENT, we will use those tables. Once determined, the amount of the fixed annuity payment will not change, unless you transfer a portion of your variable annuity payment into the fixed annuity. Up to four times each contract year you may increase the amount of your fixed annuity payment by a transfer of all or a portion of your variable annuity payment to the fixed annuity payment. After the ANNUITY DATE, you may not transfer any portion of the fixed annuity into the variable annuity payment.

      If you choose to have any portion of your ANNUITY PAYMENTS come from the INVESTMENT PORTFOLIO(s), the dollar amount of the initial variable annuity payment will depend upon the value of your contract in the INVESTMENT PORTFOLIO(s) and the annuity tables in the contract. The dollar amount of this variable annuity payment is not guaranteed to remain level.

      Each variable annuity payment will vary depending on the investment performance of the INVESTMENT PORTFOLIO(s) you have selected. A 3.5% annual investment rate is used in the annuity tables in the contract. If the actual performance of the INVESTMENT PORTFOLIO(s) you have selected equals 3.5%, then the variable annuity payments will remain level. If the actual performance of the INVESTMENT PORTFOLIO(s) you have selected exceeds the 3.5% assumption, the variable annuity payments will increase. Conversely, if the performance is less than the 3.5%, the variable annuity payments will decrease.

      ANNUITY PAYMENTS are made monthly unless you have less than $10,000 to apply toward a payment. In that case, BMA may provide your ANNUITY PAYMENT in a single lump sum. Likewise, if your ANNUITY PAYMENTS would be or become less than $250 a month, BMA has the right to change the frequency of payments so that your ANNUITY PAYMENTS are at least $250.

Annuity Options

      You can choose among income plans. We call those ANNUITY OPTIONS.

      You can select and/or change an ANNUITY OPTION at any time prior to the ANNUITY DATE (with 30 days notice to us). If you do not choose an ANNUITY OPTION, we will assume that you selected Option 2, which will provide a life annuity with 120 monthly payments guaranteed. You can choose one of the following ANNUITY OPTIONS. Any other ANNUITY OPTION acceptable to us may also be selected. After ANNUITY PAYMENTS begin, you cannot change the ANNUITY OPTION.

      OPTION 1. LIFE ANNUITY. Under this option, we will make an ANNUITY PAYMENT each month so long as the ANNUITANT is alive. After the ANNUITANT dies, we stop making ANNUITY PAYMENTS. If the ANNUITANT dies after the first payment and before the second payment, then we will make only one payment.

      OPTION 2. LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED. Under this option, we will make an ANNUITY PAYMENT each month so long as the ANNUITANT is alive. However, if, when the ANNUITANT dies, we have made ANNUITY PAYMENTS for less than the selected guaranteed period, we will then continue to make ANNUITY PAYMENTS for the rest of the guaranteed period to the BENEFICIARY. If the BENEFICIARY does not want to receive ANNUITY PAYMENTS, he or she can ask us for a single lump sum.

      OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make ANNUITY PAYMENTS each month so long as the ANNUITANT and a second person are both alive. When either of these people dies, we will continue to make ANNUITY PAYMENTS, so long as the survivor continues to live. The amount of the ANNUITY PAYMENTS we will make to the survivor can be equal to 100%, 75% or 50% of the amount that we would have paid if both were alive. If both the ANNUITANT and the second person die after the first payment and before the second payment, then we will make only one payment.

      OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 OR 20 YEARS GUARANTEED. Under this option, we will make ANNUITY PAYMENTS each month so long as the ANNUITANT and a second person (joint ANNUITANT) are both alive. However, if when the last ANNUITANT dies, we have made ANNUITY PAYMENTS for less than the selected guaranteed period, we will then continue to make ANNUITY PAYMENTS for the rest of the guaranteed period to the BENEFICIARY. If the BENEFICIARY does not want to receive ANNUITY PAYMENTS, he or she can ask us for a single lump sum.

3. PURCHASE

Purchase Payments

      A PURCHASE PAYMENT is the money you give us to buy the contract. The minimum we will accept for a NON-QUALIFIED contract is $10,000. If you buy the contract as part of an Individual Retirement Annuity (IRA), the minimum PURCHASE PAYMENT we will accept is $2,000. The maximum PURCHASE PAYMENTS we accept are $1 million without our prior approval. You can make additional PURCHASE PAYMENTS of $1,000 or more.

Allocation of Purchase Payments

      When you purchase a contract, we will allocate your PURCHASE PAYMENT to:

        o Fixed Account I;

        o any currently available GUARANTEE PERIOD of Fixed Account II; and/or

        o one or more of the INVESTMENT PORTFOLIOS you have selected.

      If you make additional PURCHASE PAYMENTS, we will allocate them in the same way as your first PURCHASE PAYMENT unless you tell us otherwise. Any allocation to Fixed Account I or to any GUARANTEE PERIOD of Fixed Account II must be at least $5,000. Allocation percentages need to be in whole numbers. Each allocation must be at least 1%. Any allocation to an INVESTMENT PORTFOLIO must be at least $1,000. BMA reserves the right to decline any PURCHASE PAYMENT.

      At its discretion, BMA may refuse PURCHASE PAYMENTS into Fixed Account I or Fixed Account II if the total value of Fixed Accounts I and II is greater than or equal to 30% of the value of your contract at the time of the PURCHASE PAYMENT.

      Once we receive your PURCHASE PAYMENT and the necessary information, we will issue your contract and allocate your first PURCHASE PAYMENT within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional PURCHASE PAYMENTS, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Free Look

      If you change your mind about owning the contract, you can cancel it within 10 days after receiving it, or the period required in your state. When you cancel the contract within this time period, BMA will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we will refund the greater of your PURCHASE PAYMENT (less withdrawals) or the value of your contract if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will put your PURCHASE PAYMENT in the Money Market Portfolio for 15 days beginning when we allocate your first PURCHASE PAYMENT. (In some states, the period may be longer.) At the end of that period, we will re-allocate those funds as you selected.

Accumulation Units

      The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the INVESTMENT PORTFOLIO(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an ACCUMULATION UNIT. (An ACCUMULATION UNIT works like a share of a mutual fund.) During the INCOME PHASE of the contract we call the unit an ANNUITY UNIT.

      Every business day we determine the value of an ACCUMULATION UNIT for each of the INVESTMENT PORTFOLIOS by multiplying the ACCUMULATION UNIT value for the previous business day by a factor for the current business day. The factor is determined by:

            1. dividing the value of an INVESTMENT PORTFOLIO share at the end of the current business day by the value of an INVESTMENT PORTFOLIO share for the previous business day; and

            2. multiplying it by one minus the daily amount of the coverage charge and any charges for taxes.

      The value of an ACCUMULATION UNIT may go up or down from day to day.

      When you make a PURCHASE PAYMENT, we credit your contract with ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount of the PURCHASE PAYMENT allocated to an INVESTMENT PORTFOLIO by the value of the ACCUMULATION UNIT for that INVESTMENT PORTFOLIO.

      We calculate the value of an ACCUMULATION UNIT for each INVESTMENT PORTFOLIO after the New York Stock Exchange closes each day and then credit your contract.

Example:

      On Monday we receive an additional PURCHASE PAYMENT of $4,000 from you. You have told us you want this to go to the Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an ACCUMULATION UNIT for the Growth and Income Portfolio is $12.70. We then divide $4,000 by $12.70 and credit your contract on Monday night with 314.9606 ACCUMULATION UNITS for the Growth and Income Portfolio.

Transfers

   (These transfer features as stated may not be available in all states.)

      You can transfer money among the FIXED ACCOUNTS and the available INVESTMENT PORTFOLIOS.

   Telephone Transfers

      You can make transfers by telephone. If you own the contract with a JOINT OWNER, unless BMA is instructed otherwise, BMA will accept instructions from either you or the other OWNER. BMA will use reasonable procedures to confirm that instructions given us by telephone are genuine. If BMA fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. BMA tape records all telephone instructions. BMA reserves the right to modify or terminate telephone transfer privileges.

   Transfers During the Accumulation Phase

      You can make 12 transfers every year during the ACCUMULATION PHASE without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the FIXED ACCOUNTS and to or from any INVESTMENT PORTFOLIO. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer. The following apply to any transfer during the ACCUMULATION PHASE:

            1. The minimum amount that you can transfer from the INVESTMENT PORTFOLIO, Fixed Account I or any GUARANTEE PERIOD of Fixed Account II is $250 or your entire interest in the INVESTMENT PORTFOLIO, Fixed Account I or GUARANTEE PERIOD of Fixed Account II, if less.

            2. We reserve the right to restrict the maximum amount that you can transfer from any FIXED ACCOUNT option (unless the transfer is from a GUARANTEE PERIOD of Fixed Account II just expiring) to 25% of the amount in Fixed Account I or any GUARANTEE PERIOD of Fixed Account II. Currently, BMA is waiving this restriction. This requirement is waived if the transfer is part of the Dollar Cost Averaging, Asset Allocation or Asset Rebalancing options. This requirement is also waived if the transfer is to switch your contract to the INCOME PHASE.

            3. At its discretion, BMA may refuse transfers to Fixed Account I or Fixed Account II if the total value of Fixed Accounts I and II is greater than or equal to 30% of the value of your contract at the time of the transfer.

            4. The minimum amount that must remain in any INVESTMENT PORTFOLIO after a transfer is $1,000. The minimum amount that must remain in Fixed Account I or any GUARANTEE PERIOD of Fixed Account II after a transfer is $5,000. If less than $1,000 remains in any investment portfolio or less than $5,000 remains in Fixed Account I after a transfer, the entire amount in the account will be transferred.

            5. You may not make a transfer until after the end of the free look period.

            6. We reserve the right to restrict the number of transfers per year and to restrict transfers made on consecutive business days.

      Your right to make transfers may be modified if we determine, in our sole opinion, that the exercise of the transfer right by one or more OWNERS is, or would be, harmful to other OWNERS.

       Market Timing/Disruptive Transfers. Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. None of the portfolios that are investment portfolios for the contract is designed for short-term investing. Such activity may increase portfolio transaction costs, hurt performance and be disruptive to management of a portfolio (affecting an advisor's or sub-advisor's ability to effectively manage a portfolio in accordance with its investment objective and policies). BMA has adopted policies and implemented procedures to detect and deter market timing activities. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase the contract.

If BMA becomes aware of potentially harmful transfer activity, restrictions may be imposed by BMA on transfers. BMA reserves the right to take actions to restrict transfers including, but not limited to:

o restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

o        restricting transfers into and out of certain investment portfolios

We attempt to detect disruptive market timing activities by monitoring the dollar amount of the transfer in proportion to the contract size, the grouping of transfers by third parties, and the frequency of the transfers in a defined period. In addition, we may consider additional factors such as the investment objectives of the particular investment portfolio involved in the transfer(s) and whether the transfer appears to be part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies. With respect to both the dollar amount and frequency, we may consider an individual transfer alone or combined with transfers from other owners owned by or under the control or influence of the same individual or entity.

If market timing activity is determined to have occurred, we will:

o Notify contract owners, broker-dealers and representatives that BMA has determined transfers to be impermissible short-term trading.

o Inform the contract owner and agent that all transfers going forward are required to be made by written request via U.S. mail ("snail mail"), in accordance with rights reserved in the applicable contract.

o Inform the administrator when a contract owner, broker-dealer, or representative has made transfers that appear to be violative of BMA's policy against market timing and place them on a "watch list" to monitor future transfer activity. Any transfers that are attempted by someone who is on the "watch list" must be approved by BMA prior to the execution of such transfers.

o Terminate representative appointments for purposes of issuing future business once BMA determines a representative has purposefully and intentionally placed market timing business with BMA. Representatives will be identified and terminated based on a quantifiable standard that is applied uniformly.

o Any new application that matches specific criteria (e.g. agent name or TIN, or owner name or SSN) will be pended for review prior to issuance.

We apply these policies and procedures uniformly and without exception, waiver, or special arrangement. However, we will not apply these policies and procedures in times of national emergency and/or market volatility.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures that BMA has adopted. Further, the underlying funds may also impose redemption fees on certain exchanges. Contract owners and other persons with interests in the contracts should be aware that BMA may not have the contractual obligation to apply the frequent trading policies and procedures of the underlying funds.

Our market timing policies and procedures apply only to individuals and entities that own this contract. However, the underlying funds are available for use with many different variable annuity contracts, variable life insurance policies and, in the case of certain funds, directly by certain qualified retirement plans. Some of these contracts, policies and plans may have less restrictive transfer rules or no transfer restrictions at all. We do not know the effectiveness of any policies and procedures used by other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the underlying funds could incur higher expenses which may result in lower performance if undetected abusive trading practices occur.

In addition, contract owners and other persons with interests in the contracts should be aware that some underlying funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the underlying funds in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the underlying funds (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the underlying funds.

In addition to reserving the right to modify or terminate the transfer privilege at any time, we also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying funds. This would include an underlying fund's refusal or restriction on purchases or redemptions of its shares as a result of the underlying fund's own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the prospectuses of the underlying funds for more details.

We cannot guarantee that the funds will not be harmed by transfer activity. No assurance can be given that any or all possible forms of potentially harmful transfer activity will be identified, or that any restrictions imposed will be able to address successfully the potentially harmful transfer activity that may be identified.

   Transfers During the Income Phase

      Each year, during the INCOME PHASE, you can make 4 transfers between the INVESTMENT PORTFOLIO(s). We measure a year from the anniversary of the day we issued your contract. You can also make 4 transfers each contract year from the INVESTMENT PORTFOLIOS to the general account. You may not make a transfer from the general account to the INVESTMENT PORTFOLIOS. These 4 transfers each contract year during the INCOME PHASE are free. If you make more than 4 transfers in a year during the INCOME PHASE, a transfer fee of $25 per transfer (after the 4 free) will be charged.

Dollar Cost Averaging Option

      The Dollar Cost Averaging Option allows you to systematically transfer a set amount each month from the Money Market Portfolio, Fixed Account I or any other subaccount we designate to any of the other INVESTMENT PORTFOLIO(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

      The minimum amount that can be transferred each month is $250. The value of your contract must be at least $10,000 in order to participate in Dollar Cost Averaging.

      All Dollar Cost Averaging transfers will be made on the 15th day of the month unless otherwise designated, other than the 29th, 30th or 31st of any month. If any designated day is not a business day, then the transfer will be made the next business day. You must participate in Dollar Cost Averaging for at least 6 or 12 months, whichever program you selected.

      If you participate in Dollar Cost Averaging, the transfers made under this option are not taken into account in determining any transfer fee. Currently, there is no charge for participating in the Dollar Cost Averaging Option.

      No Automatic Withdrawals and Minimum Distributions will be allowed if you are participating in Dollar Cost Averaging.

      Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. Dollar Cost Averaging involves continuous investment in the selected INVESTMENT PORTFOLIO(S) regardless of fluctuating price levels of the INVESTMENT PORTFOLIO(S). You should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

Asset Rebalancing Option

      We make available to the broker-dealers who sell our contracts materials that they can use to assist them in making recommendations as to investment choices within our contracts. These materials will help you and your representative determine your risk tolerance and the types of funds that match that level of risk.

      Once your money has been allocated among the INVESTMENT PORTFOLIOS, the performance of each portfolio may cause your allocation to shift. If the value of your contract is at least $10,000, you can direct us to automatically rebalance your contract monthly, quarterly, semi-annually or annually to return to your original percentage allocations by selecting our Asset Rebalancing Option.

      The program will ignore any new PURCHASE PAYMENTS or transfers allocated to portfolios other than the original (or most current) rebalancing portfolio allocations. You may change your allocations to incorporate new PURCHASE PAYMENTS or transfers by contacting the BMA Service Center.

      The minimum period to participate in this program is 6 months. The transfer date will be the 15th of the month unless otherwise designated, other than the 29th, 30th or 31st of any month. If any designated day is not a business day, then the transfer will be made the next business day. The FIXED ACCOUNT options are not part of asset rebalancing. Currently, there is no charge for participating in the Asset Rebalancing Option.

      If you participate in the Asset Rebalancing Option, the transfers made under the program are not taken into account in determining any transfer fee.

Example:

      Assume that you want your initial PURCHASE PAYMENT split between two INVESTMENT PORTFOLIOS. You want 40% to be in the Investment Grade Bond Portfolio and 60% to be in the Mid Cap Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Investment Grade Bond Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, BMA would sell some of your units in the Investment Grade Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Mid Cap Portfolio to increase those holdings to 60%.

Asset Allocation Option

      BMA recognizes the value to certain OWNERS of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contract.

      Even though BMA may allow the use of approved Asset Allocation Programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers may be disruptive to the operations of the INVESTMENT PORTFOLIOS, and should BMA become aware of such disruptive practices, it may modify the transfer provisions of the contract.

      If you participate in an approved Asset Allocation Program, the transfers made under the program will not be taken into account in determining any transfer fee. Currently, BMA does not charge for participating in an Asset Allocation Program.


4. INVESTMENT OPTIONS

      The contract offers the INVESTMENT PORTFOLIOS that are listed below. Additional INVESTMENT PORTFOLIOS may be available in the future.

      There are investment portfolios, not listed below, which BMA intends to substitute with shares of other investment portfolios during the summer of 2005. Information regarding these portfolios is contained in Appendix D.

      You should read the prospectuses for these funds carefully. Copies of these prospectuses will be sent to you with your confirmation. You can obtain copies of the fund prospectuses by writing us at 2000 Wade Hampton Blvd., Greenville, SC 29615-1064 or calling us at 1-800-423-9398. Certain portfolios contained in the fund prospectuses may not be available with your contract. A summary of the investment objectives and strategies of each investment portfolio available under the contract is contained in Appendix B. There can be no assurance that the investment objectives will be achieved. The fund prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each portfolio.

      Shares of the portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies that may or may not be affiliated with BMA. Certain portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

      We may perform certain shareholder services and other administrative functions on behalf of the investment portfolios or their investment advisors, distributors and/or affiliates. The amount of the compensation is not deducted from fund assets and does not decrease the fund's investment return. We may receive revenues from the investment portfolios, their investment advisors, distributors and/or affiliates for the performance of these services. The revenues, which may be substantial, are ordinarily based upon an annual percentage of the average aggregate net amount we have invested on behalf of the Separate Account and another separate account of ours. These percentages differ; some investment portfolios, investment advisors, distributors and/or affiliates pay us a greater percentage than others. Additional information regarding these payments may be contained in the prospectuses and/or statements of additional information of the underlying funds.

      The investment objectives and policies of certain of the INVESTMENT PORTFOLIOS are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisors manage. Although the objectives and policies may be similar, the investment results of the INVESTMENT PORTFOLIOS may be higher or lower than the results of such other mutual funds. The investment advisors cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the INVESTMENT PORTFOLIOS have the same investment advisors.

      A portfolio's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a portfolio with a small asset base. A portfolio may not experience similar performance as its assets grow.

AIM VARIABLE INSURANCE FUNDS

      Advisor: A I M Advisors, Inc.

            AIM V.I. High Yield Fund (Series I Shares)

      Advisor: A I M Advisors, Inc.

      Sub-Advisor: INVESCO Institutional (N.A.), Inc.

            AIM V.I. Core Stock Fund (Series I Shares) (formerly known as INVESCO VIF - Core Equity Fund)

THE ALGER AMERICAN FUND (CLASS O SHARES)

      Advisor: Fred Alger Management, Inc.

            Alger American Growth Portfolio
            Alger American Leveraged AllCap Portfolio
            Alger American MidCap Growth Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

      Advisor: American Century Investment Management, Inc.

            VP Income & Growth
            VP Value

DREYFUS INVESTMENT PORTFOLIOS

      Advisor: The Dreyfus Corporation

            Emerging Leaders Portfolio (Initial Shares)*

DREYFUS STOCK INDEX FUND, INC. (Initial Share Class)

      Advisor: The Dreyfus Corporation (Index Fund Manager: Mellon
               Equity Associates)

DREYFUS VARIABLE INVESTMENT FUND ("Dreyfus VIF")

      Advisor: The Dreyfus Corporation

            Dreyfus VIF Disciplined Stock Portfolio (Initial Share Class)

JANUS ASPEN SERIES (Institutional Shares)

      Advisor: Janus Capital Management LLC

            Janus Aspen Series International Growth Portfolio

LAZARD RETIREMENT SERIES, INC.

      Advisor: Lazard Asset Management LLC

            Lazard Retirement Small Cap Portfolio

LORD ABBETT SERIES FUND, INC. (Class VC Shares)

      Advisor:  Lord, Abbett & Co. LLC

            Growth and Income Portfolio*

T. ROWE PRICE EQUITY SERIES, INC.

      Advisor: T. Rowe Price Associates, Inc.

            T. Rowe Price Blue Chip Growth Portfolio*
            T. Rowe Price Personal Strategy Balanced Portfolio*

VARIABLE INSURANCE PRODUCTS FUNDS ("VIP")

      Advisor: Fidelity Management & Research Co.

            Fidelity VIP Overseas Portfolio (Service Class 2)
            Fidelity VIP Growth Portfolio (Service Class 2)
            Fidelity VIP Contrafund(R) Portfolio (Service Class 2) Fidelity VIP Investment Grade Bond Portfolio (Initial Class)* Fidelity VIP Mid Cap Portfolio (Initial Class)*
            Fidelity VIP Money Market Portfolio (Initial Class)*

     * THESE PORTFOLIOS ARE ANTICIPATED TO BECOME AVAILABLE UNDER YOUR CONTRACT ON OR BEFORE AUGUST 1, 2005. PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.

Voting Rights

      BMA is the legal owner of the INVESTMENT PORTFOLIO shares. However, BMA believes that when an INVESTMENT PORTFOLIO solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other OWNERS instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that BMA owns on its own behalf. Should BMA determine that it is no longer required to comply with the above, it will vote the shares in its own right.

Adding, Deleting, or Substituting Investment Portfolios

      We do not control the funds, so we cannot guarantee that any of the INVESTMENT PORTFOLIOS will always be available. We retain the right to change the investments of the Separate Account. This means we may eliminate the shares of any INVESTMENT PORTFOLIO held in our Separate Account and substitute shares of another open-end management investment company for the shares of any INVESTMENT PORTFOLIO, if the shares of the INVESTMENT PORTFOLIO are no longer available for investment or if, in our judgment, investment in any INVESTMENT PORTFOLIO would be inappropriate in view of the purposes of the Separate Account. We will first notify you and receive any necessary SEC and/or state approval before making such a change.

      If an INVESTMENT PORTFOLIO is eliminated, we will ask you to reallocate any amount in the eliminated INVESTMENT PORTFOLIO. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required.

      If we make a portfolio substitution or change, we may change the contract to reflect the substitution or change.

5. EXPENSES

      There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Coverage Charge

      Each day, BMA makes a deduction for its coverage charge. BMA does this as part of its calculation of the value of the ACCUMULATION UNITS and the ANNUITY UNITS. The amount of the charge depends upon whether you elected the Additional Death Benefit Option (ADBO).

      The chart below tells you the amount, on an annual basis, of the coverage charge for your contract. It is a percentage of the average daily value of the contract invested in an INVESTMENT PORTFOLIO.

If you elect the ADBO                                              1.45%

If you do not elect the ADBO                                       1.25%

      In certain states, the ADBO may not be available. Check with your registered representative regarding availability. If you purchased your contract before May 3, 1999, the ADBO is not available.

      We reserve the right to increase the coverage charge but it will never be more than 1.75% of the average daily value of the contract invested in an INVESTMENT PORTFOLIO.

      This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefit, and for assuming the risk that the current charges will be insufficient in the future to cover the cost of administering the contract. This charge is also for administrative expenses, including preparation of the contract, confirmations, annual statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees and computer and system costs and certain distribution expenses.

Contract Maintenance Charge

      During the ACCUMULATION PHASE, every year on the anniversary of the date when your contract was issued, BMA deducts $35 from your contract as a contract maintenance charge. If you make a complete withdrawal from your contract, the charge will also be deducted. A pro rata portion of the charge will be deducted if the ANNUITY DATE is other than an anniversary. We reserve the right to increase this charge but it will never be more than $60 each year. This charge is for administrative expenses.

      BMA will not deduct this charge, if when the deduction is to be made, the value of your contract is $100,000 or more. If you own more than one BMA contract, we will determine the total value of all your contracts (except in South Carolina). If the total value of all your contracts is more than $100,000, we will not assess the contract maintenance charge. If the OWNER is a non-natural person (e.g., a corporation), we will look to the ANNUITANT to determine this information. BMA may, at some time in the future, discontinue this practice and deduct the charge.

      After the ANNUITY DATE, the charge will be collected monthly out of each ANNUITY PAYMENT regardless of the size of the contract.

Withdrawal Charge

      During the ACCUMULATION PHASE, you can make withdrawals from your contract, subject to a withdrawal charge which is equal to a percentage of the PURCHASE PAYMENT withdrawn. BMA keeps track of each PURCHASE PAYMENT. The withdrawal charge is equal to:

   Number of Complete Years                        Withdrawal
From Date of Purchase Payment                        Charge
------------------------------                       ------
      0                                                 7%
      1                                                 6%
      2                                                 5%
      3                                                 4%
      4                                                 3%
      5                                                 2%
      6                                                 1%
      7 and thereafter                                  0%

      After BMA has had a PURCHASE PAYMENT for 7 years, there is no charge when you withdraw that PURCHASE PAYMENT. For purposes of the withdrawal charge, BMA treats withdrawals as coming from the oldest PURCHASE PAYMENT first. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

Interest Adjustment

      An interest adjustment will be applied to each withdrawal or transfer from a GUARANTEE PERIOD of Fixed Account II. The interest adjustment will be waived on death or when an Annuity Option is chosen.

Free Withdrawal Amount

      The first 10% of the contract value withdrawn (free withdrawal amount) is not subject to the withdrawal charge (unless you have already made another withdrawal during that same contract year), if on the day you make your withdrawal, the value of your contract is $10,000 or more. A withdrawal charge will be assessed against each PURCHASE PAYMENT withdrawn in excess of the free withdrawal amount and will result in a reduction in remaining contract value. The withdrawal charge and the free withdrawal amount are calculated at the time of each withdrawal.

      BMA does not assess the withdrawal charge on any amounts paid out as death benefits or as ANNUITY PAYMENTS if a life ANNUITY OPTION or another option with an ANNUITY PAYMENT period of more than 5 years is selected.

      NOTE: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

      The withdrawal charge compensates us for expenses associated with selling the contract. Commissions will be paid to broker-dealers who sell the contracts. In no event are commissions deducted from your PURCHASE PAYMENTS or contract value. Rather, BMA pays commissions to the selling broker-dealer. For a further discussion, see "Distributor" on page ___.

Waiver of Withdrawal Charge (Life Liquidity Benefit)

      Under certain circumstances, after the first year, BMA will allow you to take your money out of the contract without deducting the withdrawal charge:

            1) if you become confined to a long-term care facility, nursing facility or hospital for at least 90 consecutive days;

            2) if you become totally disabled;

            3) if you become terminally ill (which means that you are not expected to live more than 12 months);

            4) if you are involuntarily unemployed for at least 90 consecutive days; or

            5) if you get divorced.

            These benefits may not be available in your state.

Reduction or Elimination of the Withdrawal Charge

      BMA will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances that reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with BMA. BMA will not deduct a withdrawal charge under a contract issued to an officer, director or employee of BMA or any of its affiliates.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. BMA is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. For those states which assess premium taxes upon receipt of purchase payments, premium taxes will be deducted upon surrender of the contract, annuitization or payment of death benefits. For all other states, premium taxes will be assessed against and deducted from the contract value used to provide benefits upon annuitization. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

      You can make 12 free transfers every year during the ACCUMULATION PHASE and 4 free transfers every year during the INCOME PHASE. We measure a year from the day we issue your contract. If you make more than 12 transfers a year during the ACCUMULATION PHASE or more than 4 transfers a year during the INCOME PHASE, we will deduct a transfer fee of $25. The transfer fee is deducted from the amount that is transferred. The transfer fee is for expenses in connection with transfers.

      If the transfer is part of the Dollar Cost Averaging Option, the Asset Rebalancing Option or an approved Asset Allocation Program, it will not count in determining the transfer fee.

Income Taxes

      BMA will deduct from the contract for any income taxes that it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

      There are deductions from and expenses paid out of the assets of the various INVESTMENT PORTFOLIOS, which are described in the fund prospectuses.

6. TAXES

      NOTE: BMA has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. BMA has included in the Statement of Additional Information (SAI) an additional discussion regarding taxes.

Annuity Contracts In General

      Annuity contracts are a means of setting aside money for future needs--usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

      Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as TAX DEFERRAL. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract (QUALIFIED or NON-QUALIFIED, see the following sections).

      You, as the OWNER, will not be taxed on increases in the value of your contract until a distribution occurs--either as a withdrawal or as ANNUITY PAYMENTS. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For ANNUITY PAYMENTS, different rules apply. A portion of each ANNUITY PAYMENT is treated as a partial return of your PURCHASE PAYMENTS and will not be taxed. The remaining portion of the ANNUITY PAYMENT will be treated as ordinary income. How the ANNUITY PAYMENT is divided between taxable and non-taxable portions depends upon the period over which the ANNUITY PAYMENTS are expected to be made. ANNUITY PAYMENTS received after you have received all of your PURCHASE PAYMENTS are fully includible in income.

      When a NON-QUALIFIED contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

      If you purchase the contract as an individual and not as an Individual Retirement Annuity (IRA), your contract is referred to as a NON-QUALIFIED contract.

      If you purchase the contract as an IRA, your contract is referred to as a QUALIFIED contract.

      A QUALIFIED contract will not provide any necessary or additional TAX DEFERRAL if it is used to fund a QUALIFIED plan that is tax deferred. However, the contract has features and benefits other than TAX DEFERRAL that make it an important investment for a QUALIFIED plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a QUALIFIED contract.

Withdrawals--Non-Qualified Contracts

      If you make a withdrawal from your NON-QUALIFIED contract, the Code treats such a withdrawal as first coming from earnings and then from your PURCHASE PAYMENTS. Such withdrawn earnings are includible in income.

      The Code also provides that any amount received under an annuity contract that is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

            (1) paid on or after the taxpayer reaches age 59 1/2;

            (2) paid after you die;

            (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

            (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

            (5) paid under an immediate annuity; or

            (6) that come from PURCHASE PAYMENTS made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

Partial 1035 Exchanges

      Section 1035 of the Code provides that a non-qualified annuity contract may be exchanged in a tax-free transaction for another annuity contract. The Internal Revenue Service (IRS) has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. An OWNER may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. OWNERS should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

      Due to the continuing uncertainty in this area, BMA processes partial 1035 exchanges on a limited basis.

Withdrawals--Qualified Contracts

      If you make a withdrawal from your QUALIFIED contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax PURCHASE PAYMENTS to the after-tax PURCHASE PAYMENTS in your contract. If all of your PURCHASE PAYMENTS were made with pre-tax money, then the full amount of any withdrawal is includible in taxable income. Special rules may apply to withdrawals from certain types of QUALIFIED contracts.

      The Code also provides that any amount received under a QUALIFIED contract, which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

            (1) paid on or after you reach age 59 1/2;

            (2) paid after you die;

            (3) paid if you become totally disabled (as that term is defined in the Code);

            (4) paid in a series of substantially equal periodic payments made annually (or more frequently) for life or a period not exceeding life expectancy;

            (5) paid for certain allowable medical expenses (as defined in the Code);

            (6) paid on account of an IRS levy upon the QUALIFIED contract;

            (7) paid from an IRA for medical insurance (as defined in the Code);

            (8) paid from an IRA for qualified higher education expenses; or

            (9) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

      With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

      We have provided a more complete discussion in the SAI.

Taxation of Death Benefits

      Any death benefits paid under the contract are taxable to the BENEFICIARY. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as ANNUITY PAYMENTS. Estate taxes may also apply.

      Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the OWNER is under age 59 1/2.

      The Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the ACCUMULATION PHASE for a death benefit payment equal to the greater of PURCHASE PAYMENTS or account value. The contract offers death benefits that may exceed the greater of PURCHASE PAYMENTS or account (contract) value. If these death benefits are determined by the IRS as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

      You should consult your tax adviser regarding these features and benefits prior to purchasing a contract or adding the ADBO to your contract.

Diversification and Owner Control

      The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. BMA believes that the INVESTMENT PORTFOLIOS are being managed so as to comply with the requirements.

      Neither the Code nor the IRS Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not BMA, would be considered the owner of the shares of the INVESTMENT PORTFOLIOS. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of BMA and the manager of the underlying investments, no arrangement may exist between a contract OWNER and BMA regarding specific investments or investment objectives for the underlying investments and a contract OWNER may not communicate with the underlying investment manager or BMA regarding the selection, quality or rate of return of the underlying investments. If you are considered the OWNER of the shares, it will result in the loss of the favorable tax treatment for the contract. It remains unclear to what extent under federal tax law OWNERS are permitted to make transfers among the INVESTMENT PORTFOLIOS or the number and type of INVESTMENT PORTFOLIOS OWNERS may select from without being considered the OWNER of the shares. If any guidance is provided that is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the OWNER of the contract, could be treated as the owner of the INVESTMENT PORTFOLIOS.

      Due to the uncertainty in this area, BMA reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

Required Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service (IRS) has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which becomes effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of certain other benefits under the contract, including some forms of additional death benefits.

This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.


7. ACCESS TO YOUR MONEY

      You can have access to the money in your contract:

            (1) by making a withdrawal (either a partial or a complete withdrawal);

            (2) by electing to receive ANNUITY PAYMENTS; or

            (3) when a death benefit is paid to your BENEFICIARY.


Withdrawals can only be made during the ACCUMULATION PHASE.

      When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal:

        o less any applicable withdrawal charge,

        o less any premium tax,

        o less any contract maintenance charge, and

        o less an interest adjustment (for amounts allocated to Fixed Account
II), if applicable.

(See Section 5. Expenses for a discussion of the charges.)

      Unless you instruct BMA otherwise, any partial withdrawal will be made pro rata from all the INVESTMENT PORTFOLIO(s) and the FIXED ACCOUNT option(s) you selected. Under most circumstances, the amount of any partial withdrawal must be for at least $1,000 (withdrawals made pursuant to the automatic withdrawal program and the minimum distribution option are not subject to this minimum). BMA requires that after a partial withdrawal is made you keep at least $1,000 in any INVESTMENT PORTFOLIO and $5,000 in Fixed Account I or any GUARANTEE PERIOD of Fixed Account II. BMA also requires that after a partial withdrawal is made you keep at least $10,000 in your contract. If your request would cause the investment portfolio(s) to go below $1,000, BMA will ask you to select another investment portfolio(s) to withdraw the money from so the investment portfolios will maintain the $1,000 limit. Under certain conditions, like required minimum distributions and systematic withdrawals, the amount can fall below the $1,000, but these programs are an exception to the $1,000 limitation.

      We will pay the amount of any withdrawal from the INVESTMENT PORTFOLIOS within 7 days of a receipt in good order of your request unless the suspension or deferral of payments or transfers provision is in effect (see Section 7--Suspension of Payments or Transfers). Use of a certified check to purchase the contract may expedite the payment of your withdrawal request if the withdrawal request is received soon after your payment by certified check.

      Income taxes and tax penalties may apply to any withdrawal you make.

Automatic Withdrawal Program

      The Automatic Withdrawal Program provides periodic payments to you. Each payment must be for at least $250. You may elect to have payments made monthly, quarterly, semi-annually or annually. The first 10% of the contract value withdrawn is not subject to the withdrawal charge. A withdrawal charge will be applied to any withdrawals in excess of the first 10% withdrawn and will result in a reduction in remaining contract value. If you use this program, you may not make any other withdrawals (including a partial withdrawal). For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

      All Automatic Withdrawals will be made on the 15th day of the month unless otherwise designated other than the 29th, 30th or 31st of any month. If any designated day is not a business day, then the transfer will be the next business day.

      No Minimum Distribution payments and/or Dollar Cost Averaging transfers will be allowed if you are participating in the Automatic Withdrawal Program.

      Income taxes and tax penalties may apply to automatic withdrawals.

Minimum Distribution Program

      If you own an IRA contract, you may select the Minimum Distribution Program. Under this program, BMA will make payments to you from your contract that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for QUALIFIED plans. BMA will make payments to you periodically (currently, monthly, quarterly, semi-annually or annually). The payments will not be subject to the withdrawal charge and will be instead deemed part of the 10% single free withdrawal amount each year.

      The IRS has issued regulations regarding required minimum distributions from QUALIFIED plans. One of these regulations, which becomes effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of certain other benefits under the contract including some forms of additional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. If you are required to take distributions from your QUALIFIED plan, you should consult with your qualified plan sponsor and tax advisor to determine that your distributions comply with these rules.

      No Dollar Cost Averaging transfers or Automatic Withdrawals will be allowed if you are participating in the Minimum Distribution Program.

      Income taxes will apply to minimum distribution program withdrawals.

There is no guarantee that you will not outlive payments that are scheduled to be made for your life expectancy.

Suspension of Payments or Transfers

      BMA may be required to suspend or postpone payments from the INVESTMENT PORTFOLIOS for withdrawals or transfers for any period when:

            1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

            2. trading on the New York Stock Exchange is restricted;

            3. an emergency exists as a result of which disposal of shares of the INVESTMENT PORTFOLIOS is not reasonably practicable or BMA cannot reasonably value the shares of the INVESTMENT PORTFOLIOS;

            4. during any other period when the SEC, by order, so permits for the protection of OWNERS.

      BMA has reserved the right to defer payment for a withdrawal or transfer from the FIXED ACCOUNTS for the period permitted by law but not for more than 6 months.

8. PERFORMANCE

      BMA may periodically advertise performance of the various INVESTMENT PORTFOLIOS. BMA will calculate performance by determining the percentage change in the value of an ACCUMULATION UNIT by dividing the increase (decrease) for that unit by the value of the ACCUMULATION UNIT at the beginning of the period. This performance number reflects the deduction of the coverage charge and the fees and expenses of the INVESTMENT PORTFOLIO. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charge would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures that will reflect the deduction of the coverage charge, contract maintenance charges and withdrawal charges, as well as the fees and expenses of the INVESTMENT PORTFOLIO.

      BMA may also advertise the historical performance of certain INVESTMENT PORTFOLIOS whose inception dates precede the date the ACCUMULATION UNITS of your contract invested in the Portfolio.

      BMA may advertise yield information. If it does, it will provide you with information regarding how yield is calculated.

      BMA may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

      More detailed information regarding how performance is calculated is found in the SAI.

      Future performance will vary and the results shown are not necessarily representative of future results.

9. DEATH BENEFIT

Death Benefit Enhancement (Stepped Up Death Benefit)

      If you die during the ACCUMULATION PHASE, BMA will pay a death benefit to your BENEFICIARY (see below). If you have a JOINT OWNER, the death benefit will be paid when the first of you dies. The surviving JOINT OWNER will be treated as the BENEFICIARY.

      The amount of the death benefit depends on how old you are on the day we issue your contract. If BMA issues your contract prior to your 80th birthday, the death benefit will be:

      During the first contract year, the greater of:

            (1) the payments you have made, less any money you have taken out and related withdrawal charges; or

            (2) the value of your contract.

      During the second and subsequent contract years, the greater of:

            (1) the payments you have made, less any money you have taken out and related withdrawal charges; or

            (2) the value of your contract; or

            (3) the highest year end death benefit value. The year end death benefit value is the contract value on the last day of each contract year prior to your 81st birthday, plus payments you have made, less withdrawals and charges since that day.

      If BMA issues your contract on or after your 80th birthday, the death benefit will be the greater of:

            (1) the payments you have made, less any money you have taken out and related withdrawal charges; or

            (2) the value of your contract.

      THE ABOVE DEATH BENEFIT MAY NOT BE AVAILABLE IN YOUR STATE, in which case, the death benefit will be the greater of:

            (1) total PURCHASE PAYMENTS, less withdrawals (and any withdrawal charges paid on the withdrawals); or

            (2) the value of your contract at the time the death benefit is to be paid.

Additional Death Benefit Option--(+ Plus 15)

      If you bought your contract on or after May 3, 1999, you can elect the ADBO at the time you buy the contract. The ADBO may not be available in your state (check with your registered representative regarding the availability of this benefit). We will determine the benefit as of the date we receive at our Service Center proof of death, an authorized request for payment and any other necessary information for a payment option.

      The Additional Death Benefit (ADB) is equal to 15% of the excess of: the "Additional Death Benefit Ending Value" over the "Additional Death Benefit Base Value" (as defined below).

      If the BENEFICIARY is your spouse, is under age 81 and elects to continue the contract after you die, the ADB will be added to the contract value on the date your spouse elects to continue the contract. In that case, a second ADB will apply to the continued contract. We deem any election to continue the contract valid on the date we receive an authorized request at our Service Center. The second ADB is equal to 15% of the excess of your spouse's "Additional Death Benefit Ending Value" over his or her "Additional Death Benefit Base Value" (as defined below). If your spouse is 81 or older at the time we receive proof of your death, your spouse may continue the contract, but there will not be a second ADB.

      Additional Death Benefit Base Value means:

        o For the OWNER, the sum of the PURCHASE PAYMENTS made.

        o For your surviving spouse, the contract value on the date of his or her election to continue the contract, including all death benefits for the OWNER plus any PURCHASE PAYMENTS that were made after the date of the election.

      Additional Death Benefit Ending Value means the lesser of:

        o The contract value on the date BMA receives at its Service Center proof of death and any other necessary information; and

        o The contract value on the decedent's 81st birthday, if BMA receives at its Service Center proof of death after the decedent's 81st birthday.

      If you select the ADBO, the coverage charge for your contract will be higher than it would have been without this benefit and, currently, the interest rate we credit on amounts you have allocated to Fixed Account II will be reduced.

      You will not receive any benefit under the ADBO if there is no gain under your contract when the death benefit is calculated.

      Appendix C to this prospectus contains examples of how the ADB is calculated.

      The ADBO is available for use with IRA Contracts (including SEPs, Transfers and Rollovers). This feature is not available for use with Roth IRA contracts.

      The entire death benefit must be paid within 5 years of the date of death unless the BENEFICIARY elects to have the death benefit payable under an ANNUITY OPTION. The death benefit payable under an ANNUITY OPTION must be paid over the BENEFICIARY'S lifetime or for a period not extending beyond the BENEFICIARY'S life expectancy. Payment must begin within one year of the date of death. If the BENEFICIARY is the spouse of the OWNER, he/she can continue the contract in his/her own name. Payment to the BENEFICIARY (other than a lump sum) may only be elected during the 60-day period beginning with the date we receive proof of death. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

      If you or any JOINT OWNER dies during the INCOME PHASE (and you are not the ANNUITANT) any remaining payments under the ANNUITY OPTION chosen will continue at least as rapidly as under the method of distribution in effect at the time of death. If you die during the INCOME PHASE, the BENEFICIARY becomes the OWNER.

See Section 6. Taxes--Taxation of Death Benefits regarding the tax treatment of death proceeds.

Death of Annuitant

      If the ANNUITANT, who is not an OWNER or JOINT OWNER, dies during the ACCUMULATION PHASE, you can name a new ANNUITANT. If no ANNUITANT is named within 30 days of the death of the ANNUITANT, you will become the ANNUITANT. However, if the OWNER is a non-natural person (for example, a corporation), then the death of the ANNUITANT will be treated as the death of the OWNER, and a new ANNUITANT may not be named.

      Upon the death of the ANNUITANT during the INCOME PHASE, the death benefit, if any, will be as provided for in the ANNUITY OPTION selected. The death benefits will be paid at least as rapidly as under the method of distribution in effect at the ANNUITANT'S death.

10. OTHER INFORMATION

BMA

      Business Men's Assurance Company of America ("BMA" or "us", "ours", "we"), 2000 Wade Hampton Blvd, Greenville, SC 29615-1064 was incorporated on July 1, 1909 under the laws of the state of Missouri. As of December 31, 2003, Business Men's Assurance Company of America became a South Carolina domiciled insurance company. BMA is licensed to do business in the District of Columbia and all states except New York. BMA is a wholly owned subsidiary of Liberty Life Insurance Company, which is an insurance company domiciled in the state of South Carolina.

      BMA's obligations arising under the contracts are general obligations of BMA.

The Separate Account

      BMA has established a separate account, BMA Variable Annuity Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of BMA adopted a resolution to establish the Separate Account under Missouri insurance law on September 9, 1996. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

      The assets of the Separate Account are held in BMA's name on behalf of the Separate Account and legally belong to BMA. However, those assets that underlie the contract are not chargeable with liabilities arising out of any other business BMA may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts BMA may issue.

Distributor

     Tamarack Distributors Inc. 100 South 5th Street, Suite 2300, Minneapolis, MN 55402 acts as the distributor of the contracts. The offering is on a continuous basis. We reserve the right to discontinue offering the contracts. Tamarack Distributors Inc. was organized under the laws of the state of Missouri on February 23, 1959. Tamarack Distributors Inc. is a member of the NASD. Tamarack Distributors Inc. is a wholly owned subsidiary of RBC Dain Rauscher Corp. and an affiliate of BMA.

     Broker-dealers will be paid commissions of up to 7% of PURCHASE PAYMENTS in connection with the sale of the contracts. When BMA compensates a broker-dealer firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. BMA is not involved in determining the compensation of your representative. Sometimes, BMA may enter into an agreement with the broker-dealer to pay the broker-dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled will exceed 7% of PURCHASE PAYMENTS). BMA may, from time to time, pay promotional cash incentives that increase the amount of compensation.

      BMA may also provide financial and other types of support for educational, training and client seminars sponsored by the broker-dealer.

      Broker-dealers often enter into selling arrangements with a number of insurance companies to sell their variable annuity and variable life insurance contracts. These broker-dealers may classify or rank the contracts for their respective organizations on a system that is based on internal criteria that may include the level of financial and other types of support, compensation arrangements, quality of service, performance, type of contract and benefits thereunder. These classifications and rankings may influence the registered representatives in their recommendations and may present conflicts of interest.

     Contract owners should consult the prospectuses for the investment portfolios for information concerning compensation arrangements relating to the distribution of shares of the investment portfolios. Contract owners should consult with their broker-dealers with respect to compensation and revenue sharing arrangements involved in connection with the sale of the contracts.

      The Statement of Additional Information contains additional information regarding the distributor and sales of the contracts.


Administration

      We have hired IBM Business Transformation Outsourcing Insurance Services Corporation ("administrator"), 2000 Wade Hampton Blvd., Greenville, SC 29615-1064, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract records. Claims are handled jointly between BMA and administrator.

Ownership

      Owner. You, as the OWNER of the contract, have all the rights under the contract. The OWNER is as designated at the time the contract is issued, unless changed. The BENEFICIARY becomes the OWNER upon the death of the OWNER.

      Joint Owner. The contract can be owned by JOINT OWNERS. Any JOINT OWNER must be the spouse of the other OWNER (except in Pennsylvania and Oregon). Upon the death of either JOINT OWNER, the surviving OWNER will be the primary BENEFICIARY. Any other BENEFICIARY designation will be treated as a contingent BENEFICIARY unless otherwise indicated.

Beneficiary

      The BENEFICIARY is the person(s) or entity you name to receive any death benefit. The BENEFICIARY is named at the time the contract is issued unless changed at a later date. Unless an irrevocable BENEFICIARY has been named, you can change the BENEFICIARY at any time before you die.

Assignment

      You can assign the contract at any time during your lifetime. BMA will not be bound by the assignment until it receives the written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

      If the contract is issued pursuant to a QUALIFIED plan, there may be limitations on your ability to assign the contract.

Legal Proceedings

      There are no material pending legal proceedings, other than ordinary routine litigation incidental to BMA's business, to which the Separate Account, Tamarack Distributors Inc. (the principal underwriter) or BMA is a party.

Financial Statements

      The financial statements of BMA and the Separate Account have been included in the Statement of Additional Information.

                              Table of Contents of
                     The Statement of Additional Information

Company

Experts

Legal Opinions

Distributor

Reduction or Elimination of Withdrawal Charge

Calculation of Performance Data

Federal Tax Status

Annuity Provisions

Mortality and Expense Guarantee

Financial Statements


                   APPENDIX A--CONDENSED FINANCIAL INFORMATION

      ACCUMULATION UNIT Value History--The following schedule includes ACCUMULATION UNIT values for the years or periods shown. This data has been extracted from the Separate Account's audited December 31, 2004 financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes that are included in the Statement of Additional Information.


                                                                                       Contracts with 1.25%
                                                                                        Coverage Charge
------------------------------------------------------------------------------------------------------------------------------------
                                                                       Ended           Ended           Ended         Ended
                                                                   12/31/2004       12/31/2003      12/31/2002    12/31/2001
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS*
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. HIGH YIELD SUB-ACCOUNT*
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Unit value at beginning of period                                   $      9.50     $     7.6917    $    7.8907   $   9.3921
Unit value at end of period                                         $     10.76     $     9.4980    $    7.6917   $   7.8907
No. of ACCUMULATION UNITS Outstanding at end of period                   16,794           18,365         22,583       15,924

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE STOCK SUB-ACCOUNT*(1)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                  $      10.20    $      8.4229    $   10.5440   $  11.7287
Unit value at end of period                                        $      10.50    $     10.1980    $    8.4229   $  10.5440
No. of ACCUMULATION UNITS Outstanding at end of period                   34,729           37,953         37,332       36,255
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VP INCOME & GROWTH SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                  $      9.46     $     7.4041    $    9.2986   $  10.2737
Unit value at end of period                                        $     10.55     $     9.4586    $    7.4041   $   9.2986
No. of ACCUMULATION UNITS Outstanding at end of period                   36,063          34,362         33,780       38,180
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 VP VALUE SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                  $      13.97     $    10.9685   $    12.7108   $  11.4079
Unit value at end of period                                        $      15.77     $    13.9694   $    10.9685   $  12.7108
No. of ACCUMULATION UNITS Outstanding at end of period                   79,064           78,882         80,501       49,334

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND, INC. SUB-ACCOUNT:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                  $      8.98      $     7.0854    $    9.2412   $  10.6553
Unit value at end of period                                        $      9.81      $     8.9823    $    7.0854   $   9.2412
No. of ACCUMULATION UNITS Outstanding at end of period                   81,370           85,364         89,135       76,710
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VIF DISCIPLINED STOCK SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                   $      8.37     $     6.8607    $    8.9772   $  10.4808
Unit value at end of period                                         $      8.92     $     8.3697    $    6.8607   $   8.9772
No. of ACCUMULATION UNITS Outstanding at end of period                    23,476          22,385         22,311       15,005
------------------------------------------------------------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND, INC.:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                    $      11.45    $     11.5122   $    11.4950   $  11.2136
Unit value at end of period                                          $      11.40    $     11.4461   $    11.5122   $  11.4950
No. of ACCUMULATION UNITS Outstanding at end of period                     38,731          42,006         47,974       32,435
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                    $      13.16     $    12.6747   $    11.9445   $  11.2812
Unit value at end of period                                          $      13.58     $    13.1558   $     12.6747  $  11.9445
No. of ACCUMULATION UNITS Outstanding at end of period                     148,593         158,900        190,418      150,064
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL FIXED INCOME SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                    $      12.94     $    12.5002   $    11.8336   $  11.4737
Unit value at end of period                                          $      13.26     $     12.9421  $   12.5002    $  11.8336
No. of ACCUMULATION UNITS Outstanding at end of period                      23,428          20,267         21,145       23,053
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MID CAP EQUITY SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                    $      14.84     $    11.0789   $    12.9710   $  13.4986
Unit value at end of period                                          $      17.13     $    14.8360   $    11.0789   $  12.9710
No. of ACCUMULATION UNITS Outstanding at end of period                      43,901          48,438         48,502       48,414
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP EQUITY SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                    $      11.63     $     8.1850   $    11.0206   $  12.3613
Unit value at end of period                                          $      12.74     $     11.6326  $    8.1850    $  11.0206
No. of ACCUMULATION UNITS Outstanding at end of period                      42,241          45,851         49,038       59,776
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                     $      9.79     $     7.8135   $    11.0631   $  14.8504
Unit value at end of period                                           $      9.48     $     9.7932   $    7.8135    $  11.0613
No. of ACCUMULATION UNITS Outstanding at end of period                      47,813          52,691         47,512       50,011
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                    $      11.09     $     9.0839    $   10.4075   $  10.7092
Unit value at end of period                                          $      12.68     $    11.0872    $    9.0839   $  10.4075
No. of ACCUMULATION UNITS Outstanding at end of period                     50,495           50,934         52,135       53,464

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                    $      14.18     $    10.8934    $   13.4992   $  14.6325
Unit value at end of period                                          $      15.77     $    14.1825    $   10.8934   $  13.4992
No. of ACCUMULATION UNITS Outstanding at end of period                    164,087          156,606        154,823      120,916
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BALANCED SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                   $      12.58     $     9.3279    $    10.9175   $  10.6769
Unit value at end of period                                         $      14.95     $    12.5823    $    9.3279    $  10.9175
No. of ACCUMULATION UNITS Outstanding at end of period                    81,557            80,422         89,673       65,184

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH SUB-ACCOUNT**
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                  $      14.45     $     8.3769    $   10.7559   $  13.6893
Unit value at end of period                                        $      16.98     $    14.4548    $    8.3769   $  10.7791
No. of ACCUMULATION UNITS Outstanding at end of period                   43,667           46,792         69,441       64,713

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                  $      16.00    $     11.8044   $    14.5195   $  12.3931
Unit value at end of period                                        $      18.15    $     15.9971   $    11.8044   $  14.5195
No. of ACCUMULATION UNITS Outstanding at end of period                   52,759          57,260         62,296       19,568
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------




                                                                      Year             Year         Period from         Period
                                                                       Ended           Ended          9/6/98 to         Ended
                                                                     12/31/2000       12/31/1999      12/31/1998        12/31/97
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS*
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. HIGH YIELD SUB-ACCOUNT*
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Unit value at beginning of period                                   $    10.7689     $    10.0000       $      -
Unit value at end of period                                         $     9.3921     $    10.7689       $   10.0000
No. of ACCUMULATION UNITS Outstanding at end of period                    12,182            7,453              0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE STOCK SUB-ACCOUNT*(1)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                  $     11.3253     $    10.0000       $      -
Unit value at end of period                                        $     11.7287     $    11.3253       $   10.0000
No. of ACCUMULATION UNITS Outstanding at end of period                    20,032            2,016              0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VP INCOME & GROWTH SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                  $     11.6388     $    10.0000       $      -
Unit value at end of period                                        $     10.2737     $    11.6388       $   10.0000
No. of ACCUMULATION UNITS Outstanding at end of period                    31,590           10,395              0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

 VP VALUE SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                  $     9.7779      $    10.0000       $      -
Unit value at end of period                                        $    11.4079      $     9.7779       $   10.0000
No. of ACCUMULATION UNITS Outstanding at end of period                    17,278           10,905              0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND, INC. SUB-ACCOUNT:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                  $    11.8936     $     10.0000      $      -
Unit value at end of period                                        $    10.6553     $     11.8936      $   10.0000
No. of ACCUMULATION UNITS Outstanding at end of period                    58,380            3,788              0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VIF DISCIPLINED STOCK SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                  $    11.6811    $    10.0000      $       -
Unit value at end of period                                        $    10.4808    $    11.6811      $   10.0000
No. of ACCUMULATION UNITS Outstanding at end of period                   12,934          9,494              0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND, INC.:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                  $    10.7272     $   10.0910     $   10.0000        $10.0000
Unit value at end of period                                        $    11.2136     $   10.7272     $   10.0910        $10.0300
No. of ACCUMULATION UNITS Outstanding at end of period                   47,507            6,648         17,747             100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE FIXED INCOME SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                  $     10.3128    $   10.0531     $   10.0000        $10.0000
Unit value at end of period                                        $     11.2812    $   10.3128     $   10.0531        $10.1100
No. of ACCUMULATION UNITS Outstanding at end of period                   60,427          28,681            0                100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL FIXED INCOME SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                  $     10.6143    $     10.1741   $   10.0000        $10.0000
Unit value at end of period                                        $     11.4737    $     10.6143   $   10.1741        $10.2100
No. of ACCUMULATION UNITS Outstanding at end of period                    9,988            5,890              0             100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MID CAP EQUITY SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                  $    10.7602     $    12.0489    $   10.0000        $10.0000
Unit value at end of period                                        $    13.4986     $    10.7602    $   12.0489        $10.1200
No. of ACCUMULATION UNITS Outstanding at end of period                  37,895           37,267          6,884              543
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP EQUITY SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                   $    12.8633     $    11.6860    $   10.0000       $10.0000
Unit value at end of period                                         $    12.3613     $    12.8633    $   11.6860       $ 9.7100
No. of ACCUMULATION UNITS Outstanding at end of period                   51,886           29,139          6,990             507
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                   $    17.0939     $    12.1679    $   10.0000      $10.0000
Unit value at end of period                                         $    14.8504     $    17.0939    $   12.1679      $10.4300
No. of ACCUMULATION UNITS Outstanding at end of period                   47,219           24,654          8,207            345
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                   $     9.9680    $     11.3245    $   10.0000      $10.0000
Unit value at end of period                                         $    10.7092    $      9.9680    $   11.3245      $ 9.6800
No. of ACCUMULATION UNITS Outstanding at end of period                   55,541           47,627          7,921            364
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                    $    11.9485   $    11.9485     $   10.0000      $10.0000
Unit value at end of period                                          $    14.6325   $    12.7758     $   11.9485      $10.0600
No. of ACCUMULATION UNITS Outstanding at end of period                     85,895        51,979            1,966           353
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BALANCED SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                   $     9.9724     $    10.5555    $   10.0000     $10.0000
Unit value at end of period                                         $    10.6769     $     9.9724    $   10.5555     $10.0900
No. of ACCUMULATION UNITS Outstanding at end of period                    46,283           41,270              0          100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH SUB-ACCOUNT**
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                   $    15.4324    $     11.2656    $   10.0000
Unit value at end of period                                         $    13.6893    $     15.4324    $    11.2656
No. of ACCUMULATION UNITS Outstanding at end of period                    49,616           35,993            938
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES, INC.:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                                   $    10.3673     $    10.0000       $      -
Unit value at end of period                                         $     12.3931    $    10.3673       $   10.0000
No. of ACCUMULATION UNITS Outstanding at end of period                     8,235            6,992              0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Contracts with
                                                                                      1.25%
                                                                                  Coverage Charge
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                               Year             Year            Year          Year         Year
                                                              Ended           Ended           Ended         Ended         Ended
                                                            12/31/2004       12/31/2003      12/31/2002    12/31/2001   12/31/2000
                                                            ----------      ----------      ----------    ----------    ------------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GROWTH SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

Unit value at beginning of period                             $      6.40     $     4.7955    $    7.2468   $   8.3211    $  10.0000
Unit value at end of period                                   $      6.67     $     6.4013    $    4.7955    $  7.2468   $    8.3211
No. of ACCUMULATION UNITS Outstanding at end of period              60,021          73,391         71,615       60,561        32,903
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                             $      5.70     $     4.2804    $    6.5583    $  7.8990    $  10.0000
Unit value at end of period                                   $      6.08     $     5.6952    $    4.2804    $  6.5583    $   7.8990
No. of ACCUMULATION UNITS Outstanding at end of period             104,432         111,415        113,605       99,924        78,141

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                             $      9.02     $     6.1803    $    8.8821   $   9.6215    $  10.0000
Unit value at end of period                                   $      10.07    $     9.0207    $    6.1803   $   8.8821    $   9.6215
No. of ACCUMULATION UNITS Outstanding at end of period             156,783       171,879        168,723      111,490        81,113

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND (VIP)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                             $      7.27     $     5.1497    $    6.5556   $   8.4199    $  10.0000
Unit value at end of period                                   $      8.14     $     7.2746    $    5.1497    $  6.5556    $   8.4199
No. of ACCUMULATION UNITS Outstanding at end of period            70,031           71,226         70,996       58,147        35,640

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                             $      6.22     $     4.7481    $    6.8976    $  8.5037    $  10.0000
Unit value at end of period                                   $      6.33     $     6.2151    $    4.7481    $  6.8976    $   8.5037
No. of ACCUMULATION UNITS Outstanding at end of period            80,590           83,684         80,094       45,927        26,306

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                            $       9.21     $     7.2759    $    8.1503    $  9.4284    $  10.0000
Unit value at end of period                                  $      10.48     $     9.2117    $    7.2759   $   8.1503    $   9.4284
No. of ACCUMULATION UNITS Outstanding at end of period             31,383          25,801         25,619       19,807        13,385

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


                                                                           Contracts with
                                                                                1.45%
                                                                           Coverage Charge
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year             Year            Year          Year         Year
                                                                  Ended           Ended            Ended        Ended         Ended
                                                               12/31/2004       12/31/2003    12/31/2002    12/31/2001   12/31/2000
                                                               ----------       ----------    ----------    ----------   ----------

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS*
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. HIGH YIELD SUB-ACCOUNT*
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                          $      8.75     $     7.0998    $    7.2980   $   8.7041    $  10.0000
Unit value at end of period                                $      10.75    $     8.7495    $    7.0998   $  7.2980     $   8.7041
No. of ACCUMULATION UNITS Outstanding at end of period          2,192            2,842            560          418             0

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CORE STOCK SUB-ACCOUNT*(1)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                          $      8.93     $     7.3926    $    9.2729   $  10.3354    $  10.0000
Unit value at end of period                                $      9.18     $     8.9328    $    7.3926   $  9.2729     $  10.3354
No. of ACCUMULATION UNITS Outstanding at end of period               0                0              0          309           309
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GROWTH SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                            $      6.36     $     4.7717    $    7.2252   $  8.3130    $  10.0000
Unit value at end of period                                  $      6.61     $     6.3567    $    4.7717   $  7.2252    $   8.3130
No. of ACCUMULATION UNITS Outstanding at end of period              13,324        13,999         16,637       11,706             0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                             $      5.65     $     4.2591    $    6.5387   $  7.8912   $  10.0000
Unit value at end of period                                   $      6.03     $     5.6556    $    4.2591   $  6.5387   $   7.8912
No. of ACCUMULATION UNITS Outstanding at end of period             2,366            4,095          4,045        2,757          924

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MIDCAP GROWTH SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                             $      8.96     $     6.1495    $    8.8556   $   9.6121    $  10.0000
Unit value at end of period                                   $      9.98     $     8.9579    $    6.1495   $   8.8556    $   9.6121
No. of ACCUMULATION UNITS Outstanding at end of period              8,210           8,548          5,947        4,434         1,734

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VP INCOME & GROWTH SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                          $      8.06     $     6.3235    $    7.9573    $  8.8094    $  10.0000
Unit value at end of period                                $      8.98     $     8.0620    $    6.3235    $  7.9573    $   8.8094
No. of ACCUMULATION UNITS Outstanding at end of period           5,225           6,015          6,433        6,113         2,153

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VP VALUE SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                         $      14.17    $     11.1505    $   12.9475   $  11.6436    $  10.0000
Unit value at end of period                               $      15.97    $     14.1727    $   11.1505   $  12.9475    $  11.6436
No. of ACCUMULATION UNITS Outstanding at end of period          4,957          6,523           2,526        2,511           365

------------------------------------------------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND, INC. SUB-ACCOUNT:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                         $      7.49     $     5.9216    $    7.7388    $  8.9409    $  10.0000
Unit value at end of period                               $      8.17     $     7.4919    $    5.9216    $  7.7388    $   8.9409
No. of ACCUMULATION UNITS Outstanding at end of period           16,843         16,793         16,708       17,566         3,808

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS VIF DISCIPLINED STOCK SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                         $      7.11     $     5.8381    $    7.6546    $  8.9544    $  10.0000
Unit value at end of period                               $      7.56     $     7.1080    $    5.8381    $  7.6546    $   8.9544
No. of ACCUMULATION UNITS Outstanding at end of period            2,587          2,589          2,525        2,567           777

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INVESTORS MARK SERIES FUND, INC.:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                            $      10.59     $    10.6675    $   10.6729   $  10.4325    $  10.0000
Unit value at end of period                                  $      10.52     $    10.5850    $   10.6675   $  10.6729    $  10.4325
No. of ACCUMULATION UNITS Outstanding at end of period              6,843          8,649         32,461       31,773         1,821

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
 INTERMEDIATE FIXED INCOME SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                            $      12.66     $    12.2167   $    11.5359   $ 10.9171   $  10.0000
Unit value at end of period                                  $      13.03     $    12.6550   $    12.2167   $ 11.5359   $   10.9171
No. of ACCUMULATION UNITS Outstanding at end of period              16,820         28,411         13,709       34,462         7,993

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GLOBAL FIXED INCOME SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                            $      12.10    $    11.7062   $    11.1032   $  10.7880    $  10.0000
Unit value at end of period                                  $      12.36    $    12.0958   $    11.7062   $  11.1032    $  10.7880
No. of ACCUMULATION UNITS Outstanding at end of period              5,611         5,897          3,222        3,533             0

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MID CAP EQUITY SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                            $      13.68     $    10.2345    $   12.0064   $  12.5198    $  10.0000
Unit value at end of period                                  $      15.76     $    13.6779    $   10.2345   $  12.0064    $  12.5198
No. of ACCUMULATION UNITS Outstanding at end of period                741            3,031          1,808        2,916           805
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP EQUITY SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                             $      8.97      $      6.33     $     8.53    $    9.59    $    10.00
Unit value at end of period                                   $      9.80      $      8.97     $     6.32    $    8.53    $     9.59
No. of ACCUMULATION UNITS Outstanding at end of period              1,515            1,518          2,048        2,052         1,295

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                             $      5.68     $     4.5436    $    6.4461   $   8.6701    $  10.0000
Unit value at end of period                                   $      5.49     $     5.6833    $    4.5436   $   6.4461    $   8.6701
No. of ACCUMULATION UNITS Outstanding at end of period                382            1,480          1,566          809         1,323
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP VALUE SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                            $      11.03     $     9.0585    $   10.3992   $  10.7221    $  10.0000
Unit value at end of period                                  $      12.59     $    11.0341    $    9.0585   $  10.3992    $  10.7221
No. of ACCUMULATION UNITS Outstanding at end of period             11,049          12,264         12,552       12,145           855

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                            $      11.01    $     8.4754    $   10.5239   $  11.4303    $  10.0000
Unit value at end of period                                  $      12.22    $     11.0125   $    8.4754   $  10.5239    $  11.4303
No. of ACCUMULATION UNITS Outstanding at end of period             5,167           8,161          6,635        6,915         1,305

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BALANCED SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                            $      12.52    $     9.2977    $   10.9040   $  10.6850    $  10.0000
Unit value at end of period                                  $      14.84    $    12.5166    $    9.2977   $  10.9040    $  10.6850
No. of ACCUMULATION UNITS Outstanding at end of period             15,513           8,031          5,201        5,020         4,059

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTERNATIONAL GROWTH SUB-ACCOUNT**
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                         $      14.43     $     5.3957    $    6.9568    $  8.8528    $  10.0000
Unit value at end of period                               $      16.92     $    14.4322    $    5.3957    $  6.9568    $   8.8528
No. of ACCUMULATION UNITS Outstanding at end of period           1,646            3,969         9,675        8,730         5,377

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.:
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SMALL CAP SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                         $      15.31    $    11.3180   $    13.9491    $  11.9301  $  10.0000
Unit value at end of period                               $      17.33    $    15.3073   $    11.3180    $  13.9491  $   11.9301
No. of ACCUMULATION UNITS Outstanding at end of period           2,983          5,035          2,812        3,542         1,809

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE PRODUCTS FUND (VIP)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                             $      7.22     $     5.1241   $    6.5361   $   8.4117    $  10.0000
Unit value at end of period                                   $      8.07     $     7.2240   $    5.1241   $   6.5361    $   8.4117
No. of ACCUMULATION UNITS Outstanding at end of period              3,000           2,874          2,943        2,206             0

------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                             $      6.17     $     4.7245   $    6.8771   $  8.4953    $  10.0000
Unit value at end of period                                   $      6.27     $     6.1719   $    4.7245   $  6.8771    $   8.4953
No. of ACCUMULATION UNITS Outstanding at end of period                452           1,279          1,217        1,320         457
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FIDELITY VIP II CONTRAFUND SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Unit value at beginning of period                            $       9.15     $     7.2397    $    8.1260   $   9.4191    $  10.0000
Unit value at end of period                                  $      10.38     $     9.1476    $    7.2397   $   8.1260   $    9.4191
No. of ACCUMULATION UNITS Outstanding at end of period                810              584            585        1,068             0
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


* Effective May 1, 2004, the INVESCO Variable Investment Funds were reorganized under the AIM Variable Insurance Funds.

**Effective on or about March 24, 2003, the Berger IPT-International Fund of Berger Institutional Products Trust was reorganized into the Janus Aspen Series International Growth Portfolio of Janus Aspen Series.

 (1) Formerly known as INVESCO VIF-Core Equity Fund.



                                   APPENDIX B

                              INVESTMENT PORTFOLIOS

      The following is a summary of the investment objectives and strategies of each investment portfolio. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks of each portfolio. There is no assurance that the investment objectives will be achieved. Certain portfolios may not be available in your state (check with your registered representative). Appendix D contains information about certain investment portfolios, not described below, which BMA but intends to substitute with shares of other investment portfolios during the summer of 2005.

     CERTAIN PORTFOLIOS, AS INDICATED BELOW, ARE ANTICIPATED TO BECOME AVAILABLE UNDER YOUR CONTRACT ON OR BEFORE AUGUST 1, 2005. PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.


AIM VARIABLE INSURANCE FUNDS

     AIM Variable Insurance Funds is a mutual fund with multiple portfolios.
A I M Advisors, Inc. is the investment advisor. INVESCO Institutional (N.A.), Inc. is the sub-advisor to the AIM V.I. Core Stock Fund. The following investment portfolios are available under the contract:

                  AIM V. I. High Yield Fund (Series I Shares)

                          The Fund seeks to achieve a high level of current
                    income. The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e., "junk bonds" and preferred stocks. The Fund may invest up to 25% of its total assets in foreign securities.

                  AIM V.I. Core Stock Fund (formerly known as INVESCO VIF-Core Equity Fund) (Series I Shares)

                          The Fund seeks to provide a high total return through
                    both growth and current income. The Fund normally invests at least 80% of its net assets in common and preferred stocks. At least 50% of common and preferred stocks that the Fund holds will be dividend-paying. The Fund also may invest in companies that have not paid regular dividends. The Fund's equity investments are limited to equity securities that can be traded easily in the United States; it may, however, invest in foreign securities in the form of American Depository Receipts (ADRs). The Fund will normally invest up to 5% of its assets in debt securities, generally U.S. government corporate bonds that are rated investment grade or better.

THE ALGER AMERICAN FUND (Class O Shares)

     The Alger  American  Fund is a mutual fund with multiple  portfolios.  Fred
Alger  Management,   Inc.  serves  as  the  investment  advisor.  The  following investment portfolios are available under the contract:

                  Alger American Growth Portfolio

                          This Portfolio seeks long-term capital appreciation.
                    It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the Portfolio invests primarily in the equity securities of large companies. The Portfolio considers a large company to have a market capitalization of $1 billion or greater.

                  Alger American Leveraged AllCap Portfolio

                          This Portfolio seeks long-term capital appreciation.
                    Under normal circumstances, the Portfolio invests in the equity securities of companies of any size that demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money, in amounts up to one-third of its total assets to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

                  Alger American MidCap Growth Portfolio

                          This Portfolio focuses on midsize companies with
                    promising growth potential. Under normal circumstances, the Portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Midcap Growth Index and S&P MidCap 400 Index.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

     American Century Variable Portfolios, Inc. is a series of funds managed by American Century Investment Management, Inc. The following investment portfolios are available under the contract:

                  VP Income & Growth

                          The Portfolio seeks capital growth by investing in
                    common stocks. Income is a secondary objective. The Portfolio will generally be invested in equity securities of companies comprising the 1500 largest publicly traded companies in the United States. The management team strives to outperform the Standard & Poor's 500 Composite Stock Price Index over time without taking on significant additional risk.

                  VP Value

                          This Portfolio seeks long-term capital growth as a
                    primary objective and income as a secondary objective. It invests in well-established companies that the Portfolio's Advisor believes are undervalued at the time of purchase.

DREYFUS INVESTMENT PORTFOLIOS

      The Dreyfus Investment Portfolios is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment advisor to the Portfolios. The following investment portfolio is available under the contract:

                   Emerging Leaders Portfolio (Initial Shares) (available on or before August 1, 2005)

                          The Portfolio seeks capital growth. To pursue this
                    goal, the Portfolio normally invests at least 80% of its assets in stocks of companies Dreyfus believes to be emerging leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests in companies with market capitalizations of less than $2 billion at the time of purchase.

DREYFUS STOCK INDEX FUND, INC. (Initial Share Class)

      The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

                          The objective of this Portfolio is to match, as
                    closely as possible, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND

      The Dreyfus Variable Investment Fund ("Dreyfus VIF") is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment advisor to the Portfolio. The following investment portfolio is available under the contract:

                  Dreyfus VIF Disciplined Stock Portfolio (Initial Share Class)

                          The Portfolio seeks investment returns (consisting of
                    capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the Portfolio invests at least 80% of its assets in stocks. The Portfolio focuses on stocks of large-cap companies.

JANUS ASPEN SERIES

      Janus Aspen Series is a mutual fund with multiple portfolios. Janus Capital Management LLC is the investment advisor. The following investment portfolio is available under the contract:

                  Janus Aspen Series International Growth Portfolio
                      (Institutional Shares)

                          The Portfolio seeks long-term growth of capital. The
                    Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers and it may, under unusual circumstances, invest all of its assets in fewer than five countries or even a single country. The Portfolio may have significant exposure to emerging markets.

LAZARD RETIREMENT SERIES, INC.

     Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC, a subsidiary of Lazard Freres & Co. LLC, a New York limited liability company, is the investment manager for each portfolio. The following investment portfolio is available under the contract:


                  Lazard Retirement Small Cap Portfolio

                          The Portfolio seeks long-term capital appreciation. It
                    invests primarily in equity securities, principally common stocks, of relatively small U.S. companies with market capitalizations in the range of the Russell 2000 Index(R) that the manager believes are undervalued based on their earnings, cash flow or asset values.

LORD ABBETT SERIES FUND, INC. (Class VC Shares)

     Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. Lord, Abbett & Co. LLC is the investment advisor to the portfolios. The following investment portfolio is available under the contract:

                  Growth and Income Portfolio (available on or before
                     August 1, 2005)


                          The Fund's investment objective is long-term growth of
                    capital and income without excessive fluctuations in market value. To pursue this goal, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that Lord Abbett & Co. LLC believes are undervalued. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies. A large company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 1000 Index, a widely used benchmark for large-cap stock performance. As of January 31, 2005, the market capitalization range of the Russell 1000 Index was $471 million to $382 billion. This range varies daily.

T. ROWE PRICE EQUITY SERIES, INC.

     T. Rowe Price Equity Series, Inc. is a mutual fund with multiple portfolios. T. Rowe Price Associates, Inc. is the investment advisor. The following investment portfolios are available under the contract:

                  T. Rowe Price Blue Chip Growth Portfolio (available on or
                     before August 1, 2005)

                          The Blue Chip Growth Portfolio will seek long-term
                    growth of capital by investing primarily in common stocks of well- established large and medium-sized companies with the potential for above-average earnings increases. Current income is a secondary objective.

                  T. Rowe Price Personal Strategy Balanced Portfolio (available on or before August 1, 2005)

                         The Personal Strategy Balanced Portfolio will seek the
                    highest total return over time consistent with an emphasis on both capital appreciation and income. With a portfolio generally comprising 60% stocks, 30% bonds, and 10% money market securities, the fund may be appropriate for those seeking long-term capital appreciation and income. The fund's price will fluctuate due to changes in interest rates and stock prices.

VARIABLE INSURANCE PRODUCTS FUNDS

      The Variable Insurance Products Fund is a mutual fund with multiple portfolios that are managed by Fidelity Management & Research Co. The following investment portfolios are available under the contract:

                  Fidelity VIP Overseas Portfolio (Service Class 2)

                         The VIP Overseas Portfolio seeks long-term growth of
                    capital by investing at least 80% of assets in non-U.S. securities. The Portfolio normally invests primarily in common stocks, allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

                  Fidelity VIP Growth Portfolio (Service Class 2)

                          The VIP Growth Portfolio seeks to achieve capital
                    appreciation by normally investing primarily in common stocks. The Portfolio invests in companies that the adviser believes have above average growth potential. The Portfolio invests in domestic and foreign issuers using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

                  Fidelity VIP Contrafund(R) Portfolio (Service Class 2)

                          The VIP Contrafund Portfolio seeks long-term capital
                    appreciation by investing in securities of companies whose value the adviser believes is not fully recognized by the public. The Portfolio invests in either "growth" stocks or "value" stocks or both of domestic and foreign issuers. The adviser uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

                  Fidelity VIP Investment Grade Bond Portfolio (Initial Class)
                     (available on or before August 1, 2005)

                         The VIP Investment Grade Bond Portfolio seeks as high a
                    level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. The adviser manages the fund to have similar overall interest rate risk to the Lehman Brothers (R) Aggregate Bond Index.

                  Fidelity VIP Mid Cap Portfolio (Initial Class) (available on or before August 1, 2005)

                          The VIP Mid Cap Portfolio seeks long-term growth of
                    capital by investing primarily in common stocks. The Portfolio normally invests at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap(R) Index or the Standard & Poor's(R) MidCap 400 Index (S&P(R) MidCap 400)). The Portfolio invests in domestic and foreign issuers. It invests in either "growth" stocks or "value" stocks or both.

                  Fidelity VIP Money Market Portfolio (Initial Class) (available on or before August 1, 2005)

                          The VIP Money Market Portfolio seeks as high a level
                    of current income as is consistent with preservation of capital and liquidity by investing in money market instruments. The Portfolio invests in U.S. dollar-denominated money market securities of domestic and foreign issuers and repurchase agreements. The Portfolio may enter into reverse repurchase agreements. The Portfolio invests more than 25% of total assets in the financial services industries. It invests in compliance with industry-standard requirements for money market funds for the quality, maturity, and diversification of investments.

                   APPENDIX C--ADDITIONAL DEATH BENEFIT OPTION

      The following examples show you how we calculate the Additional Death Benefit (ADB) if you elect the ADBO. The examples are purely hypothetical and are for illustrative purposes only.

EXAMPLE #1

      OWNER purchases contract at age 50; Spouse, who is age 45, is named BENEFICIARY; Total PURCHASE PAYMENTS at death of $100,000; OWNER dies at age 70, with contract value of $250,000.

      The Additional Death Benefit payable to the BENEFICIARY would be $22,500. This is determined by .15 x [ADB Ending Value ($250,000)--ADB Base Value ($100,000)]--i.e., .15 x $150,000. If the basic death benefit under the contract were equal to the contract value, the total death benefit would be $272,500.

EXAMPLE #2

      Same assumptions as Example #1, except that surviving spouse elects to continue the contract.

      The contract value ($250,000) on the date of election to continue the contract would be increased by $22,500 to $272,500. The ADB Base Value would be $272,500. Assume the surviving spouse dies at age 75, no additional PURCHASE PAYMENTS were made, and the contract value was $400,000. The second Additional Death Benefit payable to the current BENEFICIARY would be $19,125. This is determined by .15 x [ADB Ending Value ($400,000)--spouse's ADB Base Value ($272,500)]--i.e., .15 x $127,500. If the basic death benefit were equal to the contract value, the total death benefit would be $419,125.

EXAMPLE #3

      OWNER purchases contract at age 70; Spouse who is also age 70 is named as BENEFICIARY; PURCHASE PAYMENTS total $100,000; OWNER dies at age 85 with a contract value of $250,000; The contract value on the OWNER'S 81st birthday was $200,000.

      The Additional Death Benefit payable to the BENEFICIARY would be $15,000. This is determined by .15 x [ADB Ending Value ($200,000, since the value at the OWNER's 81st birthday is less than the value at death)--ADB Base Value ($100,000)]--i.e., .15 x $100,000. If the basic death benefit under the contract were equal to the contract value, the total death benefit would be $265,000. If the surviving spouse elects to continue the contract, the contract value would be increased to $265,000. However, since the surviving spouse is older than age 80, there would be no second Additional Death Benefit at his/her death.

EXAMPLE #4

      OWNER purchases contract at age 50; Spouse who is age 45 is named as BENEFICIARY; Total PURCHASE PAYMENTS at death of $100,000; On the 10th contract anniversary the contract value is $250,000; On the 10th contract anniversary the OWNER withdraws $150,000; The next day the OWNER dies at age 60.

      The Additional Death Benefit payable to the BENEFICIARY would be $7,500. This is determined by .15 x [ADB Ending Value ($150,000)--ADB Base Value ($100,000)]--i.e., .15 x $50,000. If the basic death benefit under the contract were equal to the contract value, the total death benefit would be $157,500.


                                       APPENDIX D

                              PORTFOLIOS TO BE SUBSTITUTED

BMA filed an Application for an Order of Substitution with the Securities and Exchange Commission to permit it to substitute shares of certain portfolios of registered investment companies for shares of the portfolios of Investors Mark Series Fund, Inc. Details of the substitution are contained in a supplement to this prospectus.

INVESTORS MARK SERIES FUND, INC.

            Intermediate Fixed Income Portfolio
            Money Market Portfolio
            Global Fixed Income Portfolio
            Mid Cap Equity Portfolio
            Small Cap Equity Portfolio
            Large Cap Growth Portfolio
            Large Cap Value Portfolio
            Growth & Income Portfolio
            Balanced Portfolio


**************************

RANGE OF INVESTMENT PORTFOLIO OPERATING EXPENSES FOR THE PORTFOLIOS
    CONTAINED IN THE PROSPECTUS AND IN THIS APPENDIX




                                                                                                               Minimum     Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from a
Portfolio's assets, including management fees, 12b-1 fees and other expenses)
                                                                                                                .26%        3.47%

**********************************

The following information pertains to the portfolios described in this Appendix only.  For the fees and expenses of the other portfolios, see the table on pages ____ of the prospectus.




                                                                       Distribution              Expenses      Total     Total Net
                                                                      and/or Service              Waived      Annual       Annual
                                                           Management    (12b-1)      Other       and/or     Portfolio   Portfolio
                                                              Fees        Fees       Expenses   Reimbursed   Expenses     Expenses

INVESTORS MARK SERIES FUND, INC.(1)
      Intermediate Fixed Income Portfolio                      .60%          --         2.16%        .00%       2.76%        2.76%
      Mid Cap Equity Portfolio                                 .80%          --         1.93%        .00%       2.73%        2.73%
      Money Market Portfolio                                   .40%          --         3.07%        .00%       3.47%        3.47%
      Global Fixed Income Portfolio                            .75%          --         1.85%        .00%       2.60%        2.60%
      Small Cap Equity Portfolio                               .95%          --         2.16%        .00%       3.11%        3.11%
      Large Cap Growth Portfolio                               .80%          --         2.01%        .00%       2.81%        2.81%
      Large Cap Value Portfolio                                .80%          --         2.04%        .00%       2.84%        2.84%
      Growth & Income Portfolio                                .80%          --         1.46%        .00%       2.26%        2.26%
      Balanced Portfolio                                       .80%          --         1.78%        .00%       2.58%        2.58%

(1) Investors Mark Advisor, LLC ("IMA") has contractually agreed to reimburse certain expenses of each Portfolio of Investors Mark Series Fund, Inc. until May 1, 2005. IMA has undertaken to voluntarily extend this reimbursement arrangement until July 1, 2005. The expenses shown above in the table are the gross annualized expenses that each Portfolio would have incurred for the year ended December 31, 2004 if IMA had not reimbursed expenses. With the cap, actual expenses for the year ended December 31, 2004 were:

                                                             Total
                                                          Net Annual
                                                      Portfolio Expenses
                                                      ------------------
          Intermediate Fixed Income Portfolio                .80%
          Mid Cap Equity Portfolio                           .90%
          Money Market Portfolio                             .50%
          Global Fixed Income Portfolio                     1.00%
          Small Cap Equity Portfolio                        1.05%
          Large Cap Growth Portfolio                         .90%
          Large Cap Value Portfolio                          .90%
          Growth & Income Portfolio                          .90%
          Balanced Portfolio                                 .90%


EXAMPLES

The following Examples reflect the range of all investment portfolio expenses including the portfolios described in the prospectus and this Appendix.

Example 1 (If you elect the ADBO)

(1) If you surrender your contract at the end of the applicable time period, or if you annuitize under an option other than a life annuity option or another option with an annuity payment period of more than 5 years:

                                                                          1 Year         3 Years         5 Years        10 Years
                                                                          ------         -------         -------        --------

(a) MAXIMUM                                                              $1,049.96       $1,888.32       $2,724.57      $5,076.37
(b) MINIMUM                                                              $  721.96       $  925.28       $1,155.91      $2,123.44

(2) If you do not surrender your contract or if you annuitize under a life annuity option or another option with an annuity payment period of more than 5 years:



                                                                          1 Year         3 Years         5 Years        10 Years
                                                                          ------         -------         -------        --------

(a) MAXIMUM                                                              $  509.90       $1,528.20       $2,544.47      $5,076.37
(b) MINIMUM                                                              $  183.86       $  569.19       $  979.27      $2,123.44


Example 2 (If you do not elect the ADBO)

(1) If you surrender your contract at the end of the applicable time period, or if you annuitize under an option other than a life annuity option or another option with an annuity payment period of more than 5 years:

                                                                          1 Year         3 Years         5 Years        10 Years
                                                                          ------         -------         -------        --------

(a) MAXIMUM                                                              $1,029.83       $1,831.04       $2,634.31      $4,921.26
(b) MINIMUM                                                              $  701.17       $  862.07       $1,049.20      $1,902.83

(2) If you do not surrender your contract or if you annuitize under a life annuity option or another option with an annuity payment period of more than 5 years:


                                                                          1 Year         3 Years         5 Years        10 Years
                                                                          ------         -------         -------        --------

(a) MAXIMUM                                                              $  489.89       $1,471.16       $2,454.41      $4,921.26
(b) MINIMUM                                                              $  163.19       $  506.25       $  872.80      $1,902.83


*********************


     The following is a summary of the investment objectives and strategies of each of the investment portfolios listed in this Appendix. The fund prospectus contain more complete information, including a description of the investment objectives, policies, restrictions and risks of each portfolio. There is no assurance that the investment objectives will be achieved.


INVESTORS MARK SERIES FUND, INC.

     Investors Mark Series Fund, Inc. is managed by Investors Mark Advisor, LLC (Advisor), which is an affiliate of BMA. Investors Mark Series Fund, Inc. is a mutual fund with multiple portfolios.

            Standish Mellon Asset Management Company LLC is the Sub-Advisor to the following Portfolios:

                  Intermediate Fixed Income Portfolio

                          The goal of this Portfolio is to seek a high level of
                    current income consistent with preserving capital and liquidity. During normal market conditions, the Portfolio will invest at least 80% of its total net assets in investment grade fixed income securities and the Portfolio's average dollar- weighted effective portfolio maturity will be greater than 3 years and less than 10 years.

                  Money Market Portfolio

                          The goal of this Portfolio is to seek to obtain the
                    highest level of current income while preserving capital and maintaining liquidity. It invests in carefully selected short-term fixed income securities issued by the U.S. government and its agencies and by other stable financial institutions.

                          Although the Portfolio seeks to maintain a constant
                    net asset value of $1.00 per share, there can be no assurance that the Portfolio can do so on a continuous basis. An investment in the Money Market Portfolio is not guaranteed. After charges are deducted from the annuity contract, it is possible, particularly in a lower short-term interest rate environment, that an investment in the Money Market Portfolio may result in a negative investment return.

                  Global Fixed Income Portfolio

                          The Portfolio's objective is to maximize total return
                    while realizing a market level of income consistent with preserving both capital and liquidity. During normal market conditions, the Portfolio will invest at least 80% of its total net assets in fixed income securities of foreign governments or their political subdivisions and companies located in at least 3 countries around the world, including the United States. Usually, the Portfolio will invest in no fewer than 8 foreign countries.

            The Boston Company Asset Management, LLC is the Sub-Advisor to the following portfolio:

                  Mid Cap Equity Portfolio

                          The goal of the Portfolio is to achieve long-term
                    growth of capital through investment primarily in equity securities of mid capitalization companies. During normal conditions, the Portfolio will invest at least 80% of its assets in securities issued by mid capitalization companies. Mid capitalization companies are those companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the S&P Mid-Cap 400 Index. The S&P Mid-Cap 400 Index consists of approximately 400 companies with mid-market capitalizations relative to the market capitalizations of other U.S. companies. The S&P Mid-Cap 400 Index is reconstituted periodically to reflect changes in the marketplace.

            Columbia Management Advisors, Inc. is the Sub-Advisor to the following Portfolios:

                  Small Cap Equity Portfolio

                          The Portfolio seeks long-term capital appreciation.
                    During normal market conditions, the Portfolio will invest at least 80% of its total net assets in a diversified portfolio of common stocks and equity-type securities of companies with market capitalization, at the time of purchase, equal to or less than the capitalization of the largest stock in the Standard & Poor's Small Cap 600 Index ($4.89 billion as of December 31, 2004). The Portfolio's Sub-Advisor seeks to invest in entrepreneurially managed companies that serve large and growing markets and have the ability to grow their market share.

                  Large Cap Growth Portfolio

                          The goal of this Portfolio is long-term capital
                    appreciation. The Portfolio invests, during normal market conditions, at least 80% of its total net assets in common stocks and other equity-type securities of companies exceeding $10 billion in market capitalization at the time of purchase. The Portfolio's Sub-Advisor will focus on companies that it believes have long-term appreciation possibilities.


            Babson Capital Management LLC is the Sub-Advisor to the following
Portfolio:

                  Large Cap Value Portfolio

                          The goal of this Portfolio is long-term growth of
                    capital and income by investing principally in a diversified portfolio of common stocks which are considered to be undervalued in relation to earnings, dividends and/or assets. During normal conditions, the Portfolio invests at least 90% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets.

           Lord, Abbett & Co. LLC is the Sub-Advisor to the following Portfolio:

                  Growth & Income Portfolio

                          This Portfolio seeks to provide long-term growth of
                    capital and income without excessive fluctuation in market value. During normal market conditions, the Portfolio will primarily invest in equity securities of large, seasoned U.S. and multinational companies, of at least $5 billion in market capitalization at the time of purchase, which the Portfolio's Sub-Advisor believes are undervalued. This market capitalization may vary in response to changes in the markets.

            Kornitzer Capital Management, Inc. is the Sub-Advisor to the following Portfolio:

                  Balanced Portfolio

                          The goal of this Portfolio is both long-term capital
                    growth and high current income. It invests in both stocks and fixed income securities. The balance of stocks and bonds in the Portfolio can change based on the Portfolio Sub-Advisor's view of economic conditions, interest rates, and stock prices. Generally, the Portfolio's assets will be invested in common stocks, in high yielding corporate bonds, and in convertible securities. Convertible securities offer current income like a corporate bond, but can also provide capital appreciation through their conversion feature (the right to convert to common stock). During normal market conditions, the Portfolio will generally invest a minimum of 25% of its total net assets in fixed income securities and a minimum of 25% of its total net assets in equity securities.



                               Detach and mail to:

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                             2000 WADE HAMPTON BLVD.
                            GREENVILLE, SC 29615-1064

      Please send me, at no charge, the Statement of Additional Information dated April 29, 2005 for the Clarity Variable Annuity Contract issued by BMA.

               (Please print or type and fill in all information)


Name


Address


City             State                   Zip Code





                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                    issued by

                         BMA VARIABLE ANNUITY ACCOUNT A

                                       and

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA



This is not a prospectus. This Statement of Additional Information should be read in conjunction with the prospectus for the Individual Flexible Payment Variable Annuity Contracts which are referred to herein.

The prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the prospectus, call or write the Company at: (800) 423-9398, 2000 Wade Hampton Blvd., Greenville, South Carolina 29165-1064.

This Statement of Additional Information and the prospectus are dated April 29, 2005.



                                TABLE OF CONTENTS

                                                                            Page

COMPANY......................................................................

EXPERTS......................................................................

LEGAL OPINIONS..............................................................

DISTRIBUTOR..................................................................

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE............................

CALCULATION OF PERFORMANCE DATA..............................................

FEDERAL TAX STATUS...........................................................

ANNUITY PROVISIONS...........................................................

MORTALITY AND EXPENSE GUARANTEE...............................................

FINANCIAL STATEMENTS..........................................................

                                     COMPANY

Business Men's Assurance Company of America ("BMA" or "us", "ours", "we", "Company"), P.O. Box 419458, Kansas City, Missouri 64141-6458 was incorporated on July 1, 1909 under the laws of the state of Missouri. As of December 31, 2003, BMA became a South Carolina domiciled insurance company. BMA is licensed to do business in the District of Columbia and all states except New York. BMA is a wholly owned subsidiary of Liberty Life Insurance Company, which is an insurance company domiciled in the state of South Carolina.



                                     EXPERTS

The financial statements of the sub-accounts comprising the BMA Variable Annuity Account A as of December 31, 2004 and for the two years then ended and the consolidated financial statements of the Company as of December 31, 2004 and 2003 and for the years then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accountants and independent auditors, respectively, as stated in their reports appearing herein (which reports express an unqualified opinion on the BMA Variable Annuity Account A as of December 31, 2004 and for the two years then ended and an unqualified opinion with an explanatory paragraph relating to the business combination accounted for as a purchase in 2003 on the consolidated financial statements of the Company as of December 31, 2004 and 2003 and for the years then ended), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche, LLP is 1200 Bank of America Plaza, 7 North Laurens Street, Greenville, SC 29601.

The Consolidated Financial Statements of Business Men's Assurance Company of America for the year ended December 31, 2002 have been audited by PricewaterhouseCoopers LLP, 1055 Broadway, 10th Floor, Kansas City, MO 64105, independent accountants, as set forth in their report, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut and Pompano Beach, Florida has provided advice on certain matters relating to the Federal securities and income tax laws in connection with the Contracts.

                                   DISTRIBUTOR

Tamarack Distributors Inc. ("Distributor") acts as the distributor for the contracts. The offering is on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. Distributor is a Missouri corporation and its home office is located at 100 South Fifth Street, Suite 2300, Minneapolis, MN 55402. Distributor is an affiliate of BMA. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD. Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor received sales compensation with respect to the contracts in the Separate Account in the following amounts during the periods indicated:

                                                                                      Aggregate Amount of
                                                                                      Commissions Retained
                                                Aggregate Amount of                   By Distributor After
                                                Commissions Paid to                   Payments to Selling
   Fiscal Year                                     Distributor                              Firms
   -----------                                  ------------------                    -------------------

      2002                                          $300,297                                $ - 0 -
      2003                                          $ 62,377                                $ - 0 -
      2004                                          $111,736                                $ - 0 -

Distributor passes through commissions to selling firms for their sales. In addition, we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

We and Distributor pay compensation to selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional and varied compensation to selected firms, including marketing allowances, preferred status fees, continuing education, training, client seminars, firm conferences and industry conference fees. We and the Distributor have put procedures in place whereby we assess the potential effectiveness of our relationship with the selling firms. It is our policy to focus our attention and additional compensation on those firms ("Focus Firms") that provide us the opportunity to provide continuing education and training to the firm's registered representatives to participate in client seminars and to attend and participate in firm conferences. Our selection of Focus Firms is subjective on our part and reflects our assessment of potential results of the relationship. The additional compensation may or may not be based on prior sales. Such additional compensation may give BMA greater access to registered representatives of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your registered representative may serve you better, this additional compensation also may afford BMA a "preferred" status at the recipient broker-dealer firm and provide some other marketing benefit such as website placement, access to registered representative lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer's sales force that may otherwise influence the way that the broker-dealer and the registered representative market the contracts. The following list sets forth the names of the firms that received material additional compensation in 2004 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts).

RBC Dain Rauscher
Berthel Fisher
ING
RBC Centura
H & R Block
Investors Capitol Corp.
Multi-Financial
Lasalle St. Securities
First Western Security Inc.
Stanford Group
Deutsche Bank Securities

The prospectus contains more information regarding the Distributor.


                REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination of the Withdrawal Charge will be unfairly discriminatory to any person.

                         CALCULATION OF PERFORMANCE DATA

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an accumulation unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the coverage charge, the expenses for the underlying investment portfolio being advertised and any applicable contract maintenance charges and withdrawal charges.

The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable contract maintenance charges and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described.

The formula used in these calculations is:

                           n
                 P ( 1 + T)  = ERV

         Where:

            P =   a hypothetical initial payment of $1,000

            T =   average annual total return

            n =   number of years

         ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any withdrawal charge and contract maintenance charge. The deduction of any withdrawal charge and contract maintenance charge would reduce any percentage increase or make greater any percentage decrease. BMA may also advertise the historical performance of certain investment portfolios whose inception dates precede the date the accumulation units of your contract invested in the portfolio.

You should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what your total return may be in any future period.

Yield

The Money Market Portfolio. The Company may advertise yield and effective information for the Money Market Portfolio. Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the subaccount refers to the income generated by an investment in the subaccount over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The Money Market Portfolio's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a seven day period. The return is determined by dividing the net change (exclusive of any capital changes and income other than investment income) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the coverage charge and contract maintenance charge. The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested.

(Effective Yield = [(Base Period Return + 1)365/7]-1.)

The Company does not currently advertise any yield information for the Money Market Portfolio.

Other Portfolios. The Company may also quote current yield in sales literature, advertisements and Owner communications for the other Portfolios. Each Portfolio (other than the Money Market Portfolio) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the coverage charge and the contract maintenance charge) by the accumulation unit value on the last day of the period, according to the following formula:

                             6
       Yield = 2 [(a-b) + 1]   - 1]
                  -----
                   cd

Where:

a = net investment income earned during the period by the Portfolio attributable to shares owned by the subaccount.

b =  expenses accrued for the period (net of reimbursements).

c = the average daily number of accumulation units outstanding during the period.

d = the maximum offering price per accumulation unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day (or one month) periods identified in the advertisement or communication. Yield calculations assume no withdrawal charge. The Company does not currently advertise any yield information for any Portfolio.


Historical Unit Values

The Company may also show historical accumulation unit values in certain advertisements containing illustrations. These illustrations will be based on actual accumulation unit values.

In addition, the Company may distribute sales literature which compares the percentage change in accumulation unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the accumulation unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger. Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

Owner Control

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not BMA, would be considered the owner of the shares of the investment portfolios. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of BMA and the manager of the underlying investments, no arrangement may exist between a contract owner and BMA regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or BMA regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the Owner of the investment portfolios.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that a non-qualified annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Due to the continuing uncertainty in this area, BMA processes partial 1035 exchanges on a limited basis.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

If a Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Certain death benefits may be purchased under your Contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

The Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs) which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

Certain distributions from retirement plans qualified under Section 401, Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:

a) series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or

b)       distributions which are required minimum distributions; or

c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions);or

d)       hardship withdrawals.

Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception is used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Delayed Annuity Payments

Although there is no guidance in the federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for federal tax purposes. If such was to occur, then the income under the Contract could become currently taxable to the Owner.

Qualified Plans

The Contracts offered herein may also be used as Qualified Contracts. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. The following discussion of Qualified Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding Qualified Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Qualified Contract.

Qualified Contracts include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Qualified Contracts are not transferable except upon surrender or annuitization.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. Qualified Contracts will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions.(See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAS

Section 408(A) of the Code provides that certain individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Section 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 59 1/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Annuitant for amounts paid during the taxable year for medical care; (e) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days); (f) distributions made on account of an IRS levy upon the Qualified Contract; (g) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year; and (h) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code).

With respect to (c) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception is used.

Required Distributions

Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the Annuitant attains age 70 1/2. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the Owner.

The Internal Revenue Service has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which becomes effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of certain other benefits under the contract, including some forms of additional death benefits.

This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.


                               ANNUITY PROVISIONS

Fixed Annuity

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The dollar amount of each fixed annuity will be determined in accordance with annuity tables contained in the contract.

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio(s) of the Separate Account.

Annuity Unit Value

On the Annuity Date a fixed number of Annuity Units will be purchased as follows:

For each Subaccount the fixed number of Annuity Units is equal to the Adjusted Contract Value for all Subaccounts, divided first by $1000, then multiplied by the appropriate Annuity Payment amount from the Annuity Table contained in the Contract for each $1000 of value for the Annuity Option selected, and then divided by the Annuity Unit value for that Subaccount on the Annuity Date. After that, the number of Annuity Units in each Subaccount remains unchanged unless you elect to transfer between Subaccounts. All calculations will appropriately reflect the Annuity Payment frequency selected.

On each Annuity Payment date, the total Variable Annuity Payment is the sum of the Annuity Payments for each Subaccount. The Variable Annuity Payment in each Subaccount is determined by multiplying the number of Annuity Units then allocated to such Subaccount by the Annuity Unit value for that Subaccount. On each subsequent business day, the value of an Annuity Unit is determined in the following way:

First: The Net Investment Factor is determined as described in the prospectus under "Accumulation Units".

Second: The value of an Annuity Unit for a business day is equal to:

                  a. the value of the Annuity Unit for the immediately preceding business day;

                  b. multiplied by the Net Investment Factor for current
                     business day;

                  c. divided by the Assumed Net Investment Factor (see below)
                     for the business day.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular business day. The Assumed Investment Return that we will use is 3 1/2%. However, we may agree with you to use a different value.

BMA may elect to determine the amount of each annuity payment up to 10 business days prior to the elected payment date. The value of your contract less any applicable premium tax is applied to the applicable annuity table to determine the initial annuity payment.

                         MORTALITY AND EXPENSE GUARANTEE

We guarantee that the dollar amount of each Annuity Payment after the first will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS

The statements of net assets of the sub accounts comprising the BMA Variable Annuity Account A as of December 31, 2004, and the related statements of operations and changes in net assets for the years ended December 31, 2004 and December 31, 2003 and the independent registered public accounting firm's reports with respect thereto, follow.

The audited consolidated financial statements of the Company as of December 31, 2004 and 2003 and for each of the years in the three year period ended December 31, 2004, which are also included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

                        BMA Variable Annuity Account A

                          Financial Statements as of
                         December 31, 2004 and for the
                    Years Ended December 31, 2004 and 2003
                     and Report of Independent Registered
                            Public Accounting Firm

                        BMA VARIABLE ANNUITY ACCOUNT A

                               TABLE OF CONTENTS

                                                                 Page
                                                               ---------
       Report of Independent Registered Public Accounting Firm       F-1
       Audited Financial Statements:
        Statements of Net Assets..............................       F-2
        Statements of Operations and Changes in Net Assets....  F-3-F-10
        Notes to Financial Statements......................... F-11-F-24

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors
Business Men's Assurance Company
of America ("BMA") and the Contract Owners of BMA Variable Annuity Account A:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the BMA Variable Annuity Account A (the "Account") of Business Men's Assurance Company of America as of December 31, 2004, the related statements of operations and changes in net assets for the years ended December 31, 2004 and 2003 for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The sub-accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the sub-accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2004 by correspondence with the sub-accounts' custodians. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the BMA Variable Annuity Account A of Business Men's Assurance Company of America as of December 31, 2004, the results of their operations for the years ended December 31, 2004 and 2003 for each of the individual sub-accounts and the changes in their net assets for the years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/  Deloitte & Touche

Greenville, South Carolina
April 25, 2005

                        BMA VARIABLE ANNUITY ACCOUNT A

                           STATEMENTS OF NET ASSETS

                               December 31, 2004

                                               Number of   Share             Balance Sheet
                                              Shares Owned Value     Cost       Amount
                                              ------------ ------ ---------- -------------
Assets
Investors Mark Series Fund, Inc.:
   Balanced..................................   124,206    $11.81 $1,202,201  $ 1,466,868
   Growth and Income.........................   177,657     14.94  2,191,997    2,654,202
   Large Cap Value...........................    65,273     11.94    638,706      779,363
   Small Cap Equity..........................    54,142     10.21    538,718      552,790
   Large Cap Growth..........................    45,455     10.02    610,157      455,458
   Intermediate Fixed Income.................   229,022     10.16  2,361,615    2,326,865
   Mid Cap Equity............................    53,526     14.27    621,032      763,814
   Money Market..............................   513,522      1.00    513,522      513,522
   Global Fixed Income.......................    37,290     10.34    355,600      385,574
Dreyfus Stock Index Fund.....................    30,882     30.89    934,124      953,955
Dreyfus Variable Investment Fund:
   Disciplined Stock Portfolio...............    10,935     20.93    228,874      228,860
AIM Variable Investment Funds:
   AIM VI--High Yield Fund...................    31,700      6.45    194,427      204,464
   AIM VI--Core Stock Fund...................    19,697     18.51    373,928      364,590
Lazard Retirement Series, Inc.:
   Retirement Small Cap Portfolio............    60,013     16.90    797,304    1,014,223
American Century Variable Portfolios, Inc.:
   VP Income & Growth Fund...................    58,455      7.32    381,087      427,893
   VP Value Fund.............................   152,120      8.75  1,079,704    1,331,048
The Alger American Fund:
   Growth Portfolio..........................    13,905     35.12    474,310      488,347
   MidCap Growth Portfolio...................    79,846     20.80  1,553,229    1,660,789
   Leveraged AllCap Portfolio................    21,379     30.39    759,888      649,717
Variable Insurance Products Fund (VIP):
   Fidelity VIP Overseas Portfolio...........    34,364     17.39    521,945      597,594
   Fidelity VIP Growth Portfolio.............    16,362     31.64    503,998      517,697
Variable Insurance Products II Fund (VIP II):
   Fidelity VIP II Contrafund Portfolio......    12,796     26.35    272,708      337,179
Janus Aspen Series
   International Growth Portfolio............    28,305     27.18    470,357      769,317
                                                                              -----------
Net Assets...................................                                 $19,444,129
                                                                              ===========

                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

              STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

                         Year ended December 31, 2004

                                                                          Investors Mark Series Fund, Inc.
                                                         -----------------------------------------------------------------
                                                                       Growth      Large    Small     Large    Intermediate
                                                                        and         Cap      Cap       Cap        Fixed
                                                          Balanced     Income      Value    Equity    Growth      Income
                                                         ----------  ----------  --------  --------  --------  ------------
Net investment income:
   Ordinary dividend income............................. $   23,217  $      423  $ 10,822  $     --  $     --   $   87,302
   Coverage charges retained by BMA.....................    (15,909)    (30,010)   (8,507)   (7,326)   (6,468)     (29,181)
                                                         ----------  ----------  --------  --------  --------   ----------
Net investment income...................................      7,308     (29,587)    2,315    (7,326)   (6,468)      58,121
Net realized and unrealized gain (loss) on investments:
   Net realized (loss) gain on investment
    transactions........................................     25,722      14,190     5,864    (8,766)  (66,484)       8,918
   Capital gains distribution...........................        670          --        --        --        --       50,418
   Increase (decrease) in unrealized
    appreciation on investments.........................    187,676     282,327    90,935    68,025    56,404      (45,512)
                                                         ----------  ----------  --------  --------  --------   ----------
Net realized and unrealized gain (loss) on
 investments............................................    214,068     296,517    96,799    59,259   (10,080)      13,824
                                                         ----------  ----------  --------  --------  --------   ----------
Increase in net assets resulting from operations........    221,376     266,930    99,114    51,933   (16,548)      71,945
Capital share transactions:
   Deposits.............................................         --      12,500    13,783     6,891    13,783           --
   Surrenders and death benefits........................   (106,116)   (143,306)  (38,242)  (63,960)  (74,248)    (315,361)
   Contract maintenance charges.........................       (415)       (888)     (207)     (210)     (197)        (620)
   Transfers between subaccounts, including fixed
    interest account....................................    239,615     208,028     4,883    11,149     8,242      120,893
                                                         ----------  ----------  --------  --------  --------   ----------
Increase (decrease) in net assets resulting from capital
 share transactions.....................................    133,084      76,334   (19,783)  (46,130)  (52,420)    (195,088)
                                                         ----------  ----------  --------  --------  --------   ----------
Increase (decrease) in net assets.......................    354,460     343,264    79,331     5,803   (68,968)    (123,143)
Net assets--beginning of year...........................  1,112,408   2,310,938   700,032   546,987   524,426    2,450,008
                                                         ----------  ----------  --------  --------  --------   ----------
      Net assets--end of year........................... $1,466,868  $2,654,202  $779,363  $552,790  $455,458   $2,326,865
                                                         ==========  ==========  ========  ========  ========   ==========


                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Year ended December 31, 2004

                                                                                                    Dreyfus Variable
                                                         Investors Mark Series Fund, Inc.           Investment Fund
                                                         ------------------------------             ----------------
                                                                                           Dreyfus                    INVESCO
                                                                                 Global     Stock     Disciplined     VIF High
                                                          Mid Cap      Money     Fixed      Index        Stock         Yield
                                                          Equity       Market    Income     Fund       Portfolio       Fund*
                                                         ---------   ---------  --------  --------  ---------------- ---------
Net investment income:
   Ordinary dividend income............................. $     374   $   4,406  $     --  $ 16,401      $  3,010     $  23,967
   Coverage charges retained by BMA.....................    (9,980)     (6,903)   (4,527)  (10,542)       (2,632)         (824)
                                                         ---------   ---------  --------  --------      --------     ---------
Net investment income...................................    (9,606)     (2,497)   (4,527)    5,859           378        23,143
Net realized and unrealized gain (loss) on investments:
   Net realized gain (loss) on investment
    transactions........................................    24,165          --     2,005   (16,815)       (1,506)       (8,133)
   Capital gains distribution...........................    53,240          --        --        --            --            --
   Increase (decrease) in unrealized
    appreciation on investments.........................    38,983          --    10,976    93,061        15,186       (11,782)
                                                         ---------   ---------  --------  --------      --------     ---------
Net realized and unrealized gain (loss) on
 investments............................................   116,388          --    12,981    76,246        13,680       (19,915)
                                                         ---------   ---------  --------  --------      --------     ---------
Increase (decrease) in net assets resulting from
 operations.............................................   106,782      (2,497)    8,454    82,105        14,058         3,228
Capital share transactions:
   Deposits.............................................        --     354,436    27,500       170        10,000            --
   Surrenders and death benefits........................   (65,925)    (64,914)   (8,809)  (41,803)         (211)       (2,888)
   Contract maintenance charges.........................      (324)       (189)      (72)     (334)         (102)          (33)
   Transfers between subaccounts, including fixed
    interest account....................................   (36,800)   (345,673)   24,872    21,247          (645)     (199,605)
                                                         ---------   ---------  --------  --------      --------     ---------
(Decrease) increase in net assets resulting from capital
 share transactions.....................................  (103,049)    (56,340)   43,491   (20,720)        9,042      (202,526)
                                                         ---------   ---------  --------  --------      --------     ---------
Increase (decrease) in net assets.......................     3,733     (58,837)   51,945    61,385        23,100      (199,298)
Net assets--beginning of year...........................   760,081     572,359   333,629   892,570       205,760       199,298
                                                         ---------   ---------  --------  --------      --------     ---------
      Net assets--end of year........................... $ 763,814   $ 513,522  $385,574  $953,955      $228,860     $      --
                                                         =========   =========  ========  ========      ========     =========

--------
    *See Note 1

                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Year ended December 31, 2004

                                                                                          American Century
                                                  AIM Variable        Lazard Retirement       Variable          The Alger
                                                Investment Funds        Series, Inc.      Portfolios, Inc.    American Fund
                                            ------------------------  ----------------- --------------------  -------------
                                                                         Retirement     VP Income
                                            AIM VI--High AIM VI--Core     Small Cap     & Growth   VP Value      Growth
                                            Yield Fund*  Stock Fund*      Portfolio       Fund       Fund       Portfolio
                                            ------------ ------------ ----------------- --------- ----------  -------------
Net investment income:
   Ordinary dividend income................   $  5,924     $  3,116      $       --     $  5,045  $   11,989    $     --
   Coverage charges retained by
    BMA....................................     (1,748)      (5,093)        (11,657)      (4,977)    (15,336)     (6,961)
                                              --------     --------      ----------     --------  ----------    --------
Net investment income......................      4,176       (1,977)        (11,657)          68      (3,347)     (6,961)
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) on
    investment transactions................      1,233       (9,306)         19,571       (2,966)     24,149     (52,034)
   Capital gains distribution..............         --           --              --           --       9,300          --
   Increase in unrealized appreciation
    on investments.........................     10,037       22,237         116,916       49,066     123,088      78,265
                                              --------     --------      ----------     --------  ----------    --------
Net realized and unrealized gain on
 investments...............................     11,270       12,931         136,487       46,100     156,537      26,231
                                              --------     --------      ----------     --------  ----------    --------
Increase in net assets resulting from
 operations................................     15,446       10,954         124,830       46,168     153,190      19,270
Capital share transactions:
   Deposits................................     13,783           --              --       30,235      27,565          --
   Surrenders and death benefits...........     (8,290)     (50,133)       (109,306)     (43,365)    (95,109)    (78,289)
   Contract maintenance charges............        (68)        (138)           (275)        (240)       (350)       (171)
   Transfers between subaccounts,
    including fixed interest
    account................................    183,593       16,862           5,894       21,584      51,375     (11,247)
                                              --------     --------      ----------     --------  ----------    --------
Increase (decrease) in net assets resulting
 from capital share transactions...........    189,018      (33,409)       (103,687)       8,214     (16,519)    (89,707)
                                              --------     --------      ----------     --------  ----------    --------
Increase (decrease) in net assets..........    204,464      (22,455)         21,143       54,382     136,671     (70,437)
Net assets at beginning of year............         --      387,045         993,080      373,511   1,194,377     558,784
                                              --------     --------      ----------     --------  ----------    --------
      Net assets at end of year............   $204,464     $364,590      $1,014,223     $427,893  $1,331,048    $488,347
                                              ========     ========      ==========     ========  ==========    ========

--------
  *See Note 1

                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Year ended December 31, 2004

                                                                                               Variable
                                                  The Alger American   Variable Insurance     Insurance      Janus Aspen
                                                         Fund             Products Fund    Products Fund II    Series
                                                 --------------------  ------------------  ---------------- -------------
                                                                       Fidelity  Fidelity      Fidelity
                                                   MidCap    Leveraged    VIP       VIP         VIP II      International
                                                   Growth     AllCap   Overseas   Growth      Contrafund       Growth
                                                  Portfolio  Portfolio Portfolio Portfolio    Portfolio       Portfolio
                                                 ----------  --------- --------- --------- ---------------- -------------
Net investment income:
   Ordinary dividend income..................... $       --  $     --  $  5,597  $    694      $    525       $  6,379
   Coverage charges retained by BMA.............    (20,466)   (8,599)   (7,937)   (6,682)       (3,458)        (9,560)
                                                 ----------  --------  --------  --------      --------       --------
Net investment income...........................    (20,466)   (8,599)   (2,340)   (5,988)       (2,933)        (3,181)
Net realized and unrealized (loss) gain on
 investments:
   Net realized (loss) gain on investment
    transactions................................    (42,134)  (39,420)  (17,938)  (30,380)          548         38,782
   Capital gains distribution...................         --        --        --        --            --             --
   Increase in unrealized appreciation on
    investments.................................    242,007    91,636    86,218    48,436        41,393         83,498
                                                 ----------  --------  --------  --------      --------       --------
Net realized and unrealized gain on
 investments....................................    199,873    52,216    68,280    18,056        41,941        122,280
                                                 ----------  --------  --------  --------      --------       --------
Increase in net assets resulting from
 operations.....................................    179,407    43,617    65,940    12,068        39,008        119,099
Capital share transactions:
   Deposits.....................................      6,891        --     6,891    20,000        30,674             --
   Surrenders and death benefits................   (125,819)  (65,071)  (65,270)  (61,196)      (12,139)       (53,991)
   Contract maintenance charges.................       (252)     (160)     (174)     (126)         (139)          (286)
   Transfers between subaccounts, including
    fixed interest account......................    (26,467)   13,643    51,301    18,946        36,759        (29,155)
                                                 ----------  --------  --------  --------      --------       --------
(Decrease) increase in net assets resulting from
 capital share transactions.....................   (145,647)  (51,588)   (7,252)  (22,376)       55,155        (83,432)
                                                 ----------  --------  --------  --------      --------       --------
Increase (decrease) in net assets...............     33,760    (7,971)   58,688   (10,308)       94,163         35,667
Net assets--beginning of year...................  1,627,029   657,688   538,906   528,005       243,016        733,650
                                                 ----------  --------  --------  --------      --------       --------
      Net assets--end of year................... $1,660,789  $649,717  $597,594  $517,697      $337,179       $769,317
                                                 ==========  ========  ========  ========      ========       ========

                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Year ended December 31, 2003


                                                                          Investors Mark Series Fund, Inc.
                                                         -----------------------------------------------------------------
                                                                       Growth      Large    Small     Large    Intermediate
                                                                        and         Cap      Cap       Cap        Fixed
                                                          Balanced     Income      Value    Equity    Growth      Income
                                                         ----------  ----------  --------  --------  --------  ------------
Net investment income:
   Ordinary dividend income............................. $   21,427  $   16,494  $  7,710  $     --  $    452   $   98,875
   Coverage charges retained by BMA.....................    (12,312)    (11,526)   (7,507)   (6,033)   (5,122)     (33,588)
                                                         ----------  ----------  --------  --------  --------   ----------
Net investment income...................................      9,115       4,968       203    (6,033)   (4,670)      65,287
Net realized and unrealized gain (loss) on investments:
   Net realized (loss) gain on investment transactions..     (8,677)    (21,333)   (4,451)  (31,519)  (28,504)      27,681
   Capital gains distribution...........................     55,807          --        --        --        --        6,520
   Increase (decrease) in unrealized appreciation on
    investments.........................................    238,040     553,557   130,896   204,425   131,156       (4,248)
                                                         ----------  ----------  --------  --------  --------   ----------
Net realized and unrealized gain on investments.........    285,170     532,224   126,445   172,906   102,652       29,953
                                                         ----------  ----------  --------  --------  --------   ----------
Increase in net assets resulting from operations........    294,285     537,192   126,648   166,873    97,982       95,240
Capital share transactions:
   Deposits.............................................      3,988       6,718     3,338     2,100     2,000       43,596
   Surrenders and death benefits........................    (79,665)    (94,401)  (41,028)  (24,363)  (21,624)    (392,463)
   Contract maintenance charges.........................       (385)       (832)     (222)     (250)     (223)        (729)
   Transfers between subaccounts, including fixed
    interest account....................................      9,364     119,136    23,891   (11,704)   67,944      123,347
                                                         ----------  ----------  --------  --------  --------   ----------
(Decrease) increase in net assets resulting from........
   capital share transactions...........................    (66,698)     30,621   (14,021)  (34,217)   48,097     (226,249)
                                                         ----------  ----------  --------  --------  --------   ----------
Increase (decrease) in net assets.......................    227,587     567,813   112,627   132,656   146,079     (131,009)
Net assets--beginning of year...........................    884,821   1,743,125   587,405   414,331   378,347    2,581,017
                                                         ----------  ----------  --------  --------  --------   ----------
      Net assets--end of year........................... $1,112,408  $2,310,938  $700,032  $546,987  $524,426   $2,450,008
                                                         ==========  ==========  ========  ========  ========   ==========


                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Year ended December 31, 2003

                                                                                                             Dreyfus Variable
                                                    Investors Mark Series Fund, Inc.                         Investment Fund
                                                    -----------------------------                            ----------------
                                                                                        Berger      Dreyfus
                                                      Mid                   Global        IPT        Stock     Disciplined
                                                      Cap         Money     Fixed    International   Index        Stock
                                                     Equity       Market    Income       Fund*       Fund       Portfolio
                                                    --------    ---------  --------  ------------- --------  ----------------
Net investment income:
   Ordinary dividend income........................ $    982    $   5,756  $     --    $   8,131   $ 11,810      $  1,566
   Coverage charges retained by BMA................   (7,839)     (10,986)   (3,826)      (1,595)   (10,142)       (2,203)
                                                    --------    ---------  --------    ---------   --------      --------
Net investment income..............................   (6,857)      (5,230)   (3,826)       6,536      1,668          (637)
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss) on investment
    transactions...................................    3,038           --       590     (413,064)   (37,074)       (5,443)
   Capital gains distribution......................   31,429           --        --           --         --            --
   Increase in unrealized appreciation on
    investments....................................  163,164           --    13,437      317,074    226,076        42,166
                                                    --------    ---------  --------    ---------   --------      --------
Net realized and unrealized gain (loss) on
 investments.......................................  197,631           --    14,027      (95,990)   189,002        36,723
                                                    --------    ---------  --------    ---------   --------      --------
Increase (decrease) in net assets resulting from
 operations........................................  190,774       (5,230)   10,201      (89,454)   190,670        36,086
Capital share transactions:
   Deposits........................................    3,528       96,689     2,488           --      1,700            --
   Surrenders and death benefits...................  (30,209)    (119,187)   (3,483)      (1,533)   (33,579)       (7,223)
   Contract maintenance charges....................     (327)        (291)      (73)        (116)      (378)         (104)
   Transfers between subaccounts, including fixed
    interest account...............................   40,407     (298,186)   22,471     (542,799)     3,655         9,192
                                                    --------    ---------  --------    ---------   --------      --------
Increase (decrease) in net assets resulting from
 capital share transactions........................   13,399     (320,975)   21,403     (544,448)   (28,602)        1,865
                                                    --------    ---------  --------    ---------   --------      --------
Increase (decrease) in net assets..................  204,173     (326,205)   31,604     (633,902)   162,068        37,951
Net assets--beginning of year......................  555,908      898,564   302,025      633,902    730,502       167,809
                                                    --------    ---------  --------    ---------   --------      --------
      Net assets--end of year...................... $760,081    $ 572,359  $333,629    $      --   $892,570      $205,760
                                                    ========    =========  ========    =========   ========      ========

--------
    *See Note 1

                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         Year ended December 31, 2003

                                                                                         American Century
                                                 INVESCO Variable    Lazard Retirement       Variable          The Alger
                                                 Investment Funds      Series, Inc.      Portfolios, Inc.    American Fund
                                              ---------------------  ----------------- --------------------  -------------
                                                                        Retirement     VP Income
                                              VIF--High   VIF--Core      Small Cap     & Growth   VP Value      Growth
                                              Yield Fund Equity Fund     Portfolio       Fund       Fund       Portfolio
                                              ---------- ----------- ----------------- --------- ----------  -------------
Net investment income:
   Ordinary dividend income..................  $ 11,456   $  4,094       $     --      $  4,107  $   10,447    $     --
   Coverage charges retained by BMA..........    (2,386)    (4,367)       (10,518)       (4,010)    (12,871)     (5,963)
                                               --------   --------       --------      --------  ----------    --------
Net investment income........................     9,070       (273)       (10,518)           97      (2,424)     (5,963)
Net realized and unrealized gain (loss) on
 investments:
   Net realized (loss) gain on investment
    transactions.............................   (11,194)    (5,736)         2,208        (4,867)     (4,741)    (31,195)
   Capital gains distribution................        --         --             --            --          --          --
   Increase in unrealized appreciation on
    investments..............................    45,696     71,878        272,997        85,586     257,472     177,211
                                               --------   --------       --------      --------  ----------    --------
Net realized and unrealized gain on
 investments.................................    34,502     66,142        275,205        80,719     252,731     146,016
                                               --------   --------       --------      --------  ----------    --------
Increase in net assets resulting from
 operations..................................    43,572     65,869        264,687        80,816     250,307     140,053
Capital share transactions:
   Deposits..................................        --        305            597            --         305       2,796
   Surrenders and death benefits.............    (7,676)    (8,373)       (74,186)       (9,795)    (45,916)    (11,247)
   Contract maintenance charges..............      (115)      (144)          (291)         (234)       (412)       (170)
   Transfers between subaccounts, including
    fixed interest account...................   (14,160)    14,943         35,073        11,931      78,950       4,534
                                               --------   --------       --------      --------  ----------    --------
(Decrease) increase in net assets resulting
 from capital share transactions.............   (21,951)     6,731        (38,807)        1,902      32,927      (4,087)
                                               --------   --------       --------      --------  ----------    --------
Increase in net assets.......................    21,621     72,600        225,880        82,718     283,234     135,966
Net assets at beginning of year..............   177,677    314,445        767,200       290,793     911,143     422,818
                                               --------   --------       --------      --------  ----------    --------
      Net assets at end of year..............  $199,298   $387,045       $993,080      $373,511  $1,194,377    $558,784
                                               ========   ========       ========      ========  ==========    ========

                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

        STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS--(Concluded)

                         Year ended December 31, 2003

                                                                   Variable Insurance     Variable Insurance  Janus Aspen
                                        The Alger American Fund       Products Fund        Products Fund II     Series
                                        ----------------------  ------------------------  ------------------ -------------
                                          MidCap     Leveraged  Fidelity VIP Fidelity VIP  Fidelity VIP II   International
                                          Growth      AllCap      Overseas      Growth        Contrafund        Growth
                                         Portfolio   Portfolio   Portfolio    Portfolio       Portfolio        Portfolio
                                        ----------   ---------  ------------ ------------ ------------------ -------------
Net investment income:
   Ordinary dividend income............ $       --   $     --     $  2,095     $    494        $    644        $  7,595
   Coverage charges retained by
    BMA................................    (15,253)    (7,369)      (5,491)      (5,438)         (2,680)         (6,186)
                                        ----------   --------     --------     --------        --------        --------
Net investment income..................    (15,253)    (7,369)      (3,396)      (4,944)         (2,036)          1,409
Net realized and unrealized gain (loss)
 on investments:
   Net realized (loss) gain on
    investment transactions............    (74,069)   (21,698)     (14,510)     (10,308)         (2,583)         12,354
   Capital gains distribution..........         --         --           --           --              --              --
   Increase in unrealized
    appreciation on investments........    583,626    192,667      179,296      138,069          55,184         215,462
                                        ----------   --------     --------     --------        --------        --------
Net realized and unrealized gain on
 investments...........................    509,557    170,969      164,786      127,761          52,601         227,816
                                        ----------   --------     --------     --------        --------        --------
Increase in net assets resulting from
 operations............................    494,304    163,600      161,390      122,817          50,565         229,225
Capital share transactions:
   Deposits............................      4,087        100          500           --           1,093           1,885
   Surrenders and death benefits.......    (36,722)    (9,716)         (95)      (5,717)         (9,565)        (25,174)
   Contract maintenance charges........       (273)      (166)        (161)        (138)           (134)           (213)
   Transfers between subaccounts,
    including fixed interest
    account............................     86,312        365       (3,416)      24,998          10,422         527,927
                                        ----------   --------     --------     --------        --------        --------
Increase (decrease) in net assets
 resulting from capital share
 transactions..........................     53,404     (9,417)      (3,172)      19,143           1,816         504,425
                                        ----------   --------     --------     --------        --------        --------
Increase in net assets.................    547,708    154,183      158,218      141,960          52,381         733,650
Net assets--beginning of year..........  1,079,321    503,505      380,688      386,045         190,635              --
                                        ----------   --------     --------     --------        --------        --------
      Net assets--end of year.......... $1,627,029   $657,688     $538,906     $528,005        $243,016        $733,650
                                        ==========   ========     ========     ========        ========        ========

                      See notes to financial statements.

                        BMA VARIABLE ANNUITY ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

                         Years ended December 31, 2004

1. Organization

   BMA Variable Annuity Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Business Men's Assurance Company of America ("BMA"). The assets of the Account are legally segregated from those of BMA. BMA is wholly owned by the Liberty Life Insurance Company whose ultimate parent is the Royal Bank of Canada ("RBC"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   The Account includes two investment products: a variable annuity and an annuity with both fixed and variable portions ("VA 2+2"), which was first offered during 2004. Both of these products also have the option of an additional death benefit. The basic death benefit is equal to the contract value or the annual reset amount. The additional death benefit option provides for an increase to the basic death benefit and includes an additional charge of 20 basis points on the contract value for the variable annuity and 25 basis points on the contract value for VA 2+2.

  Investments

   Apart from the fixed account offered by VA 2+2, the deposits of the Account are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The fixed account offers minimum interest rates that are guaranteed by BMA. Absent any other contract provisions wherein BMA contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

   Investors Mark Series Funds, Inc. ("IMSF"): Balanced, Growth and Income, Large Cap Value, Small Cap Equity, Large Cap Growth, Intermediate Fixed Income, Mid Cap Equity, Money Market, and Global Fixed Income.

   Berger Institutional Products Trust ("Berger IPT"): International Fund. Effective on or about March 24, 2003, the Berger IPT-International Products Trust was reorganized into the Janus Aspen Series International Growth Portfolio of Janus Aspen Series.

   Dreyfus Stock Index Fund.

   Dreyfus Variable Investment Fund: Disciplined Stock Portfolio.

   INVESCO Variable Investment Funds: VIF--High Yield Fund and VIF--Core Equity Fund. Effective April 30, 2004, the portfolios of INVESCO Variable Investment Funds were reorganized under AIM Variable Insurance Funds.

   Lazard Retirement Series, Inc.: Retirement Small Cap Portfolio.

   American Century Variable Portfolios, Inc.: VP Income and Growth Fund and VP Value Fund.

   The Alger American Fund: American Growth Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio.

   Variable Insurance Products Fund ("VIP"): Fidelity VIP Overseas Portfolio and Fidelity VIP Growth Portfolio.

   Variable Insurance Products Fund II ("VIP II"): Fidelity VIP II Contrafund Portfolio.

                        BMA VARIABLE ANNUITY ACCOUNT A

   Janus Aspen Series: International Growth Portfolio.

   AIM Variable Insurance Funds: AIM VI High Yield Fund and AIM VI Core Stock Fund.

  Management of the Funds

   Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual funds of IMSF are made by Investors Mark Advisors, LLC ("IMA"), which is owned by Tamarack Distributors, Inc., an affiliate of BMA whose ultimate parent is RBC. IMA has engaged Standish Mellon Asset Management Company, LLC to provide subadvisory services for the Intermediate Fixed Income Portfolio, the Mid Cap Equity Portfolio, the Money Market Portfolio, and the Global Fixed Income Portfolio. Effective July 1, 2003, The Boston Company Asset Management, LLC became subadvisor for the Mid Cap Equity Portfolio. IMA has engaged Columbia Management Advisors (formerly Stein Roe & Farnam, Incorporated) to provide subadvisory services for the Small Cap Equity Portfolio and the Large Cap Growth Portfolio. IMA has engaged David L. Babson & Co., Inc. to provide subadvisory services for the Large Cap Value Portfolio. IMA has engaged Lord Abbett to provide subadvisory services for the Growth and Income Portfolio. IMA has engaged Kornitzer Capital Management, Inc. to provide subadvisory services for the Balanced Portfolio.

2. Summary of Significant Accounting Policies

  Investment Valuation

   Investments in mutual fund shares are carried in the statement of net assets at market value based on the net asset value of the underlying mutual funds, which value their investment securities at fair value. The difference between cost and current market prices of shares owned on the day of measurement is recorded as unrealized gain or loss on investments. Realized gains and losses represent the difference between the proceeds from sales of shares of mutual funds by the Account and the cost of such shares, which is determined using the first-in, first-out method. Security transactions are accounted for on the trade date, and dividend income from the funds to the Account is recorded on the ex-dividend date and reinvested upon receipt. Capital gain distributions from the mutual funds to the Account also are recorded on the ex-dividend date and reinvested upon receipt.

  Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the operations of BMA, which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Account's net investment income or net realized gain on investments. Accordingly, no charge for income tax is currently being made to the Account. If such taxes are incurred by BMA in the future, a charge to the account may be assessed.

  Use of Estimates

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                        BMA VARIABLE ANNUITY ACCOUNT A

3. Variable Annuity Contract Charges

   The Account pays BMA certain amounts relating to the distribution and administration of the policies funded by the Account and as reimbursement for certain mortality and other risks assumed by BMA. The following summarizes those amounts:

      Coverage Charges: Mortality and expense risks assumed by BMA are compensated for by a fee equivalent to an annual rate of 1.25% and 1.75% of the average daily value of each contract for variable annuity and VA 2+2 policies, respectively. Both products also offer the option of an additional death benefit. If this option is selected, BMA is compensated by a fee equivalent to an annual rate of 1.45% and 2.00% of the average daily value of the contract for variable annuity and VA 2+2 policies, respectively. Coverage charges are recognized as a reduction in accumulation unit values.

      Contract Maintenance Charge: The Account deducts an administrative fee of $35 per year for each contract, except for certain contracts based on a minimum account value. The contract maintenance charge is recognized as a redemption of units.

      Other Charges: For variable annuity policies, transfers in excess of 12 during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract. For VA 2+2 policies, transfers in excess of 20 during the accumulation phase, and in excess of four during the income phase, during a one-year period result in a $25 transfer fee assessment against the contract. When applicable, an amount for state premium taxes is deducted as provided by pertinent state law, either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence. These charges are recognized as a redemption of units.

      Withdrawal Charge: For variable annuity policies, a contingent deferred sales charge is assessed by the Account against certain withdrawals during the first seven years of the contract, declining from 7% in the first year to 1% in the seventh year. For VA 2+2 policies, a contingent deferred sales charge is assessed by the Account against certain withdrawals during the first four years of the contract, declining from 7% in the first year to 5% in the fourth year. This charge is withheld from the proceeds of the withdrawal by BMA with the net amount being remitted to the contractholder. These charges are not recorded in the financial statements of the Account.

4. Purchases and Sales of Investments

   The cost of investments purchased and proceeds from investment securities sold by subaccount were as follows:

                                             Year ended December 31,
                                             -----------------------
                                                     2004
                                             -----------------------
                                              Cost of     Proceeds
                                             Purchases   from Sales
                                             ---------   ----------
              IMSF Balanced................. $345,097     $204,036
              IMSF Growth and Income........  279,184      232,437
              IMSF Large Cap Value..........   36,267       53,736
              IMSF Small Cap Equity.........   28,460       81,917
              IMSF Large Cap Growth.........   39,165       98,053
              IMSF Intermediate Fixed Income  348,241      434,791
              IMSF Mid Cap Equity...........   74,327      133,743
              IMSF Money Market.............  416,334      475,173
              IMSF Global Fixed Income......   67,165       28,202

                        BMA VARIABLE ANNUITY ACCOUNT A

                                                   Year ended December 31,
                                                   -----------------------
                                                           2004
                                                   -----------------------
                                                    Cost of     Proceeds
                                                   Purchases   from Sales
                                                   ----------  ----------
        Dreyfus Stock Index Fund..................     63,090      77,951
        Dreyfus Disciplined Stock Portfolio.......     15,136       5,716
        INVESCO VIF--High Yield Fund..............     36,921     216,304
        AIM VI--High Yield Fund...................    255,379      62,185
        AIM VI--Core Stock Fund...................     28,766      64,152
        Lazard Retirement Small Cap Portfolio.....     45,369     160,714
        American Century VP Income and Growth Fund     59,332      51,051
        American Century VP Value Fund............    154,370     164,936
        Alger American Growth Portfolio...........     32,708     129,377
        Alger American MidCap Growth Portfolio....     76,858     242,971
        Alger American Leveraged AllCap Portfolio.     51,896     112,083
        Fidelity VIP Overseas Portfolio...........     75,587      85,180
        Fidelity VIP Growth Portfolio.............     53,710      82,075
        Fidelity VIP II Contrafund Portfolio......     77,296      25,074
        Janus Aspen International Growth Fund.....     30,959     117,571
                                                   ----------  ----------
           Total.................................. $2,691,617  $3,339,428
                                                   ==========  ==========

5. Summary of Unit Transactions

   Account deposits and terminations, withdrawals and expense charges by units follow:

                                                         Number of Units
                                                        ----------------
                                                           Year ended
                                                          December 31,
                                                        ----------------
                                                          2004     2003
                                                        -------  -------
      IMSF Balanced:
         Beginning balance.............................  88,452   94,874
         Variable annuity deposits.....................  21,042    7,207
         Terminations, withdrawals and expense charges. (10,812) (13,629)
                                                        -------  -------
         Ending balance................................  98,682   88,452
                                                        =======  =======
      IMSF Growth and Income:
         Beginning balance............................. 164,767  161,458
         Variable annuity deposits.....................  17,886   16,954
         Terminations, withdrawals and expense charges. (13,106) (13,645)
                                                        -------  -------
         Ending balance................................ 169,547  164,767
                                                        =======  =======
      IMSF Large Cap Value:
         Beginning balance.............................  63,197   64,686
         Variable annuity deposits.....................   2,509    4,538
         Terminations, withdrawals and expense charges.  (4,146)  (6,027)
                                                        -------  -------
         Ending balance................................  61,560   63,197
                                                        =======  =======

                        BMA VARIABLE ANNUITY ACCOUNT A

                                                           Number of Units
                                                          ----------------
                                                             Year ended
                                                            December 31,
                                                          ----------------
                                                            2004     2003
                                                          -------  -------
     IMSF Small Cap Equity:
         Beginning balance...............................  47,369   51,086
         Variable annuity deposits.......................   2,596    3,120
         Terminations, withdrawals and expense charges...  (6,209)  (6,837)
                                                          -------  -------
         Ending balance..................................  43,756   47,369
                                                          =======  =======
     IMSF Large Cap Growth:
         Beginning balance...............................  54,171   49,078
         Variable annuity deposits.......................   4,389    8,396
         Terminations, withdrawals and expense charges... (10,365)  (3,303)
                                                          -------  -------
         Ending balance..................................  48,195   54,171
                                                          =======  =======
     IMSF Intermediate Fixed Income:
         Beginning balance............................... 187,311  204,126
         Variable annuity deposits.......................   7,972   30,930
         Terminations, withdrawals and expense charges... (21,201) (47,745)
                                                          -------  -------
         Ending balance.................................. 174,082  187,311
                                                          =======  =======
     IMSF Mid Cap Equity:
         Beginning balance...............................  51,469   50,310
         Variable annuity deposits.......................   1,492    4,769
         Terminations, withdrawals and expense charges...  (8,319)  (3,610)
                                                          -------  -------
         Ending balance..................................  44,642   51,469
                                                          =======  =======
     IMSF Money Market:
         Beginning balance...............................  50,655   80,435
         Variable annuity deposits.......................  38,581   19,847
         Terminations, withdrawals and expense charges... (43,662) (49,627)
                                                          -------  -------
         Ending balance..................................  45,574   50,655
                                                          =======  =======
     IMSF Global Fixed Income:
         Beginning balance...............................  26,164   24,366
         Variable annuity deposits.......................   5,597    4,097
         Terminations, withdrawals and expense charges...  (2,172)  (2,299)
                                                          -------  -------
         Ending balance..................................  29,589   26,164
                                                          =======  =======
     Berger IPT International Fund:
         Beginning Balance...............................      --   79,115
         Variable annuity deposits.......................      --    3,105
         Terminations, withdrawals and expense charges...      --  (82,220)
                                                          -------  -------
         Ending Balance..................................      --       --
                                                          =======  =======
     Dreyfus Stock Index Fund:
         Beginning balance............................... 102,157  105,844
         Variable annuity deposits.......................   3,044    6,004
         Terminations, withdrawals and expense charges...  (5,340)  (9,691)
                                                          -------  -------
         Ending balance..................................  99,861  102,157
                                                          =======  =======

                        BMA VARIABLE ANNUITY ACCOUNT A

                                                         Number of Units
                                                        ----------------
                                                           Year ended
                                                          December 31,
                                                        ----------------
                                                          2004     2003
                                                        -------  -------
      Dreyfus Disciplined Stock Portfolio:
         Beginning balance.............................  24,974   24,835
         Variable annuity deposits.....................   1,494    1,296
         Terminations, withdrawals and expense charges.    (405)  (1,157)
                                                        -------  -------
         Ending balance................................  26,063   24,974
                                                        =======  =======
      INVESCO VIF--High Yield Fund:
         Beginning balance.............................  21,207   23,143
         Variable annuity deposits.....................   1,613    9,223
         Terminations, withdrawals and expense charges. (22,820) (11,159)
                                                        -------  -------
         Ending balance................................      --   21,207
                                                        =======  =======
      AIM VI--High Yield Fund:
         Beginning balance.............................      --       --
         Variable annuity deposits.....................  25,456       --
         Terminations, withdrawals and expense charges.  (6,453)      --
                                                        -------  -------
         Ending balance................................  19,003       --
                                                        =======  =======
      AIM VI--Core Stock Fund:
         Beginning balance.............................  37,953   37,332
         Variable annuity deposits.....................   2,022    2,323
         Terminations, withdrawals and expense charges.  (5,246)  (1,702)
                                                        -------  -------
         Ending balance................................  34,729   37,953
                                                        =======  =======
      Lazard Retirement Small Cap Portfolio:
         Beginning balance.............................  62,296   65,109
         Variable annuity deposits.....................   1,501    5,603
         Terminations, withdrawals and expense charges.  (7,611)  (8,416)
                                                        -------  -------
         Ending balance................................  56,186   62,296
                                                        =======  =======
      American Century VP Income and Growth Fund:
         Beginning balance.............................  40,377   40,213
         Variable annuity deposits.....................   5,983    2,000
         Terminations, withdrawals and expense charges.  (5,039)  (1,836)
                                                        -------  -------
         Ending balance................................  41,321   40,377
                                                        =======  =======
      American Century VP Value Fund:
         Beginning balance.............................  85,405   83,027
         Variable annuity deposits.....................   7,778    9,178
         Terminations, withdrawals and expense charges.  (8,717)  (6,800)
                                                        -------  -------
         Ending balance................................  84,466   85,405
                                                        =======  =======

                        BMA VARIABLE ANNUITY ACCOUNT A

                                                         Number of Units
                                                        ----------------
                                                           Year ended
                                                          December 31,
                                                        ----------------
                                                          2004     2003
                                                        -------  -------
      Alger American Growth Portfolio:
         Beginning balance.............................  87,390   88,252
         Variable annuity deposits.....................   3,890    7,281
         Terminations, withdrawals and expense charges. (17,935)  (8,143)
                                                        -------  -------
         Ending balance................................  73,345   87,390
                                                        =======  =======
      Alger American MidCap Growth Portfolio:
         Beginning balance............................. 180,427  174,670
         Variable annuity deposits.....................   7,615   18,744
         Terminations, withdrawals and expense charges. (23,049) (12,987)
                                                        -------  -------
         Ending balance................................ 164,993  180,427
                                                        =======  =======
      Alger American Leveraged AllCap Portfolio:
         Beginning balance............................. 115,509  117,651
         Variable annuity deposits.....................   7,390    2,583
         Terminations, withdrawals and expense charges. (16,101)  (4,725)
                                                        -------  -------
         Ending balance................................ 106,798  115,509
                                                        =======  =======
      Fidelity VIP Overseas Portfolio:
         Beginning balance.............................  74,100   73,938
         Variable annuity deposits.....................  10,467    4,152
         Terminations, withdrawals and expense charges. (11,242)  (3,990)
                                                        -------  -------
         Ending balance................................  73,325   74,100
                                                        =======  =======
      Fidelity VIP Growth Portfolio:
         Beginning balance.............................  84,964   81,311
         Variable annuity deposits.....................   8,214    6,502
         Terminations, withdrawals and expense charges. (11,671)  (2,849)
                                                        -------  -------
         Ending balance................................  81,507   84,964
                                                        =======  =======
      Fidelity VIP II Contrafund Portfolio:
         Beginning balance.............................  26,385   26,204
         Variable annuity deposits.....................   8,335    2,145
         Terminations, withdrawals and expense charges.  (2,527)  (1,964)
                                                        -------  -------
         Ending balance................................  32,193   26,385
                                                        =======  =======
      Janus Aspen International Growth Fund:
         Beginning balance.............................  50,761       --
         Variable annuity deposits.....................   1,430   57,296
         Terminations, withdrawals and expense charges.  (6,878)  (6,535)
                                                        -------  -------
         Ending balance................................  45,313   50,761
                                                        =======  =======

                        BMA VARIABLE ANNUITY ACCOUNT A

6. Unit Fair Value

   The Company sells two different products which have unique combinations of features and fees that are charged against the contract owner's account balance. In addition, both products offer the option of an additional death benefit option. Differences in the fee structures result in four different unit values, expense ratios and total returns. Unit value information and financial ratios for each subaccount are as follows:

                                                                         Investment
                                                       Unit                Income     Total
                                                Units  Value  Net Assets   Ratio*   Return***
                                               ------- ------ ---------- ---------- ---------
Year ended December 31, 2004
Clarity Variable Annuity
1.25% Expense Ratio**
   IMSF Balanced..............................  81,557 $14.95 $1,219,083    1.89%     18.84%
   IMSF Growth and Income..................... 164,087  15.77  2,587,825    0.02%     11.21%
   IMSF Large Cap Value.......................  50,495  12.68    640,073    1.52%     14.34%
   IMSF Small Cap Equity......................  42,241  12.74    537,937    0.00%      9.54%
   IMSF Large Cap Growth......................  47,813   9.48    453,362    0.00%     -3.17%
   IMSF Intermediate Fixed Income............. 148,593  13.58  2,017,365    3.77%      3.19%
   IMSF Mid Cap Equity........................  43,901  17.13    752,130    0.05%     15.43%
   IMSF Money Market..........................  38,731  11.40    441,520    0.81%     -0.44%
   IMSF Global Fixed Income...................  23,428  13.26    310,533    0.00%      2.47%
   Dreyfus Stock Index Fund...................  81,370   9.81    798,593    1.81%      9.24%
   Dreyfus Disciplined Stock Portfolio........  23,476   8.92    209,309    1.40%      6.57%
   AIM VI--High Yield Fund....................  16,794  10.76    180,726    2.92%      5.28%
   AIM VI--Core Stock Fund....................  34,729  10.50    364,590    0.90%      2.94%
   Lazard Retirement Small Cap Portfolio......  52,760  18.15    957,578    0.00%     13.44%
   American Century VP Income and Growth
     Fund.....................................  36,063  10.55    380,621    1.32%     11.52%
   American Century VP Value Fund.............  79,064  15.77  1,247,050    0.98%     12.88%
   Alger American Growth Portfolio............  60,021   6.67    400,283    0.00%      4.22%
   Alger American MidCap Growth Portfolio..... 156,783  10.07  1,578,852    0.00%     11.64%
   Alger American Leveraged AllCap Portfolio.. 104,432   6.08    635,449    0.00%      6.67%
   Fidelity VIP Overseas Portfolio............  70,031   8.14    570,089    1.04%     11.97%
   Fidelity VIP Growth Portfolio..............  80,590   6.33    510,082    0.14%      1.77%
   Fidelity VIP II Contrafund Portfolio.......  31,383  10.48    328,769    0.19%     13.79%
   Janus Aspen International Growth Portfolio.  43,667  16.98    741,462    0.90%     17.51%
1.45% Expense Ratio**
   IMSF Balanced..............................  15,513  14.84    230,210    1.89%     18.53%
   IMSF Growth and Income.....................   5,167  12.22     63,147    0.02%     10.99%
   IMSF Large Cap Value.......................  11,049  12.59    139,107    1.52%     14.14%
   IMSF Small Cap Equity......................   1,515   9.80     14,853    0.00%      9.25%
   IMSF Large Cap Growth......................     382   5.49      2,096    0.00%     -3.35%
   IMSF Intermediate Fixed Income.............  16,820  13.03    219,221    3.77%      2.92%
   IMSF Mid Cap Equity........................     741  15.76     11,684    0.05%     15.20%
   IMSF Money Market..........................   6,843  10.52     72,002    0.81%     -0.66%
   IMSF Global Fixed Income...................   5,611  12.36     69,378    0.00%      2.15%
   Dreyfus Stock Index Fund...................  16,843   8.17    137,596    1.81%      9.08%
   Dreyfus Disciplined Stock Portfolio........   2,587   7.56     19,551    1.40%      6.33%

                        BMA VARIABLE ANNUITY ACCOUNT A

                                                                        Investment
                                                      Unit                Income     Total
                                               Units  Value  Net Assets   Ratio*   Return***
                                               ------ ------ ---------- ---------- ---------
1.45% Expense Ratio** (Continued)
   AIM VI--High Yield Fund....................  2,192 $10.75  $23,555      2.92%      5.22%
   AIM VI--Core Stock Fund....................     --   9.18       --      0.90%      2.80%
   Lazard Retirement Small Cap Portfolio......  2,983  17.33   51,710      0.00%     13.19%
   American Century VP Income and Growth Fund.  5,225   8.98   46,907      1.32%     11.41%
   American Century VP Value Fund.............  4,957  15.97   79,158      0.98%     12.70%
   Alger American Growth Portfolio............ 13,324   6.61   88,064      0.00%      3.93%
   Alger American MidCap Growth Portfolio.....  8,210   9.98   81,937      0.00%     11.38%
   Alger American Leveraged AllCap Portfolio..  2,366   6.03   14,268      0.00%      6.73%
   Fidelity VIP Overseas Portfolio............  3,000   8.07   24,206      1.04%     11.77%
   Fidelity VIP Growth Portfolio..............    452   6.27    2,835      0.14%      1.62%
   Fidelity VIP II Contrafund Portfolio.......    810  10.38    8,410      0.19%     13.44%
   Janus Aspen International Growth Portfolio.  1,646  16.92   27,855      0.90%     17.26%
Year ended December 31, 2004
Clarity 2+2 Variable Annuity
1.75% Expense Ratio**
   IMSF Balanced..............................  1,612  10.89   17,575      1.89%      5.04%
   IMSF Growth and Income.....................     --  11.01       --      0.02%      5.72%
   IMSF Large Cap Value.......................     16  11.33      183      1.52%      7.54%
   IMSF Small Cap Equity......................     --  10.78       --      0.00%      4.42%
   IMSF Large Cap Growth......................     --   9.95       --      0.00%     -0.28%
   IMSF Intermediate Fixed Income.............  7,929  10.40   82,584      3.77%      2.27%
   IMSF Mid Cap Equity........................     --  11.19       --      0.05%      6.74%
   IMSF Money Market..........................     --   9.95       --      0.81%     -0.28%
   IMSF Global Fixed Income...................    249  10.28    2,568      0.00%      1.59%
   Dreyfus Stock Index Fund...................  1,648  10.76   17,766      1.81%      4.31%
   Dreyfus Disciplined Stock Portfolio........     --  10.71       --      1.40%      4.02%
   AIM VI--High Yield Fund....................     17  11.00      183      2.92%      5.67%
   AIM VI--Core Stock Fund....................     --  10.48       --      0.90%      2.72%
   Lazard Retirement Small Cap Portfolio......     --  11.13       --      0.00%      6.40%
   American Century VP Income and Growth Fund.     33  10.95      365      1.32%      5.38%
   American Century VP Value Fund.............     --  10.87       --      0.98%      4.93%
   Alger American Growth Portfolio............     --  11.05       --      0.00%      5.95%
   Alger American MidCap Growth Portfolio.....     --  10.35       --      0.00%      1.98%
   Alger American Leveraged AllCap Portfolio..     --  10.36       --      0.00%      2.04%
   Fidelity VIP Overseas Portfolio............     --  11.22       --      1.04%      6.91%
   Fidelity VIP Growth Portfolio..............     --  10.28       --      0.14%      1.59%
   Fidelity VIP II Contrafund Portfolio.......     --  10.95       --      0.19%      5.38%
   Janus Aspen International Growth Portfolio.     --  12.05       --      0.90%     11.62%
2.00% Expense Ratio**
   IMSF Balanced..............................     --  10.90       --      1.89%      5.10%
   IMSF Growth and Income.....................    293  11.02    3,230      0.02%      5.78%
   IMSF Large Cap Value.......................     --  11.34       --      1.52%      7.59%
   IMSF Small Cap Equity......................     --  10.80       --      0.00%      4.53%

                        BMA VARIABLE ANNUITY ACCOUNT A

                                                                         Investment
                                                       Unit                Income     Total
                                                Units  Value  Net Assets   Ratio*   Return***
                                               ------- ------ ---------- ---------- ---------
2.00% Expense Ratio** (Continued)
   IMSF Large Cap Growth......................      -- $ 9.96 $       --    0.00%     -0.23%
   IMSF Intermediate Fixed Income.............     740  10.42      7,695    3.77%      2.38%
   IMSF Mid Cap Equity........................      --  11.21         --    0.05%      6.86%
   IMSF Money Market..........................      --   9.96         --    0.81%     -0.23%
   IMSF Global Fixed Income...................     301  10.30      3,095    0.00%      1.70%
   Dreyfus Stock Index Fund...................      --  10.78         --    1.81%      4.42%
   Dreyfus Disciplined Stock Portfolio........      --  10.73         --    1.40%      4.14%
   AIM VI--High Yield Fund....................      --  11.01         --    2.92%      5.72%
   AIM VI--Core Stock Fund....................      --  10.50         --    0.90%      2.83%
   Lazard Retirement Small Cap Portfolio......     443  11.15      4,935    0.00%      6.52%
   American Century VP Income and Growth
     Fund.....................................      --  10.96         --    1.32%      5.44%
   American Century VP Value Fund.............     445  10.88      4,840    0.98%      4.99%
   Alger American Growth Portfolio............      --  11.07         --    0.00%      6.06%
   Alger American MidCap Growth Portfolio.....      --  10.37         --    0.00%      2.10%
   Alger American Leveraged AllCap Portfolio..      --  10.37         --    0.00%      2.10%
   Fidelity VIP Overseas Portfolio............     294  11.24      3,299    1.04%      7.03%
   Fidelity VIP Growth Portfolio..............     465  10.29      4,780    0.14%      1.64%
   Fidelity VIP II Contrafund Portfolio.......      --  10.97         --    0.19%      5.50%
   Janus Aspen International Growth Portfolio.      --  12.06         --    0.90%     11.67%
Year ended December 31, 2003
Clarity Variable Annuity
1.25% Expense Ratio**
   IMSF Balanced..............................  80,421  12.58  1,011,891    2.35%     34.88%
   IMSF Growth and Income..................... 156,606  14.18  2,221,063    0.93%     30.19%
   IMSF Large Cap Value.......................  50,933  11.09    564,714    1.32%     22.05%
   IMSF Small Cap Equity......................  45,851  11.63    533,368    0.00%     42.12%
   IMSF Large Cap Growth......................  52,691   9.79    516,015    0.12%     25.33%
   IMSF Intermediate Fixed Income............. 158,900  13.16  2,090,466    3.90%      3.79%
   IMSF Mid Cap Equity........................  48,438  14.84    718,627    0.17%     33.91%
   IMSF Money Market..........................  42,006  11.45    480,808    0.63%     -0.57%
   IMSF Global Fixed Income...................  20,267  12.94    262,303    0.00%      3.54%
   Dreyfus Stock Index Fund...................  85,364   8.98    766,759    1.58%     26.77%
   Dreyfus Disciplined Stock Portfolio........  22,385   8.37    187,356    0.92%     22.00%
   INVESCO VIF--High Yield Fund...............  18,365   9.50    174,427    5.79%     23.49%
   INVESCO VIF--Core Equity Fund..............  37,953  10.20    387,045    1.28%     21.08%
   Lazard Retirement Small Cap Portfolio......  57,261  16.00    916,001    0.00%     35.52%
   American Century VP Income and Growth Fund.  34,362   9.46    325,015    1.38%     27.74%
   American Century VP Value Fund.............  78,882  13.97  1,101,932    1.14%     27.36%
   Alger American Growth Portfolio............  73,391   6.40    469,796    0.00%     33.48%
   Alger American MidCap Growth Portfolio..... 171,879   9.02  1,550,457    0.00%     45.95%
   Alger American Leveraged AllCap Portfolio.. 111,414   5.70    634,531    0.00%     33.05%
   Fidelity VIP Overseas Portfolio............  71,226   7.27    518,145    0.53%     41.26%

                        BMA VARIABLE ANNUITY ACCOUNT A

                                                                         Investment
                                                       Unit                Income     Total
                                                Units  Value  Net Assets   Ratio*   Return***
                                               ------- ------ ---------- ---------- ---------
1.25% Expense Ratio** (Continued)
   Fidelity VIP Growth Portfolio..............  83,685 $ 6.22 $  520,108    0.12%     30.89%
   Fidelity VIP II Contrafund Portfolio.......  25,801   9.21    237,674    0.33%     26.61%
   Janus Aspen International Growth Portfolio.  46,792  14.45    676,370    1.16%     33.41%
Year Ended December 31, 2003
Clarity Variable Annuity
1.45% Expense Ratio**
   IMSF Balanced..............................   8,031  12.52    100,517    2.35%     34.61%
   IMSF Growth and Income.....................   8,161  11.01     89,875    0.93%     29.93%
   IMSF Large Cap Value.......................  12,264  11.03    135,318    1.32%     21.81%
   IMSF Small Cap Equity......................   1,518   8.97     13,619    0.00%     41.84%
   IMSF Large Cap Growth......................   1,480   5.68      8,411    0.12%     25.08%
   IMSF Intermediate Fixed Income.............  28,411  12.66    359,542    3.90%      3.59%
   IMSF Mid Cap Equity........................   3,031  13.68     41,455    0.17%     33.64%
   IMSF Money Market..........................   8,649  10.59     91,551    0.63%     -0.77%
   IMSF Global Fixed Income...................   5,897  12.10     71,326    0.00%      3.33%
   Dreyfus Stock Index Fund...................  16,793   7.49    125,811    1.58%     26.51%
   Dreyfus Disciplined Stock Portfolio........   2,589   7.11     18,404    0.92%     21.75%
   INVESCO VIF--High Yield Fund...............   2,842   8.75     24,871    5.79%     23.24%
   INVESCO VIF--Core Equity Fund..............      --     --         --     N/A      20.84%
   Lazard Retirement Small Cap Portfolio......   5,035  15.31     77,079    0.00%     35.24%
   American Century VP Income and Growth
     Fund.....................................   6,015   8.06     48,496    1.38%     27.49%
   American Century VP Value Fund.............   6,523  14.17     92,445    1.14%     27.10%
   Alger American Growth Portfolio............  13,999   6.36     88,988    0.00%     33.21%
   Alger American MidCap Growth Portfolio.....   8,548   8.96     76,572    0.00%     45.66%
   Alger American Leveraged AllCap Portfolio..   4,095   5.65     23,157    0.00%     32.78%
   Fidelity VIP Overseas Portfolio............   2,874   7.22     20,761    0.53%     40.98%
   Fidelity VIP Growth Portfolio..............   1,279   6.17      7,897    0.12%     30.63%
   Fidelity VIP II Contrafund Portfolio.......     584   9.15      5,342    0.33%     26.35%
   Janus Aspen International Growth Portfolio.   3,969  14.43     57,280    1.16%     33.24%
Year ended December 31, 2002
Clarity Variable Annuity
1.25% Expense Ratio**
   IMSF Balanced..............................  89,673   9.33    836,465    2.67%    -14.55%
   IMSF Growth and Income..................... 154,821  10.90  1,686,861    0.70%    -19.31%
   IMSF Large Cap Value.......................  52,135   9.09    473,686    0.93%    -12.72%
   IMSF Small Cap Equity......................  49,038   8.18    401,376    0.00%    -25.72%
   IMSF Large Cap Growth......................  47,511   7.81    371,229    0.00%    -29.37%
   IMSF Intermediate Fixed Income............. 190,416  12.68  2,413,527    4.47%      6.12%
   IMSF Mid Cap Equity........................  48,503  11.08    537,410    0.22%    -14.58%
   IMSF Money Market..........................  47,974  11.51    552,283    1.55%      0.21%
   IMSF Global Fixed Income...................  21,144  12.50    264,302    2.03%      5.64%
   Berger IPT International...................  69,441   8.38    581,702    3.41%    -22.29%

                        BMA VARIABLE ANNUITY ACCOUNT A

                                                                        Investment
                                                      Unit                Income     Total
                                               Units  Value  Net Assets   Ratio*   Return***
                                              ------- ------ ---------- ---------- ---------
1.25% Expense Ratio** (Continued)
   Dreyfus Stock Index Fund..................  89,135 $ 7.09 $  631,558    1.38%    -23.32%
   Dreyfus Disciplined Stock Portfolio.......  22,311   6.86    153,071    0.72%    -23.57%
   INVESCO VIF High Yield Portfolio..........  22,583   7.69    173,704   11.09%     -2.53%
   INVESCO VIF Core Equity Portfolio.........  37,332   8.42    314,445    1.51%    -20.11%
   Lazard Retirement Small Cap Portfolio.....  62,297  11.80    735,376    0.00%    -18.70%
   American Century VP Income and Growth.....  33,781   7.40    250,118    1.09%    -20.37%
   American Century VP Value.................  80,501  10.97    882,974    0.62%    -13.71%
   Alger American Growth Portfolio...........  71,614   4.80    343,428    0.04%    -33.82%
   Alger American MidCap Growth Portfolio.... 168,723   6.18  1,042,753    0.00%    -30.42%
   Alger American Leveraged AllCap Portfolio. 113,606   4.28    486,278    0.01%    -34.73%
   Fidelity VIP Overseas Portfolio...........  70,996   5.15    365,610    0.70%    -21.45%
   Fidelity VIP Growth Portfolio.............  80,094   4.75    380,294    0.10%    -31.17%
   Fidelity VIP II Contrafund Portfolio......  25,619   7.28    186,399    0.57%    -10.72%
1.45% Expense Ratio**
   IMSF Balanced.............................   5,201   9.30     48,356    2.67%    -14.73%
   IMSF Growth and Income....................   6,637   8.48     56,263    0.70%    -19.47%
   IMSF Large Cap Value......................  12,551   9.06    113,719    0.93%    -12.89%
   IMSF Small Cap Equity.....................   2,048   6.33     12,955    0.00%    -25.87%
   IMSF Large Cap Growth.....................   1,567   4.54      7,118    0.00%    -29.51%
   IMSF Intermediate Fixed Income............  13,710  12.22    167,489    4.47%      5.90%
   IMSF Mid Cap Equity.......................   1,807  10.24     18,498    0.22%    -14.76%
   IMSF Money Market.........................  32,461  10.67    346,282    1.55%      0.01%
   IMSF Global Fixed Income..................   3,222  11.71     37,723    2.03%      5.43%
   Berger IPT International..................   9,674   5.40     52,200    3.41%    -22.44%
   Dreyfus Stock Index Fund..................  16,709   5.92     98,943    1.38%    -23.48%
   Dreyfus Disciplined Stock Portfolio.......   2,524   5.84     14,738    0.72%    -23.72%
   INVESCO VIF High Yield Portfolio..........     560   7.09      3,973   11.09%     -2.72%
   INVESCO VIF Core Equity Portfolio.........      --     --         --    1.51%    -20.27%
   Lazard Retirement Small Cap Portfolio.....   2,812  11.32     31,824    0.00%    -18.87%
   American Century VP Income and Growth.....   6,432   6.32     40,676    1.09%    -20.53%
   American Century VP Value.................   2,526  11.15     28,169    0.62%    -13.88%
   Alger American Growth Portfolio...........  16,638   4.77     79,390    0.04%    -33.95%
   Alger American MidCap Growth Portfolio....   5,947   6.15     36,568    0.00%    -30.55%
   Alger American Leveraged AllCap Portfolio.   4,045   4.26     17,227    0.01%    -34.86%
   Fidelity VIP Overseas Portfolio...........   2,942   5.13     15,078    0.70%    -21.61%
   Fidelity VIP Growth Portfolio.............   1,217   4.73      5,751    0.10%    -31.30%
   Fidelity VIP II Contrafund Portfolio......     585   7.24      4,236    0.57%    -10.90%
Year ended December 31, 2001
Clarity Variable Annuity
1.25% Expense Ratio**
   IMSF Balanced.............................  65,184  10.92    711,646    3.52%      2.25%
   IMSF Growth and Income.................... 120,916  13.50  1,632,269    0.62%      7.74%
   IMSF Large Cap Value......................  53,464  10.41    556,427    1.32%      2.81%

                        BMA VARIABLE ANNUITY ACCOUNT A

                                                                        Investment
                                                      Unit                Income     Total
                                               Units  Value  Net Assets   Ratio*   Return***
                                              ------- ------ ---------- ---------- ---------
1.25% Expense Ratio** (Continued)
   IMSF Small Cap Equity.....................  59,776 $11.02 $  658,767    0.00%     10.84%
   IMSF Large Cap Growth.....................  50,011  11.06    553,277    0.00%     25.50%
   IMSF Intermediate Fixed Income............ 150,064  11.94  1,792,439    7.71%      5.88%
   IMSF Mid Cap Equity.......................  48,414  12.97    627,978    0.26%     -3.91%
   IMSF Money Market.........................  32,435  11.50    372,840    3.21%      2.48%
   IMSF Global Fixed Income..................  23,053  11.83    272,800    4.70%      3.10%
   Berger IPT International..................  64,713  10.78    697,548    1.08%     21.26%
   Dreyfus Stock Index Fund..................  76,710   9.24    708,892    1.15%     13.27%
   Dreyfus Disciplined Stock Portfolio.......  15,005   8.98    134,703    0.49%     14.35%
   INVESCO VIF High Yield Portfolio..........  15,924   7.89    125,652    0.00%     15.99%
   INVESCO VIF Core Equity Portfolio.........  36,255  10.54    382,273    0.00%     10.10%
   Lazard Retirement Small Cap Portfolio.....  19,568  14.52    284,118    0.10%     17.15%
   American Century VP Income and Growth.....  38,180   9.30    355,021    0.83%     -9.49%
   American Century VP Value.................  49,334  12.71    627,075    0.78%     11.42%
   Alger American Growth Portfolio...........  60,561   7.25    438,873    0.20%     12.91%
   Alger American MidCap Growth Portfolio.... 111,490   8.88    990,265    0.00%      7.68%
   Alger American Leveraged AllCap Portfolio.  99,924   6.56    655,332    0.00%     16.97%
   Fidelity VIP Overseas Portfolio...........  58,147   6.56    381,188    4.08%     22.17%
   Fidelity VIP Growth Portfolio.............  45,927   6.90    316,786    0.06%     18.88%
   Fidelity VIP II Contrafund Portfolio......  19,807   8.15    161,433    0.61%     13.54%
Year ended December 31, 2001
Clarity Variable Annuity
1.45% Expense Ratio**
   IMSF Balanced.............................   5,020  10.90     54,738    3.52%      2.05%
   IMSF Growth and Income....................   6,915  10.52     72,773    0.62%     -7.92%
   IMSF Large Cap Value......................  12,145  10.40    126,298    1.32%     -3.01%
   IMSF Small Cap Equity.....................   2,052   8.53     17,510    0.00%    -11.02%
   IMSF Large Cap Growth.....................     809   6.45      5,215    0.00%     25.65%
   IMSF Intermediate Fixed Income............  34,462  11.54    397,550    7.71%      5.67%
   IMSF Mid Cap Equity.......................   2,916  12.01     35,011    0.26%     -4.10%
   IMSF Money Market.........................  31,773  10.67    339,110    3.21%      2.28%
   IMSF Global Fixed Income..................   3,533  11.10     39,228    4.70%      2.92%
   Berger IPT International..................   8,730   6.96     60,733    1.08%    -21.42%
   Dreyfus Stock Index Fund..................  17,566   7.74    135,940    1.15%    -13.44%
   Dreyfus Disciplined Stock Portfolio.......   2,567   7.65     19,649    0.49%    -14.52%
   INVESCO VIF High Yield Portfolio..........     418   7.30      3,051    0.00%    -16.15%
   INVESCO VIF Core Equity Portfolio.........     309   9.27      2,865    0.00%    -10.28%
   Lazard Retirement Small Cap Portfolio.....   3,542  13.95     49,408    0.10%     16.91%
   American Century VP Income and Growth.....   6,113   7.96     48,643    0.83%     -9.67%
   American Century VP Value.................   2,511  12.95     32,511    0.78%     11.20%
   Alger American Growth Portfolio...........  11,706   7.23     84,578    0.20%    -13.08%
   Alger American MidCap Growth Portfolio....   4,434   8.86     39,266    0.00%     -7.87%

                        BMA VARIABLE ANNUITY ACCOUNT A

                                                                     Investment
                                                    Unit               Income     Total
                                              Units Value Net Assets   Ratio*   Return***
                                              ----- ----- ---------- ---------- ---------
1.45% Expense Ratio** (Continued)
   Alger American Leveraged AllCap Portfolio. 2,757 $6.54  $18,027      0.00%    -17.14%
   Fidelity VIP Overseas Portfolio........... 2,206  6.54   14,419      4.08%    -22.32%
   Fidelity VIP Growth Portfolio............. 1,320  6.88    9,078      0.06%    -19.04%
   Fidelity VIP II Contrafund Portfolio...... 1,068  8.13    8,679      0.61%    -13.71%

--------
  *These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
 **These ratios represent the annualized contract expenses of the separate account, which consists of the coverage charge. The ratios include only those expense that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
***These amounts represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable. See Note 1.

                  Business Men's Assurance Company of America

              Consolidated Financial Statements as of and for the
                 Years Ended December 31, 2004, 2003 and 2002,
          and Report of Independent Registered Public Accounting Firm

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                               TABLE OF CONTENTS

                                                                                                  Page
                                                                                                ---------
Report of Independent Registered Public Accounting Firm........................................   F-1-F-2
Consolidated Financial Statements as of and for the Years Ended December 31, 2004, 2003 and
  2002:
 Consolidated Balance Sheets as of December 31, 2004 and December 31, 2003.....................   F-3-F-4
 Consolidated Statements of Income (Loss) for the year ended December 31, 2004, the period from
   May 1, 2003 to December 31, 2003, the period from January 1, 2003 to April 30, 2003
   (Predecessor Basis) and the year ended December 31, 2002 (Predecessor Basis)................       F-5
 Consolidated Statements of Comprehensive Income (Loss) for the year ended December 31,
   2004, the period from May 1, 2003 to December 31, 2003, the period from January 1, 2003 to April 30, 2003 (Predecessor Basis) and the year ended December 31, 2002
   (Predecessor Basis).........................................................................       F-6
 Consolidated Statements of Stockholder's Equity for the year ended December 31, 2004, the period from May 1, 2003 to December 31, 2003, the period from January 1, 2003 to April 30,
   2003 (Predecessor Basis) and the year ended December 31, 2002 (Predecessor Basis)...........       F-7
 Consolidated Statements of Cash Flows for the year ended December 31, 2004, the period from
   May 1, 2003 to December 31, 2003, the period from January 1, 2003 to April 30, 2003
   (Predecessor Basis) and the year ended December 31, 2002 (Predecessor Basis)................  F-8-F-10
 Notes to Consolidated Financial Statements for the year ended December 31, 2004, the period from May 1, 2003 to December 31, 2003, the period from January 1, 2003 to April 30, 2003
   (Predecessor Basis) and the year ended December 31, 2002 (Predecessor Basis)................ F-11-F-36

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholder of
Business Men's Assurance Company of America

   We have audited the accompanying consolidated balance sheets of Business Men's Assurance Company of America as of December 31, 2004 and 2003 and the related consolidated statements of income (loss), comprehensive income (loss), stockholder's equity and cash flows for the year ended December 31, 2004 (Successor Company Operations), and the periods from May 1, 2003 through December 31, 2003 (Successor Company operations), and January 1, 2003 through April 30, 2003 (Predecessor Company operations). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such 2004 and 2003 financial statements referred to above present fairly, in all material respects, the financial position of Business Men's Assurance Company of America as of December 31, 2004 and 2003, and the results of their operations and their cash flows for the year ended December 31, 2004 and for the periods from January 1, 2003 through April 30, 2003 and May 1, 2003 through December 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

   As more fully discussed in Note 1 to the consolidated financial statements, the Predecessor Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the period prior to the acquisition and, therefore, are not directly comparable.

/s/ Deloitte & Touche, LLP

Greenville, South Carolina
April 25, 2005

            Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder
Business Men's Assurance Company of America

   In our opinion, the consolidated statements of income (loss), comprehensive income (loss), stockholder's equity and cash flows for the year ended December 31, 2002 present fairly, in all material respects, the results of operations and cash flows of Business Men's Assurance Company of America and its subsidiaries (the Company) for the year ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Kansas City, Missouri
February 14, 2003

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                          CONSOLIDATED BALANCE SHEETS

                          December 31, 2004 and 2003
                                (In Thousands)

                                                                                         2004       2003
                                                                                      ---------- ----------
ASSETS:
   Investments (Note 3):
       Securities available-for-sale, at fair value:
          Fixed maturities (amortized cost--$1,512,443 in 2004 and $1,302,324 in 2003)................................................................. $1,519,776 $1,295,979
          Equity securities (cost--$14,979 in 2004 and $18,524 in 2003)..............     18,331     22,412
       Mortgage loans on real estate.................................................    411,597    442,591
       Policy loans..................................................................     50,073     50,860
       Short-term investments........................................................     96,040     97,448
       Other (Note 8)................................................................     27,713     26,282
                                                                                      ---------- ----------
              Total investments......................................................  2,123,530  1,935,572
   Cash..............................................................................      8,349      4,053
   Accrued investment income.........................................................     16,053     14,169
   Premium and other receivables.....................................................      3,051     17,992
   Current income taxes receivable (Note 7)..........................................      4,536     20,007
   Deferred income taxes (Note 7)....................................................         --      7,054
   Value of business acquired........................................................     38,285     43,672
   Deferred policy acquisition costs.................................................     44,069     13,620
   Property, equipment and software (Note 6).........................................        443        552
   Reinsurance recoverables:
       Paid and unpaid benefits ceded................................................      8,011      6,568
       Future policyholder benefits ceded............................................    122,772    139,115
   Other assets......................................................................     73,338     39,892
   Assets held in separate accounts (Note 1).........................................     29,612     94,783
                                                                                      ---------- ----------
TOTAL ASSETS......................................................................... $2,472,049 $2,337,049
                                                                                      ========== ==========

                                                                    (Continued)

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                          CONSOLIDATED BALANCE SHEETS

                          December 31, 2004 and 2003
                       (In Thousands, Except Share Data)

                                                                                            2004       2003
                                                                                         ---------- ----------
LIABILITIES AND STOCKHOLDER'S EQUITY
   Liabilities:
       Future policy benefits:
          Life and annuity (Note 4)..................................................... $1,849,536 $1,608,016
          Health........................................................................     39,466     43,202
       Contract account balances (Note 4)...............................................    138,618    230,296
       Policy and contract claims.......................................................     10,388     12,757
       Other policyholder funds.........................................................     10,039      9,390
       Deferred income taxes (Note 7)...................................................        685         --
       Payable to affiliate (Note 10)...................................................      1,706      1,377
       Other liabilities (Note 8).......................................................    118,911     88,004
       Liabilities related to separate accounts (Note 4)................................     29,612     94,783
                                                                                         ---------- ----------
              Total liabilities.........................................................  2,198,961  2,087,825

   Commitments and contingencies (Note 5)

   Stockholder's equity (Notes 2 and 11):
       Preferred stock of $1 par value per share; authorized 3,000,000 shares, none
         issued and outstanding.........................................................         --         --
       Common stock of $1 par value per share; authorized 24,000,000 shares,
         5,114,112 shares issued and outstanding at December 31, 2004 and
         2003...........................................................................      5,114      5,114
       Paid-in capital..................................................................    255,572    255,572
       Accumulated other comprehensive income (loss)....................................      8,204     (2,874)
       Retained earnings (deficit)......................................................      4,198     (8,588)
                                                                                         ---------- ----------
              Total stockholder's equity................................................    273,088    249,224
                                                                                         ---------- ----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY.............................................. $2,472,049 $2,337,049
                                                                                         ========== ==========

                                                                    (Concluded)


                See notes to consolidated financial statements.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                   CONSOLIDATED STATEMENTS OF INCOME (LOSS)

                     For the Year ended December 31, 2004,
                 Period from May 1, 2003 to December 31, 2003,
                 Period from January 1, 2003 to April 30, 2003
                      (Predecessor Basis), and Year ended
                     December 31, 2002 (Predecessor Basis)
                                (In Thousands)

                                                                                    Predecessor Basis
                                                                                ------------------------
                                                                   May 1, 2003  January 1, 2003
                                                                        to            to
                                                                   December 31,    April 30,
                                                           2004        2003          2003         2002
                                                         --------  ------------ --------------- --------
REVENUES:
   Premiums:
       Life and annuity premiums (Note 9)............... $ 20,344    $  9,263      $ 86,480     $254,864
       Health premiums (Note 9).........................       --          --         2,337        6,254
   Other insurance considerations.......................   21,764      14,814         7,669       29,229
   Net investment income (Note 3).......................   97,556      57,325        45,293      156,846
   Realized (losses) gains, net (Note 3)................     (117)        462        10,504      (10,095)
   Other income.........................................       79          29         8,266       20,049
                                                         --------    --------      --------     --------
          Total revenues................................  139,626      81,893       160,549      457,147
                                                         --------    --------      --------     --------
BENEFITS AND EXPENSES:
   Life and annuity benefits............................   41,992      31,378        62,305      158,368
   Health benefits......................................       --          --           602        2,035
   Increase in policy liabilities including interest
     credited to account balances.......................   51,684      34,993        42,381      139,925
   Commissions..........................................   31,779      15,817        33,271      102,184
   Increase in deferred policy acquisition costs........  (29,698)    (14,563)       (9,599)     (37,646)
   Amortization of value of business acquired...........    5,387       2,644            --           --
   Taxes, licenses and fees.............................      403       1,165         1,343        1,363
   Other operating costs and expenses...................   20,537      23,650        23,267       69,209
                                                         --------    --------      --------     --------
          Total benefits and expenses...................  122,084      95,084       153,570      435,438
                                                         --------    --------      --------     --------
INCOME (LOSS) FROM CONTINUING OPERATIONS
  BEFORE INCOME TAX EXPENSE.............................   17,542     (13,191)        6,979       21,709
INCOME TAX EXPENSE (BENEFIT) (Note 7)...................    4,756      (4,603)          764        8,062
                                                         --------    --------      --------     --------
INCOME (LOSS) FROM CONTINUING
  OPERATIONS............................................   12,786      (8,588)        6,215       13,647
DISCONTINUED OPERATIONS (Note 12):
   (Loss) gain from discontinued operations, net of
     income tax (benefit) expense of ($205) in 2003 and
     $259 in 2002.......................................       --          --          (380)         480
   Gain on disposal of discontinued segment, net of
     income tax expense of $175 in 2002.................       --          --            --          325
                                                         --------    --------      --------     --------
       (Loss) income from discontinued operations.......       --          --          (380)         805
                                                         --------    --------      --------     --------
NET INCOME (LOSS)....................................... $ 12,786    $ (8,588)     $  5,835     $ 14,452
                                                         ========    ========      ========     ========

                See notes to consolidated financial statements.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                     For the Year ended December 31, 2004,
                 Period from May 1, 2003 to December 31, 2003,
      Period from January 1, 2003 to April 30, 2003 (Predecessor Basis), and Year ended December 31, 2002 (Predecessor Basis)
                                (In Thousands)

                                                                                  Predecessor Basis
                                                                              ------------------------
                                                                 May 1, 2003  January 1, 2003
                                                                      to            to
                                                                 December 31,    April 30,
                                                          2004       2003          2003         2002
                                                        -------  ------------ --------------- --------
NET INCOME (LOSS)...................................... $12,786    $ (8,588)      $ 5,835     $ 14,452
                                                        -------    --------       -------     --------
OTHER COMPREHENSIVE INCOME:
Unrealized holding gains (losses) arising during period  15,070      (3,216)        1,247       36,804
Less realized (gains) losses included in net income....    (117)       (462)       10,396      (10,510)
                                                        -------    --------       -------     --------
   Net unrealized gains (losses).......................  15,187      (2,754)       (9,149)      47,314
MINIMUM PENSION LIABILITY..............................    (206)       (723)           --           --
EFFECT ON DEFERRED POLICY ACQUISITION
  COSTS................................................     751        (944)       (2,246)     (10,614)
EFFECT ON UNEARNED REVENUE RESERVE.....................      --          --           (59)         457
RELATED DEFERRED INCOME TAXES..........................  (4,654)      1,547         4,009      (13,005)
                                                        -------    --------       -------     --------
OTHER COMPREHENSIVE INCOME (LOSS)......................  11,078      (2,874)       (7,445)      24,152
                                                        -------    --------       -------     --------
COMPREHENSIVE INCOME (LOSS)............................ $23,864    $(11,462)      $(1,610)    $ 38,604
                                                        =======    ========       =======     ========


                See notes to consolidated financial statements.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                     For the Year ended December 31, 2004,
                 Period from May 1, 2003 to December 31, 2003,
      Period from January 1, 2003 to April 30, 2003 (Predecessor Basis), and Year ended December 31, 2002 (Predecessor Basis)
                       (In Thousands, Except Share Data)

                                                                            Accumulated
                                                                               Other
                                              Common   Paid-in   Retained  Comprehensive
                                              Stock    Capital   Earnings  Income (Loss)   Total
                                             -------  --------  ---------  ------------- ---------
Predecessor Basis:
   Balance at December 31, 2001............. $12,000  $ 40,106  $ 491,574     $(8,269)   $ 535,411
       Net income...........................      --        --     14,452          --       14,452
       Net change in unrealized holding
         gains..............................      --        --         --      24,152       24,152
                                             -------  --------  ---------     -------    ---------
   Balance at December 31, 2002.............  12,000    40,106    506,026      15,883      574,015
       Redemption of 6,885,888 shares.......  (6,886)  (40,106)  (201,614)         --     (248,606)
       Distribution of net reinsurance
         contracts to parent................      --        --   (110,928)         --     (110,928)
       Net income...........................      --        --      5,835          --        5,835
       Net change in unrealized holding
         gains..............................      --        --         --      (7,445)      (7,445)
                                             -------  --------  ---------     -------    ---------
   Balance at April 30, 2003................ $ 5,114  $     --  $ 199,319     $ 8,438    $ 212,871
                                             =======  ========  =========     =======    =========
---------------------------------------------------------------------------------------------------
   Balance at May 1, 2003................... $ 5,114  $185,572  $      --     $    --    $ 190,686
       Capital contribution from parent.....      --    70,000         --          --       70,000
       Net loss.............................      --        --     (8,588)         --       (8,588)
       Net change in minimum pension
         liability..........................      --        --         --        (470)        (470)
       Net change in unrealized holding
         losses.............................      --        --         --      (2,404)      (2,404)
                                             -------  --------  ---------     -------    ---------
   Balance at December 31, 2003.............   5,114   255,572     (8,588)     (2,874)     249,224
       Net income...........................      --        --     12,786          --       12,786
       Net change in minimum pension
         liability..........................      --        --         --        (134)        (134)
       Net change in unrealized holding
         losses.............................      --        --         --      11,212       11,212
                                             -------  --------  ---------     -------    ---------
   Balance at December 31, 2004............. $ 5,114  $255,572  $   4,198     $ 8,204    $ 273,088
                                             =======  ========  =========     =======    =========


                See notes to consolidated financial statements.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                     For the Year ended December 31, 2004,
                 Period from May 1, 2003 to December 31, 2003,
      Period from January 1, 2003 to April 30, 2003 (Predecessor Basis), and Year ended December 31, 2002 (Predecessor Basis)
                                (In Thousands)

                                                                                         Predecessor Basis
                                                                                     ------------------------
                                                                        May 1, 2003  January 1, 2003
                                                                             to            to
                                                                        December 31,    April 30,
                                                                2004        2003          2003         2002
                                                              --------  ------------ --------------- --------
OPERATING ACTIVITIES:
 Net income (loss)........................................... $ 12,786    $ (8,588)     $  5,835     $ 14,452
 Adjustments to reconcile net income to net cash provided
   by operating activities:
   Deferred income tax expense (benefit).....................    3,085       1,275          (139)      17,103
   Realized losses (gains), net..............................      117        (462)      (10,504)      10,095
   Gain on sale of discontinued segment......................       --          --            --         (500)
   Gain on sale of subsidiary................................       --          --        (2,792)          --
   Loss on sale of home office building......................       --          --            --        5,560
   Premium amortization, net.................................   15,802      21,185         3,414        5,493
   Policy loans lapsed in lieu of surrender benefits.........      920        (141)        4,427        2,209
   Depreciation..............................................      117          53           199        1,023
   Amortization..............................................    5,387       2,644            --           --
   Changes in assets and liabilities:
     (Increase) decrease in accrued investment income........   (1,884)      1,620         2,688        2,346
     Decrease (increase) in receivables and reinsurance
       recoverables..........................................   14,850     (11,234)       (9,130)     (12,475)
     Policy acquisition costs deferred.......................  (31,314)    (14,905)      (12,765)     (55,995)
     Policy acquisition costs amortized......................    1,616         342         8,968       24,595
     Decrease (increase) in income taxes receivable..........   15,471     (12,033)       (1,327)      (5,044)
     Increase in prepaid reinsurance costs...................       --          --       (16,645)     (29,473)
     (Decrease) increase in accrued policy benefits, claim
       reserves, unearned revenues and policyholder
       funds.................................................  (45,316)    (32,175)       17,024       33,251
     Interest credited to policyholder accounts..............   62,656      55,152        28,149       71,429
     (Decrease) increase in other assets and other
       liabilities, net......................................   (2,880)    (20,519)       25,294      (10,605)
     Other, net..............................................       --          --            --          897
                                                              --------    --------      --------     --------
       Net cash provided by (used in) operating
         activities..........................................   51,413     (17,786)       42,696       74,361
                                                              --------    --------      --------     --------

                                                                    (Continued)

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                     For the Year ended December 31, 2004,
                 Period from May 1, 2003 to December 31, 2003,
      Period from January 1, 2003 to April 30, 2003 (Predecessor Basis), and Year ended December 31, 2002 (Predecessor Basis)
                                (In Thousands)

                                                                                        Predecessor Basis
                                                                                    -------------------------
                                                                       May 1, 2003  January 1, 2003
                                                                            to            to
                                                                       December 31,    April 30,
                                                               2004        2003          2003          2002
                                                            ---------  ------------ --------------- ---------
INVESTING ACTIVITIES:
 Purchases of investments:
   Securities available-for-sale:
     Fixed maturities...................................... $(626,604)  $(677,253)     $(126,418)   $(890,083)
     Equity securities.....................................    (2,657)     (3,827)            --      (12,877)
   Mortgage and policy loans...............................  (146,766)   (150,209)       (10,809)     (23,993)
   Other...................................................    (2,425)    (50,310)        (2,325)      (7,257)
 Sales, calls or maturities of investments:
   Maturities and calls of securities available-for-sale--
     fixed maturities......................................   209,474     229,132        249,111      301,130
   Sales of securities available-for-sale:
     Fixed maturities......................................   206,952     186,353        400,751      344,602
     Equity securities.....................................     7,883       8,240            941       65,621
   Mortgage and policy loans...............................   174,529     270,503         91,147      192,123
   Other...................................................     1,640      45,309            717        5,985
 Purchase of property, equipment and software..............        (8)       (384)            (6)        (120)
 Proceeds from sale of property and equipment..............        --          --          1,019        3,033
 Net decrease (increase) in short-term investments.........     1,408     (96,727)           107        1,216
 Advance made to parent under promissory note..............    (5,000)         --             --           --
 Payments received from parent under promissory
   note....................................................     5,000          --             --           --
 Proceeds from sale of subsidary...........................        --          --         17,551           --
                                                            ---------   ---------      ---------    ---------
       Net cash (used in) provided by investing
         activities........................................  (176,574)   (239,173)       621,786      (20,620)
                                                            ---------   ---------      ---------    ---------
FINANCING ACTIVITIES:
 Capital contribution from parent..........................        --      70,000             --           --
 Net cash payment to transfer liabilities..................        --     (19,573)      (231,945)          --
 Redemption of common shares...............................        --          --       (248,606)          --
 Deposits from interest sensitive and investment-type
   contracts...............................................   347,677     167,640         57,378      207,462
 Withdrawals from interest sensitive and investment-
   type contracts..........................................  (218,220)   (153,641)       (88,611)    (247,747)
 Net proceeds from other borrowing.........................        --          --             --        7,813
 Retirement of other borrowing.............................        --     (25,633)        (1,950)     (16,303)
                                                            ---------   ---------      ---------    ---------
       Net cash provided by (used in) financing
         activities........................................   129,457      38,793       (513,734)     (48,775)
                                                            ---------   ---------      ---------    ---------

                                                                    (Continued)

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                     For the Year ended December 31, 2004,
                 Period from May 1, 2003 to December 31, 2003,
      Period from January 1, 2003 to April 30, 2003 (Predecessor Basis), and Year ended December 31, 2002 (Predecessor Basis)
                                (In Thousands)

                                                                             Predecessor Basis
                                                                          -----------------------
                                                             May 1, 2003  January 1, 2003
                                                                  to            to
                                                             December 31,    April 30,
                                                     2004        2003          2003        2002
                                                   --------  ------------ --------------- -------
NET INCREASE (DECREASE) IN CASH................... $  4,296   $(218,166)     $150,748     $ 4,966
CASH:
  Beginning of period.............................    4,053     222,219        71,471      66,505
                                                   --------   ---------      --------     -------
  End of period................................... $  8,349   $   4,053      $222,219     $71,471
                                                   ========   =========      ========     =======
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Cash (received) paid for income taxes........... $(13,587)  $   6,155      $    254     $ 3,565
                                                   ========   =========      ========     =======
  Interest paid on borrowings..................... $     --   $     114      $    469     $ 1,649
                                                   ========   =========      ========     =======

                                                                    (Concluded)



                See notes to consolidated financial statements.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                     For the Year ended December 31, 2004,
                 Period from May 1, 2003 to December 31, 2003,
      Period from January 1, 2003 to April 30, 2003 (Predecessor Basis), and Year ended December 31, 2002 (Predecessor Basis)

1. Summary of Significant Accounting Policies

  Organization

   Business Men's Assurance Company of America (the "Company") is a South Carolina-domiciled life insurance company licensed to sell insurance products in 49 states and the District of Columbia. The Company offers a diversified portfolio of individual and investment products primarily distributed through a nationwide network of general agencies and independent brokers. The Royal Bank of Canada ("RBC"), a Canadian financial services company, is the ultimate parent company. The Company is directly owned by Liberty Life Insurance Company ("LLIC"), a South Carolina-domiciled life insurance company.

  Acquisition by Royal Bank of Canada

   On May 1, 2003, LLIC purchased 100% of the Company from Generali Finance B.V. (the former direct parent of the Company, ultimately owned by Assicurazioni Generali, S.p.A., an Italian insurance company) ("Generali") for $185.3 million. The Company operates as a wholly owned stock subsidiary of LLIC. On May 1, 2003, immediately prior to the closing of the sale to LLIC, the Company entered into a series of transactions as follows:

  . The Company sold its mutual fund subsidiary, Jones & Babson ("J&B") to RBC Dain Rauscher, an affiliate of LLIC, for $19.2 million. This transaction resulted in the recognition of a gain on the sale of $2.8 million, net of related taxes, which is included in other income during the period from January 1, 2003 through April 30, 2003. The results of operations of this discontinued operation for all previous periods are not material to the financial statements of the Company.

  . The Company redeemed 6,885,888 shares of common stock from Generali for $248.6 million.

  . The Company transferred its assumed in-force reinsurance block of business to its then parent, Generali, under an Assumption and Coinsurance Agreement. Under the terms of the agreement, the Company paid $251.5 million to transfer the net liabilities related to this in-force block of business. This transaction generated an equity distribution of $110.9 million, net of related deferred income taxes, to its former parent, Generali. As of December 31, 2004, 95.6% of the initial assumed in-force block of business has been novated, effectively releasing the Company from any credit risks related to these contracts.

   The acquisition of the Company by LLIC was accounted for under the purchase method of accounting in accordance with Statement of Financial Accounting Standards ("SFAS") No. 141, Business Combinations. LLIC used push down accounting to allocate the purchase price to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. The Company allocated the purchase price to the net assets on May 1, 2003.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   The following summarizes the balance sheet of the Company after the acquisition on May 1, 2003:

         Assets acquired:
            Investments.................................... $1,718,569
            Cash...........................................    222,219
            Value of business acquired.....................     46,316
            Separate account assets........................    179,346
            Reinsurance recoverable........................    829,896
            Other assets...................................     65,046
                                                            ----------
         TOTAL ASSETS...................................... $3,061,392
                                                            ==========
         Liabilities assumed:
            Future policy benefits......................... $2,185,001
            Contract account balances......................    346,899
            Separate account liabilities...................    179,346
            Other liabilities..............................    159,460
                                                            ----------
         TOTAL LIABILITIES.................................  2,870,706
         Consideration:
            Cash paid for net assets.......................    185,321
            Capitalized transaction costs..................      5,365
                                                            ----------
         STOCKHOLDER'S EQUITY..............................    190,686
                                                            ----------
         TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY........ $3,061,392
                                                            ==========

   As a result of the acquisition, the consolidated balance sheet for the period subsequent to the acquisition has different carrying values for certain assets and liabilities than those for periods prior to the acquisition and, therefore, are not directly comparable. In addition, to the extent the realization of such assets and satisfaction of such liabilities affect operations, net income may not be comparable to periods prior to the acquisition. For the periods prior to the date of acquisition, the Company is referred to as the "Predecessor Company."

   On December 31, 2003, at management's request, the Missouri Department of Insurance transferred the supervision of the Company to the South Carolina Department of Insurance.

  Principles of Consolidation and Basis of Presentation

   The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The accompanying consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation.

  Use of Estimates

   The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Accounts that the Company deems to be sensitive to changes in estimates include future policyholder benefits, policy and contract claims, deferred policy acquisition costs, value of business acquired and investment and deferred tax valuation allowances.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

  Investments

   The Company's entire investment portfolio is designated as available-for-sale. Changes in fair values of available-for-sale securities, after adjustment of deferred policy acquisition costs ("DPAC") and related deferred income taxes are reported as unrealized gains or losses directly in accumulated other comprehensive income (loss). The DPAC offset to the unrealized gains or losses represents a valuation adjustment or reinstatement of DPAC that would have been required as a charge or credit to operations had such unrealized amounts been realized.

   The amortized cost of fixed maturity investments classified as available-for-sale is adjusted for amortization of premiums and accretion of discounts. That amortization or accretion is included in net investment income.

   Declines in fair value of individual available-for-sale securities below their cost that are determined to be other-than-temporary impairments result in write-downs of the individual securities to their fair values. The related write-downs have been included in earnings as realized losses. The other-than-temporary determination is based on a periodic review that includes an analysis of the facts and circumstances of each individual investment such as length of time the fair value has been below cost, the expectation for that security's performance, the credit worthiness of the issuer and the Company's intent and ability to hold the security to maturity.

   Realized gains and losses on sales of investments and declines in value considered to be other-than-temporary are recognized in net income on the specific identification basis.

   Mortgage loans and mortgage-backed securities are carried at unpaid principal balances, net of unamortized premiums and discounts and valuation allowances for other-than-temporary declines in value. The Company discontinues the accrual of interest on mortgage loans that are more than 90 days delinquent.

   Policy loans are carried at unpaid balances.

  Impairment of Loans

   SFAS No. 114, Accounting by Creditors for Impairment of a Loan, and SFAS No. 118, Accounting by Creditors for Impairment of a Loan--Income Recognition and Disclosures, requires that an impaired mortgage loan's fair value be measured based on the present value of future cash flows discounted at the loan's effective interest rate, at the loan's observable market price or at the fair value of the collateral if the loan is collateral dependent. If the fair value of a mortgage loan is less than the recorded investment in the loan, the difference is recorded as an allowance for mortgage loan losses. The change in the allowance for mortgage loan losses is reported with realized gains or losses on investments. Interest income on impaired loans is recognized on a cash basis.

  Deferred Policy Acquisition Costs

   Certain commissions, expenses of the policy issue and underwriting departments and other variable expenses that are directly related and incremental to the issuance of policies are deferred. For limited payment and other traditional life insurance policies, these deferred acquisition costs are being amortized over a period of not more than 30 years in proportion to the premium revenue recognized. Expected premium revenue was estimated with the same assumptions used for computing liabilities for future policy benefits for these policies.

   For universal life-type insurance and investment-type products, the deferred policy acquisition costs are amortized over a period of not more than 30 years in relation to the present value of estimated gross profits arising from estimates of mortality, interest expense and surrender experience. For investment-type products, the

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA amortization period is 20 years. The estimates of expected gross profits are evaluated regularly and are revised if actual experience or other evidence indicates that revision is appropriate. Upon revision, total amortization recorded to date is adjusted by a charge or credit to current earnings.

   Predecessor Company's deferred policy acquisition costs were amortized over a period of not more than 25 years for all types of policies and investment-type products.

   Deferred policy acquisition costs are evaluated to determine that the unamortized portion of such costs does not exceed recoverable amounts after considering anticipated investment income.

  Value of Business Acquired

   Value of business acquired represents the lower of purchase cost or the present value of future profits expected to be generated from existing insurance contracts in force at the date of acquisition and is amortized over the expected policy or contract duration in relation to either the present value of estimated gross profits from universal life-type insurance and investment-type products or the present value of premiums for traditional insurance products.

  Derivatives

   The Company markets equity-indexed annuities. These contracts have an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500(R) or Dow Jones Industrial Average index. The Company manages this risk by reinsuring the option risk that pays the interest credited to the contracts. These options act as an economic hedge, as changes in the fair market values are recognized in net investment income. For all periods presented, activity reflected in net investment income related to these options was not significant.

  Recognition of Insurance Revenue and Related Expenses

   For limited payment and other traditional life insurance policies, premium income is reported as earned when due, with past due premiums being reserved. Profits are recognized over the life of these contracts by associating benefits and expenses with insurance in force for limited payment policies and with earned premiums for other traditional life policies. This association is accomplished by a provision for liability for future policy benefits and the amortization of deferred policy acquisition costs. Accident and health premium revenue is recognized on a pro rata basis over the terms of the policies.

   For universal life and investment-type policies, contract charges for mortality, surrender and expense, other than front-end expense charges are reported as other insurance considerations revenue when charged to policyholders' accounts. Expenses consist primarily of benefit payments in excess of policyholder account values and interest credited to policyholder accounts.

  Investment Income

   Fixed maturity premiums and discounts are amortized into income using the scientific yield method over the term of the security. Amortization of the premium or discount on mortgage-backed securities is recognized using a scientific yield method that considers the estimated timing and amount of prepayments of underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are adjusted when differences arise between the prepayments originally anticipated and the actual prepayments received and those prepayments currently anticipated. When such differences occur, the net investment in the mortgage-backed security is

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA adjusted to the amount that would have existed had the new effective yield been applied since the acquisition of the security with a corresponding charge or credit to interest income (the "retrospective method").

  Policy Liabilities and Contract Values

   The liability for future policy benefits for limited payment and other traditional life insurance contracts has been computed primarily by a net level premium reserve method based on estimates of future investment yield, mortality and withdrawals made at the time gross premiums were calculated. Assumptions used in computing future policy benefits are as follows: interest rates grade from 2.72% to 6.70% over 10 years; withdrawal rates for individual life policies are based on Company experience; and mortality rates are based on mortality tables that consider Company experience.

   For universal life and investment-type contracts, the account value before deduction of any surrender charges is held as the policy liability. An additional liability is established for deferred front-end expense charges on universal life-type policies. These expense charges are recognized in income as insurance considerations using the same assumptions as are used to amortize deferred policy acquisition costs.

   For guaranteed investment contracts ("GICs"), the liability is computed as the present value of future cash flows using a market interest rate that ranges from 4.03% to 4.08%. Predecessor Company computed GIC liabilities at the original deposit amount plus accrued interest guaranteed to the contractholder.

   Claims and benefits payable for reported disability income claims have been computed as the present value of expected future benefit payments based on estimates of future investment yields and claim termination rates. The net amount of benefits payable included in the future policy benefit reserves and policy and contract claims, less the amounts recoverable from reinsurers for December 31, 2004 and 2003 was $267,000 and $234,000, respectively. Interest rates used in the calculation of future investment yields vary based on the year the claim was incurred and range from 3% to 7%. Claim termination rates are based on industry tables.

   Other accident and health claims and benefits payable for reported claims and incurred but not reported claims are estimated using prior experience. The methods of calculating such estimates and establishing the related liabilities are periodically reviewed and updated. Any adjustments needed as a result of periodic reviews are reflected in current operations.

  Income Taxes

   Income taxes are computed using the liability method required by SFAS No. 109, Accounting for Income Taxes. Under SFAS No. 109, deferred income tax assets and liabilities are determined based on the differences between financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and law that will be in effect when the differences are expected to reverse. Future tax benefits are recognized to the extent that realization of such benefits is more likely than not.

   Prior to May 1, 2003, the Company and its subsidiaries filed a consolidated tax return. After May 1, 2003, the Company is included in the consolidated tax return of LLIC. Net federal income taxes (or benefits) are to be allocated between the companies included in the consolidation based upon the provisions of a written agreement approved by the Board of Directors. In general, under this agreement, allocation is based upon separate return calculations with current credit for net losses utilized by the consolidated group.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

  Separate Accounts

   These accounts arise from two lines of business--variable annuities and variable universal life. The separate account assets are legally segregated and are not subject to the claims that may arise from any other business of the Company. In 2003, the Company also had a separate account with insured GICs. Upon the adoption on January 1, 2004, of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, the assets and liabilities of $68,114,000 of the GIC separate account were transferred into the general account from the separate account.

   The assets and liabilities of the variable lines of business are reported at fair value because the policy owners assume the underlying investment risks. Investment income and gains or losses arising from the variable line of business accrue directly to the policy owners and are, therefore, not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from variable products consist primarily of contract maintenance charges and administration fees. Separate account assets and liabilities for the variable lines of business totaled $29,612,000 on December 31, 2004 and $26,669,000 on December 31, 2003.

   The assets of the GIC line of business were maintained at an amount equal to the related liabilities. These assets related to the GIC line of business included securities available-for-sale reported at fair value and mortgage loans carried at unpaid balances. Changes in fair values of available-for-sale securities, net of deferred income taxes, were reported as unrealized gains or losses directly in accumulated other comprehensive income (loss).

   The liabilities were reported at the present value of future cash flows using a market interest rate of 4.08%. Investment income and gains or losses arising from GIC investments were included in investment income in the accompanying consolidated statements of operations. The guaranteed interest payable was included in the increase in policy liabilities in the accompanying consolidated statements of operations. There are no separate account assets or liabilities for the GIC line of business on December 31, 2004. Separate account assets and liabilities for the GIC line of business totaled $68,114,000 on December 31, 2003.

   The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder. The Company also issues variable annuity contracts with guarantees on death whereby the contract holder receives the greater of a) total premiums less withdrawals, b) current contract value, or c) stepped up value. The stepped up value equals the highest contract value on policy anniversary dates adjusted for withdrawals. The variable annuities have an optional rider that increases the death benefit by a stated percentage of the gain in the contract. One variable annuity contract provides for an increase in the contract value in the event of annuitization after the fifth policy year.

   The Company issues variable universal life contracts with guarantees that coverage will not lapse for a specified period as long as the minimum premium is paid. One contract requires that no withdrawals or partial surrenders be taken in order for coverage guarantees to remain in effect.

   The assets supporting the variable portion of both variable annuity and variable universal life contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities in the accompanying Consolidated Balance Sheets. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue and changes in liabilities for minimum guarantees are included in policyholder benefits in the accompanying Consolidated Statements of Income (Loss). Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line items in the accompanying Consolidated Statements of Income (Loss).

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   At December 31, 2004, the Company had the following contracts with guarantees, including reserves required under SOP 03-1:

                                                            Account Balance*
                                                            ----------------
    Variable annuity with guaranteed minimum death benefits   $29,500,000
    Variable annuity with annuitization benefits...........       203,000
    Variable universal life with no lapse guarantee........     8,600,000

   -----
  *Account balance includes both the fixed portion of the contracts, which are included in the general account, and the variable portion of the contracts, which are included in the separate account.

   At December 31, 2004, account balances of contracts with guarantees were invested in equity securities totaling $24,500,000 million in variable separate accounts.

  Cash and cash equivalents

   Cash and cash equivalents represent cash, demand deposits, and highly liquid short-term investments with original or remaining maturities of 90 days or less when purchased.

  Property, Equipment and Software

   Property, equipment and software are generally valued at cost, including development costs, less allowances for depreciation. Property, equipment and software are being depreciated over the estimated useful lives of the assets, principally on a straight-line basis. Depreciation rates on these assets are set forth in Note 6.

  Impairment of Long-Lived Assets

   The Company reviews long-lived assets and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. If long-lived assets are impaired, the Company recognizes an impairment loss measured as the amount by which the carrying value of the assets exceeds the estimated fair value of the assets.

  Intangible Assets

   In accordance with SFAS No. 142, Goodwill and Other Intangible Assets, amortization of goodwill was discontinued on January 1, 2002. Under SFAS No. 142, goodwill and intangible assets that have indefinite useful lives will not be amortized but rather will be tested at least annually for impairment or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Intangible assets that have finite lives will continue to be amortized over their useful lives. For the year ended December 31, 2001, goodwill was amortized over a period of 20 years on a straight-line basis, and amortization amounted to $782,000. The subsidiary that created the goodwill was sold in May 2003, and the carrying amount of goodwill, or $2,738,000, was included in the calculation of the gain on sale.

  Reinsurance and Other Contract Deposits

   In the normal course of business, the Company seeks to limit its exposure to loss on any single insured by ceding risks to other insurance enterprises under various types of contracts including coinsurance and excess

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA coverage. The Company's automatic retention limit per individual life ranges between $200,000 and $1,000,000 depending upon the underwriting class and issue age of the policyholder.

   Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as reinsurance recoverables in the accompanying balance sheets, and commissions and expense allowances received in connection with reinsurance ceded have been recorded in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers annually.

  Fair Values of Financial Instruments

   SFAS No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. The following represents the carrying amount and fair value of significant assets and liabilities at December 31, 2004 and 2003 (in thousands):

                                                     December 31, 2004     December 31, 2003
                                                   --------------------- ---------------------
                                                    Carrying    Fair      Carrying    Fair
                                                     Amount     Value      Amount     Value
                                                   ---------- ---------- ---------- ----------
Fixed maturities (Note 3)......................... $1,519,776 $1,519,776 $1,295,979 $1,295,979
Equity securities (Note 3)........................     18,331     18,331     22,412     22,412
Mortgage loans on real estate.....................    411,597    419,069    442,591    441,424
Policy loans......................................     50,073     47,471     50,860     48,110
Short-term investments............................     96,040     96,040     97,448     97,448
Cash..............................................      8,349      8,349      4,053      4,053
Reinsurance recoverables:
   Paid and unpaid benefits.......................      8,011      8,011      6,568      6,568
   Future policyholder benefits...................    122,772    122,772    139,115    139,115
Assets held in separate accounts..................     29,612     29,612     94,783     94,783
Investment-type insurance contracts (Note 4)......  1,317,443  1,232,471  1,196,541  1,136,764

   The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and Short-Term Investments--The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

   Investment Securities--Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   Mortgage Loans on Real Estate and Policy Loans--The fair value for mortgage loans on real estate and policy loans is estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying amount of accrued interest approximates its fair value.

   Reinsurance Recoverables--The carrying values of reinsurance recoverables approximate their fair values.

   Liabilities for Flexible and Single Premium Deferred Annuities--The cash surrender value of flexible and single premium deferred annuities approximates their fair value.

   Liabilities for Guaranteed Investment Contracts--The fair value for the Company's liabilities under guaranteed investment contracts is estimated using discounted cash flow analyses, using interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  Postretirement Benefits

   The projected future cost of providing postretirement benefits, such as health care and life insurance, is recognized as an expense as employees render service. See Note 8 for further disclosures with respect to postretirement benefits other than pensions.

  Comprehensive Income (Loss)

   Unrealized gains and losses on available-for-sale securities and the change in the minimum pension liability are included in accumulated other comprehensive income (loss) in stockholder's equity. Other comprehensive income
(loss) excludes net investment gains (losses) included in net income that represent transfers from unrealized to realized gains and losses. These amounts are net of income taxes and adjustments to deferred policy acquisition costs and value of insurance in force acquired.

  Reclassifications

   Certain amounts for 2003 and 2002 have been reclassified to conform to the current year presentation.

2. Dividend Limitations

   The maximum amount of dividends that can be paid by South Carolina-domiciled insurance companies to shareholders without prior approval of the Director of Insurance is subject to restrictions relating to statutory surplus or net gain from operations. Without prior approval, the maximum dividend payment or series of payments over a 12-month period may not exceed the lesser of the prior year's net gain from operations or 10% of policyholders' surplus when paid from other than earned surplus or the greater of the prior year's net gain from operations or 10% of policyholders' surplus when paid from earned surplus. The maximum dividend the Company could pay during 2005 without prior approval of the Director of Insurance is $19,725,000.

   Under South Carolina insurance regulations, the Company is required to maintain minimum capital and surplus of $2,400,000 at December 31, 2004. The Company's capital and surplus exceed the NAIC's Risk-Based Capital requirements at the end of 2004.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   As of December 31, 2004 and 2003, the Company's statutory stockholder's equity was $146,395,000 and $136,101,000, respectively. Statutory net gain from operations before realized capital gains and net income for each of the three years in the period ended December 31, 2004 were as follows (in thousands):

                                                      2004    2003     2002
                                                     ------- ------- --------
  Net gain (loss) from operations before realized
    capital gains................................... $19,725 $24,523 $(23,495)
  Net income (loss).................................  14,298  33,036  (40,394)

3. Investment Operations

   The Company's investments in securities available-for-sale at December 31, 2004 and 2003 are summarized as follows (in thousands):

                                                                December 31, 2004
                                                   -------------------------------------------
                                                                Gross      Gross
                                                   Amortized  Unrealized Unrealized
                                                     Cost       Gains      Losses   Fair Value
                                                   ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Treasury securities and obligations of
     U.S. government corporations and agencies.... $  158,362  $ 1,278    $ (1,154) $  158,486
   Obligations of states and political
     subdivisions.................................      6,486       22          (3)      6,505
   Corporate securities...........................    615,667    9,154      (4,510)    620,311
   Mortgage-backed securities.....................    731,928    7,290      (4,744)    734,474
                                                   ----------  -------    --------  ----------
Total fixed maturities............................  1,512,443   17,744     (10,411)  1,519,776
Equity securities.................................     14,979    3,355          (3)     18,331
                                                   ----------  -------    --------  ----------
                                                   $1,527,422  $21,099    $(10,414) $1,538,107
                                                   ==========  =======    ========  ==========

                                                                December 31, 2003
                                                   -------------------------------------------
                                                                Gross      Gross
                                                   Amortized  Unrealized Unrealized
                                                     Cost       Gains      Losses   Fair Value
                                                   ---------- ---------- ---------- ----------
Fixed maturities:
   U.S. Treasury securities and obligations of
     U.S. government corporations and agencies.... $  201,878  $   526    $   (814) $  201,590
   Obligations of states and political
     subdivisions.................................      6,863       21          (8)      6,876
   Corporate securities...........................    525,675    4,042      (6,124)    523,593
   Mortgage-backed securities.....................    567,908    2,800      (6,788)    563,920
                                                   ----------  -------    --------  ----------
Total fixed maturities............................  1,302,324    7,389     (13,734)  1,295,979
Equity securities.................................     18,524    3,892          (4)     22,412
                                                   ----------  -------    --------  ----------
                                                   $1,320,848  $11,281    $(13,738) $1,318,391
                                                   ==========  =======    ========  ==========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   The following table represents the invested assets owned by the company in an unrealized loss position at December 31, 2004:

                                  Less Than 12 Months           Greater Than 12 Months                 Total
                             ------------------------------ ------------------------------ ------------------------------
                             Number of   Fair    Unrealized Number of   Fair    Unrealized Number of   Fair    Unrealized
                             Securities  Value     Losses   Securities  Value     Losses   Securities  Value     Losses
                             ---------- -------- ---------- ---------- -------- ---------- ---------- -------- ----------
Fixed maturities:
  U.S. Treasury obligations
   and directed obligations
   of U.S. government
   agencies.................     11     $ 84,081   $  816        1     $  4,663   $  338       12     $ 88,744  $ 1,154
  Obligations of state and
   political subdivisions...      1        3,467        3       --           --       --        1        3,467        3
  Corporate securities......    104      208,631    1,822       21       79,443    2,688      125      288,074    4,510
  Mortgage-backed
   securities...............     52      186,288    1,355       28      100,439    3,389       80      286,727    4,744
  Marketable equity
   securities...............      2           60        3       --           --       --        2           60        3
                                ---     --------   ------       --     --------   ------      ---     --------  -------
Total.......................    170     $482,527   $3,999       50     $184,545   $6,415      220     $667,072  $10,414
                                ===     ========   ======       ==     ========   ======      ===     ========  =======

   U.S. Treasury Obligations - The unrealized losses on the company's investments in U.S. Treasury obligations and direct obligations of U.S. government agencies were caused by interest rate increases. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Because the Company has the intent and ability to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2004.

   Mortgage-Backed Securities - The unrealized losses on the Company's investments in federal agency mortgage-backed securities were caused by interest rate increases. The contractual cash flow of these investments are guaranteed by an agency of the U.S. government. Accordingly, it is expected that the securities will not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2004.

   All of the unrealized losses on the Company's investment in corporate mortgage-backed securities is represented by bonds with a market value of less than 5% below amortized cost; therefore, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2004.

   Corporate Bonds - Of the $4,510,000 in unrealized losses on investments in corporate bonds, 69% is represented by bonds with a market value less than 5% below amortized cost; therefore, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2004.

   The remainder of the Company's portfolio of corporate bonds in an unrealized loss position have a market value between 6% and 10% below amortized cost. The market value of these bonds is $18,928,000, which is comprised of 6 securities. Each of these bond and the bonds' issuers have received favorable credit ratings from nationally recognized rating agencies. The Company has the intent and ability to hold these investments until a recovery of fair value, which may be at maturity. Therefore, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2004.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   The amortized cost and estimated fair value of fixed maturity securities at December 31, 2004, by contractual maturity, are as follows. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities have not been set forth in the following table, as such securities are not due at a single maturity date (in thousands):

                                                       Amortized
                                                         Cost     Fair Value
                                                       ---------- ----------
    Due in one year or less........................... $   99,741 $   99,496
    Due after one year through five years.............    159,952    159,186
    Due after five years through 10 years.............    186,582    190,709
    Due after 10 years................................    334,240    335,911
                                                       ---------- ----------
                                                          780,515    785,302
    Mortgage-backed securities........................    731,928    734,474
                                                       ---------- ----------
    Total fixed maturity securities................... $1,512,443 $1,519,776
                                                       ========== ==========

   The majority of the Company's mortgage loan portfolio is secured by real estate. The following table presents information about the location of the real estate that secures mortgage loans in the Company's portfolio. Carrying amounts as of December 31, 2004 and 2003 are as follows (in thousands):

                                         2004     2003
                                       -------- --------
                        State:
                           Missouri... $ 39,307 $ 40,803
                           Florida....   37,624   42,539
                           Oklahoma...   34,403   24,522
                           Utah.......   33,967   31,429
                           Texas......   30,006   30,961
                           California.   19,906   29,437
                           Nevada.....   18,530   22,621
                           Ohio.......   17,331    9,527
                           Arizona....   15,152   29,220
                           Other......  165,371  181,532
                                       -------- --------
                                       $411,597 $442,591
                                       ======== ========

   Bonds, mortgage loans, preferred stocks and common stocks approximating $7,789,000 and $7,452,000 were on deposit with regulatory authorities at December 31, 2004 and 2003, respectively.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   Set forth below is a summary of consolidated net investment income for the years ended December 31 2004, 2003 and 2002 (in thousands):

                                                                                 Predecessor Basis
                                                                             ------------------------
                                                              May 1, 2003    January 1, 2003
                                                                  to               to
                                                    2004   December 31, 2003 April 30, 2003    2002
                                                   ------- ----------------- --------------- --------
Fixed maturity:
   Bonds.......................................... $63,484      $30,074          $25,985     $ 92,003
   Redeemable preferred stock.....................       4            3                8          473
Equity securities:
   Common Stocks..................................     318          381               35          739
   Nonredeemable preferred stocks.................      17           15               --           25
Mortgage loans on real estate.....................  30,121       24,305           17,088       60,553
Policy Loans......................................   3,010        2,321            1,091        3,453
Short-term investments............................     779          137              704        2,407
Other investments.................................   1,572        1,184            1,122         (141)
                                                   -------      -------          -------     --------
Gross investment income...........................  99,305       58,420           46,033      159,512
                                                   -------      -------          -------     --------
Less:
Net investment income from discontinued operations      --           --                6           40
Investment expenses...............................   1,749        1,095              734        2,626
                                                   -------      -------          -------     --------
Net investment income from continuing operations.. $97,556      $57,325          $45,293     $156,846
                                                   =======      =======          =======     ========

   Realized gains (losses) on securities disposed of during the years ended December 31, 2004, 2003 and 2002 consisted of the following (in thousands):

                                                                                  Predecessor Basis
                                                                              ------------------------
                                                               May 1, 2003    January 1, 2003
                                                                   to               to
                                                     2004   December 31, 2003 April 30, 2003    2002
                                                   -------  ----------------- --------------- --------
Fixed maturity securities:
   Gross realized gains........................... $ 2,215       $ 2,817          $13,966     $  7,050
   Gross realized losses..........................  (1,873)       (1,994)          (5,388)     (19,824)
Equity securities:
   Gross realized gains...........................   1,681            --               --        7,862
   Gross realized losses..........................      --            --               --      (13,655)
Other investments.................................  (2,140)         (361)           1,926        8,472
                                                   -------       -------          -------     --------
Net realized (losses) gains....................... $  (117)      $   462          $10,504     $(10,095)
                                                   =======       =======          =======     ========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   Sales of investments in securities, excluding maturities and calls resulted in the following (in thousands):

                                                                                 Predecessor Basis
                                                                              -----------------------
                                                               May 1, 2003    January 1, 2003
                                                                   to               to
                                                     2004   December 31, 2003 April 30, 2003    2002
                                                   -------  ----------------- --------------- -------
Gross realized gains.............................. $ 3,896       $ 2,797          $13,966     $ 6,003
Gross realized losses.............................  (1,873)       (1,994)          (5,388)     (4,116)
                                                   -------       -------          -------     -------
Net realized gains................................ $ 2,023       $   803          $ 8,578     $ 1,887
                                                   =======       =======          =======     =======

   No investments were written down to recognize other-than-temporary impairment during the year ended December 31, 2004 or the period from May 1, 2003 to December 31, 2003. During the period from January 1, 2003 to April 30, 2003, several investments were written down by a total of $2,913,000 due to other-than-temporary declines in market value. During 2002, several investments were written down by a total of $14,682,000 due to other-than-temporary declines in market value. These write-downs were recognized in realized gains (losses).

   There were no non-income producing investments at December 31, 2004 or 2003.

4. Investment Contracts

   The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts (included with future policy benefits, contract account balances and separate accounts in the consolidated balance sheets) at December 31, 2004 and 2003 are as follows (in thousands):

                                                           2004                  2003
                                                   --------------------- ---------------------
                                                    Carrying    Fair      Carrying    Fair
                                                     Amount     Value      Amount     Value
                                                   ---------- ---------- ---------- ----------
Guaranteed investment contracts................... $  134,860 $  134,860 $  225,828 $  225,828
Flexible and single premium deferred annuities....  1,163,146  1,078,768    898,170    839,127
Separate accounts.................................     19,437     18,843     72,543     71,809
                                                   ---------- ---------- ---------- ----------
Total investment-type insurance contracts......... $1,317,443 $1,232,471 $1,196,541 $1,136,764
                                                   ========== ========== ========== ==========

   Fair values of the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

   The Company issues fixed, deferred annuity contracts with an enhanced yield in the first contract year. The enhanced yield is recognized as part of the liability as additional interest is credited in the first year. The additional interest is deferred and amortized using the same methodology and assumptions used to amortize capitalized acquisition costs. As of December 31, 2004, $1,827,000 in sales inducements had been deferred and an unamortized balance of $553,000 remained.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   The Company has a lease agreement for a marketing and sales office in Kansas City, Missouri, and a lease for office equipment. The office lease contains two optional five-year renewal terms. Rental expense amounted to $314,000 and $152,000 during the year ended December 31, 2004 and the period from May 1, 2003 to December 31, 2003, respectively. As of December 31, 2004, the minimum future payments under these noncancelable operating leases for each of the next five years are as follows (in thousands):

           2005.............................................. $  334
           2006..............................................    368
           2007..............................................    385
           2008..............................................    189
           2009..............................................     --
                                                              ------
                                                              $1,276
                                                              ======

   Total outstanding commitments to fund mortgage loans at December 31, 2004 and 2003 were $15,150,000 and $6,750,000, respectively.

   A number of insurance companies are under regulatory supervision that results in assessments by state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. At December 31, 2004 and 2003, the Company accrued $653,000 and $820,000, respectively, for guaranty fund assessments. At December 31, 2004 and 2003, a related asset of $480,000 and $593,000, respectively, was recorded to approximate future reductions in premium taxes in certain states. The net liability for guaranty fund assessments decreased by $19,000 during the year ended December 31, 2004, decreased by $48,000 in the period from May 1, 2003 to December 31, 2003 and increased by $26,000 in the period from January 1, 2003 to April 30, 2003. The net liability for guaranteed fund assessments increased by $149,000 for the year ended December 31, 2002.

   The Company is party to an environmental remediation at a property on which it foreclosed in 1993. The property was subsequently sold, but the Company remains liable for the remediation. At December 31, 2004 and 2003, the Company accrued $106,000 and $142,000, respectively, which it feels is sufficient to cover any future liabilities related to this remediation. The Company is party to certain claims and legal actions arising during the ordinary course of business. In the opinion of management, these matters will not have a material adverse effect on the operations or financial position of the Company.

6. Property, Equipment and Software

   A summary of property, equipment and software and their respective depreciation rates is as follows:

                                                       Rate of
                                                     Depreciation  2004  2003
                                                     ------------ -----  ----
  Leasehold improvements............................      20%     $ 110  $110
  Equipment and software............................      25%       502   495
  Less accumulated depreciation.....................               (169)  (53)
                                                                  -----  ----
                                                                  $ 443  $552
                                                                  =====  ====

5. Commitments and Contingencies

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

7. Federal Income Taxes


   Prior to May 1, 2003, the Company and its subsidiaries filed a consolidated tax return. After May 1, 2003, the Company is included in the consolidated tax return of LLIC. Net federal income taxes (or benefits) are to be allocated between the companies included in the consolidation based upon the provisions of a written agreement approved by the Board of Directors. In general, under this agreement, allocation is based upon separate return calculations with current credit for net losses utilized by the consolidated group. As part of this tax sharing agreement, the Company recorded a receivable from an affiliate of $1,931,000 and $3,776,000 that is included in current income taxes receivable at December 31, 2004 and 2003, respectively.

   The components of the provision for income taxes and the temporary differences generating deferred income taxes for the years ended December 31, 2004, 2003 and 2002 are as follows (in thousands):

                                                                                  Predecessor Basis
                                                                               -----------------------
                                                                May 1, 2003    January 1, 2003
                                                                    to               to
                                                      2004   December 31, 2003 April 30, 2003    2002
                                                    -------  ----------------- --------------- -------
Current............................................ $ 1,671       $(5,878)         $   698     $(8,609)
Deferred:
   Deferred policy acquisition costs...............   8,962         4,540            1,742      13,934
   Future policy benefits..........................  (4,110)        1,021            4,135         305
   Accrual of discount.............................    (116)          156               --         320
   Tax on realized gains greater than book.........   3,917          (971)             287      (1,155)
   Employee benefit plan...........................     549         4,684              412        (705)
   Value of business acquired......................  (1,886)         (925)              --          --
   Tax carryforwards...............................  (1,545)       (7,048)              --          --
   Other, net......................................  (2,686)         (182)          (6,715)      4,406
                                                    -------       -------          -------     -------
                                                      3,085         1,275             (139)     17,105
                                                    -------       -------          -------     -------
Total income tax expense (benefit).................   4,756        (4,603)             559       8,496
Less income tax (benefit) expense from discontinued
  operations.......................................      --            --             (205)        434
                                                    -------       -------          -------     -------
Total income tax expense (benefit) from continuing
  operations....................................... $ 4,756       $(4,603)         $   764     $ 8,062
                                                    =======       =======          =======     =======

   The Company did not record any valuation allowances against deferred tax assets at December 31, 2004 and 2003 because management believes it is more likely than not that such assets will be realized.

   Total income taxes vary from the amounts computed by applying the federal income tax rate of 35% to income before income tax expense for the following reasons for the years ended December 31, 2004, 2003 and 2002 (in thousands):

                                                                                     Predecessor Basis
                                                                                   ----------------------
                                                                    May 1, 2003    January 1, 2003
                                                                        to               to
                                                          2004   December 31, 2003 April 30, 2003   2002
                                                        -------  ----------------- --------------- ------
Application of statutory rate to income before taxes on
  income............................................... $ 6,139       $(4,616)         $2,238      $8,032
Alternative minimum tax................................     105            --                          --
Sale of subsidiary.....................................      --            --            (977)         --
Adjustment to prior year tax estimates.................  (1,556)           --            (137)         --
Other..................................................      68            13            (565)        464
                                                        -------       -------          ------      ------
                                                        $ 4,756       $(4,603)         $  559      $8,496
                                                        =======       =======          ======      ======

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   The significant components comprising the Company's deferred income tax assets and liabilities as of December 31, 2004 and 2003 are as follows (in thousands):

                                                          2004      2003
                                                        --------  --------
     Deferred income tax assets:
        Reserve for future policy benefits............. $ 18,062  $ 13,952
        Unrealized investment losses...................       --     1,547
        Tax carryforwards..............................    8,593     7,048
        Accrued expenses...............................   10,928    11,403
        Other..........................................    1,795        --
                                                        --------  --------
     Total deferred income tax assets..................   39,378    33,950
     Deferred income tax liabilities:
        Deferred policy acquisition costs..............  (10,428)   (1,466)
        Unrealized investment gains....................   (3,107)       --
        Value of business acquired.....................  (13,400)  (15,285)
        Investments....................................  (13,128)   (9,211)
        Other..........................................       --      (934)
                                                        --------  --------
     Total deferred income tax liability...............  (40,063)  (26,896)
                                                        --------  --------
     Net deferred income tax (liability) asset......... $   (685) $  7,054
                                                        ========  ========

   The Company's net operating loss carryforward available to offset future taxable income totals $18,305,000 and expires December 31, 2018 through December 31, 2019. The Company's capital loss carryforward totals $5,947,000 and expires December 31, 2009. The Company's alternative minimum tax carryforward totals $105,000 and has no expiration.

   Certain amounts that were not currently taxed under pre-1984 tax law were credited to a "policyholders' surplus" account. This account is frozen under the 1984 Tax Act and is taxable only when distributed to stockholders at which time it is taxed at regular corporate rates. The policyholders' surplus of the Company approximates $87.1 million. The Company has no present plan for distributing the amount in policyholders' surplus. Consequently, no provision has been made in the consolidated financial statements for the taxes thereon. However, if such taxes were assessed, the amount of taxes payable would be approximately $30.5 million.

   Earnings taxed on a current basis are accumulated in a "shareholder's surplus" account and can be distributed to the shareholder without tax. The shareholder's surplus amounted to approximately $62.3 million at December 31, 2004.

8. Benefit Plans

  Trusteed Employee Retirement Plan

   The Company had a trusteed employee retirement plan for the benefit of salaried employees who reached age 21 and completed one year of service. The plan, which was administered by an Employees' Retirement Committee consisting of at least three officers appointed by the Board of Directors of the Company, provided for normal retirement at age 65 or earlier retirement based on minimum age and service requirements. Retirement may be deferred to age 70. Upon retirement, the retirees receive monthly benefit payments from the plan's BMA

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA group pension investment contract. On May 1, 2003, this plan was frozen and Comerica became the new trustee of the plan. On September 30, 2003, the plan was merged into the Pension Plan for United States Dollar-Based Employees of Royal Bank of Canada and Affiliates (the "Dollar-based Plan").

   The following table sets forth the plan's funded status at December 31, 2004 and 2003. The funded status at December 31, 2004 represents the Company's portion of the Dollar-based Plan (in thousands):

                                                             2004     2003
                                                           -------  --------
   Change in benefit obligations:
      Benefit obligation at beginning of year............. $68,615  $ 76,788
      Service cost........................................      80       523
      Interest cost.......................................   3,940     4,504
      Impact of sale and related transactions*............      --   (12,216)
      Actuarial (gains) losses............................    (388)    2,970
      Benefits paid.......................................  (4,888)   (3,954)
                                                           -------  --------
   Benefit obligation at end of year......................  67,359    68,615

   Change in plan assets:
      Fair value of plan assets at beginning of year......  74,259    82,069
      Assets transferred to other plan*...................      --   (10,539)
      Actual return on plan assets........................   5,983     6,683
      Benefits paid.......................................  (4,888)   (3,954)
                                                           -------  --------
   Fair value of plan assets at end of year...............  75,354    74,259
                                                           -------  --------
   Funded status of the plan..............................   7,995     5,644
   Unrecognized net actuarial gain........................  (1,117)     (230)
                                                           -------  --------
   Prepaid pension cost................................... $ 6,878  $  5,414
                                                           =======  ========

--------
  *Plan assets and benefit obligations were reduced in 2003 as a result of the transfer of participants to other plans controlled by Generali.

   Net pension cost included the following components for the years ended December 31, 2004, 2003 and 2002:

                                                                     Predecessor Basis
                                                     2004     2003         2002
                                                   -------  -------  -----------------
Service cost--benefits earned during the period... $    80  $   523      $  1,426
Interest cost on projected benefit obligation.....   3,940    4,504         5,096
Actual return on plan assets......................  (5,983)  (6,683)        6,945
Net amortization and deferral.....................     499    1,974       (14,779)
                                                   -------  -------      --------
Net pension (benefit) cost........................ $(1,464) $   318      $ (1,312)
                                                   =======  =======      ========

   The pension plan's weighted-average asset allocations are as follows:

                                                    September 30, September 30,
                                                        2004          2003
                                                    ------------- -------------
 Equity securities.................................       62%           60%
 Fixed income securities...........................       37%           39%
 Other.............................................        1%            1%
                                                         ---           ---
    Total..........................................      100%          100%
                                                         ===           ===

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   Included in plan assets is a group pension investment contract which was issued by the Company. This contract balance was $37,646,000 and $39,831,000 at September 30, 2004 and September 30, 2003, respectively.

   The assets of the pension plan are invested in a prudent manner for the sole benefit of the participants and beneficiaries in order to achieve the highest returns consistent with the prudence and diversification requirements of the Employee Retirement Income Security Act of 1974 and taking into account the plan's need for liquidity.

   The Pension Plan Management Committee oversees the investment of plan assets. The investment policies and goals are set forth in the plan's Statement of Investment Policies and Procedures which was last amended in December 2001. The statement sets out the asset mix policy, which was developed taking into account a number of factors including:

  . Investment characteristics, including expected returns, volatilities and correlations of both plan assets and liabilities

  . The plan's tolerance for risk which dictates the trade-off between increased short-term volatility and enhanced long-term expected returns

  . Diversification of plan assets through the inclusion of several asset classes to minimize the risk of large losses unless it is clearly prudent not to do so

  . The liquidity and current return of the portfolio relative to the anticipated cash flow requirements of the plan

  .   Actuarial factors such as membership demographics and real wage increases

   The asset mix policy ranges are as follows:

                                                          Low Target High
                                                          --- ------ ----
       Fixed income securities........................... 25%   40%   55%
       Equity securities................................. 45%   60%   75%

   The equity securities category includes both domestic and foreign equity securities. The target asset allocation of domestic and foreign equity securities is 35% and 25%, respectively.

  Supplemental Retirement Programs and Deferred Compensation Plan

   The Company has supplemental retirement programs for former senior executive officers, the chairman, and for group sales managers and group sales persons who are participants in the trusteed retirement plan. These programs are not qualified under Section 401(a) of the Internal Revenue Code and are not pre-funded. Benefits are paid directly by the Company as they become due. Benefits are equal to an amount computed on the same basis as under the trusteed retirement plan (except incentive compensation is included and limitations under Sections 401 and 415 of the Internal Revenue Code are not considered) less the actual benefit payable under the trusteed plan. This plan was frozen effective September 30, 2003.

   Previously, the Company also had a deferred compensation plan for the Company's former managers that provides retirement benefits based on renewal premium income at retirement resulting from the sales unit developed by the manager. This program is not qualified under Section 401(a) of the Internal Revenue Code and is not prefunded. As of January 1, 1987, the plan was frozen with respect to new entrants. The actuarial present value of benefits shown below includes all managers who have retired and are entitled to benefits under the program.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   The following table sets forth the combined supplemental retirement programs' and deferred compensation plan's funded status at December 31:

                                                          2004      2003
                                                        --------  --------
     Change in benefit obligations:
        Benefit obligation at beginning of year........ $ 25,009  $ 17,112
        Service cost...................................       --        59
        Interest cost..................................    1,450     1,358
        Impact of sale and related transactions*.......       --     7,487
        Actuarial losses...............................      206       723
        Benefits paid..................................   (2,007)   (1,730)
                                                        --------  --------
     Benefit obligation at end of year................. $ 24,658  $ 25,009
                                                        ========  ========
     Funded status of the plan (underfunded)........... $(24,658) $(25,009)
     Unrecognized net actuarial loss...................      929       723
                                                        --------  --------
                                                        $(23,729) $(24,286)
                                                        ========  ========
     Accrued benefit liability......................... $(24,658) $(25,009)
     Minimum pension liability.........................      929       723
                                                        --------  --------
     Net amount recognized............................. $(23,729) $(24,286)
                                                        ========  ========

--------
  *Plans included change of control provisions which were triggered by the sale of the Company resulting in increases in the benefit obligation for certain participants.

   Net pension cost included the following components for the years ended December 31, 2004, 2003 and 2002 (in thousands):

                                                                   Predecessor
                                                                      Basis
                                                      2004   2003     2002
                                                     ------ ------ -----------
  Interest cost on projected benefit obligation..... $1,450 $1,358   $1,145
  Service cost--benefits earned during the period...     --     59      347
  Net amortization and deferral.....................     --    197      566
  Special termination benefit charge................     --     --      127
                                                     ------ ------   ------
  Net pension cost.................................. $1,450 $1,614   $2,185
                                                     ====== ======   ======

   The Company has a deferred compensation plan for senior executive officers. This plan was frozen effective May 1, 2003. This program is not qualified under
Section 401(a) of the Internal Revenue Code. Eligible participants could defer a portion of his or her salary and/or annual bonus. Amounts deferred earn interest at the Company's average investment rate. At December 31, 2004 and 2003, the Company carried a liability of $1,658,000 and $2,420,000 for this plan.

   The Company established a rabbi trust for certain of the supplemental retirement and deferred compensation plans described above. At December 31, 2004 and 2003, the trust held assets with a market value of $25,106,000 and $24,799,000, respectively, that is included in other invested assets in the accompanying balance sheets.

   The Company established a deferred compensation plan for senior executive officers during 2003 under which eligible participants may defer a portion of special compensation that was otherwise due upon the sale of the Company in 2003. The program is not qualified under Section 401(a) of the Internal Revenue Code and is unfunded. At December 31, 2004 and 2003, the Company carried a liability of $1,098,000 and $1,037,000, respectively, for this plan.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

  Savings and Investment Plan

   The Company had a savings and investment plan qualifying under Section 401(k) of the Internal Revenue Code. The Company made matching contributions in varying amounts. The Company's matching contributions amounted to $234,000 during the period from January 1, 2003 to April 30, 2003 and $803,000 in 2002. This plan was frozen on May 1, 2003.

   On November 1, 2003, this plan was merged into the RBC-U.S.A. Retirement and Savings Plan (the "RBC Plan"), a qualified defined contribution plan that covers all eligible employees of the Company. The RBC Plan includes both a fixed and discretionary match contribution features. The discretionary match contribution component of the RBC Plan allows the Company to make an annual discretionary contribution based on Company performance. Expense related to this component was approximately $2,000 for the year ended December 31, 2004 and $48,000 for the period from May 1, 2003 to December 31, 2003. The fixed match component of the RBC Plan allows employees to contribute and the Company will make a matching contribution of up to 6% for 2004 and 3% for 2003 of the employees' compensation. The Company's matching contribution may be changed at the discretion of the Board of Directors. Expense related to this component was $96,000 for the year ended December 31, 2004 and $123,000 for the period from May 1, 2003 to December 31, 2003.

  Defined Benefit Health Care Plan

   In addition to the Company's other benefit plans, the Company sponsored an unfunded defined benefit health care plan that provided postretirement medical benefits to full-time employees for whom the sum of the employee's age and years of service equals or exceeds 75, with a minimum age requirement of 50 and at least 10 years of service. The plan was contributory, with retiree contributions adjusted annually, and contained other cost-sharing features such as deductibles and coinsurance. The accounting for the plan anticipated a future cost-sharing arrangement with retirees that was consistent with the Company's past practices. This plan was frozen on May 1, 2003 and was merged into the RBC Liberty Employee Health Benefit Plan on September 30, 2003.

   The following table presents the plan's funded status as of December 31, 2004 and 2003 (in thousands).

                                                          2004      2003
                                                        --------  --------
     Change in benefit obligations:
        Projected benefit obligation at beginning of
          year......................................... $ 12,554  $ 11,782
        Service cost...................................        5        41
        Interest cost..................................      689       753
        Impact of sale and related transactions........       --     1,079
        Actuarial (gains) losses.......................     (351)      290
        Benefits paid..................................   (1,636)   (1,391)
                                                        --------  --------
     Projected benefit obligation at end of year....... $ 11,261  $ 12,554
                                                        ========  ========

     Funded status of the plan (underfunded)........... $(11,261) $(12,554)
     Unrecognized net actuarial (gain) loss............      (61)      290
                                                        --------  --------
     Accrued pension cost.............................. $(11,322) $(12,264)
                                                        ========  ========
     Accrued benefit liability......................... $ 11,322  $ 12,264
                                                        ========  ========

   The Medicare Prescription Drug, Improvement and Modernization Act (the "Act") was signed into law on December 8, 2003. The Act provides for a voluntary prescription drug benefit program beginning January 1, 2006. The Act also provides for subsidies for private plans offering actuarially equivalent plans to its voluntary prescription drug benefit program. The Company has determined that the prescription drug benefits provided by

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA its defined benefit health care plan are actuarially equivalent to the Act's prescription drug benefits. Accordingly, the accumulated postretirement benefits obligation of the defined benefit health care plan has been reduced by $703,000 to account for estimated future subsidies the company will receive under the Act.

   Net periodic postretirement benefit cost includes the following components for the years ended December 31, 2004, 2003 and 2002 (in thousands):

                                                                 Predecessor
                                                                    Basis
                                                       2004 2003    2002
                                                       ---- ---- -----------
    Interest cost..................................... $689 $753   $  770
    Service cost......................................    5   41      118
    Amortization......................................   --  145      436
                                                       ---- ----   ------
    Net periodic benefit cost recognized in expense... $694 $939   $1,324
                                                       ==== ====   ======

   Following are the assumed health care cost trend rates:

                                                           2004  2003  2002
                                                           ----  ----  ----
   Health care cost trend rate assumed for next year...... 11.4% 12.2% 13.0%
   Ultimate trend rate....................................  5.0%  5.0%  5.0%
   Year ultimate trend rate to be attained................ 2012  2012  2009

   Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trends would have the following effects (in thousands):

                                                            1%       1%
                                                         Increase Decrease
                                                         -------- --------
      Effect on total service and interest costs........   $ 14    $ (14)
      Effect on postretirement benefit obligation.......    239     (227)

Assumptions Used to Develop Amounts Reported

   Following are the assumptions used to determine the benefit obligations:

                                                                      December 31, 2004
                                                   -------------------------------------------------------
                                                        Pension         Non-Qualified          Other
                                                         Plan               Plans             Benefits
                                                   -----------------  -----------------  -----------------
Discount rate.....................................       6.00%              6.00%              6.00%
Rate of compensation increase.....................       3.50%              4.75%               N/A
Measurement date.................................. September 30, 2004 September 30, 2004 September 30, 2004

                                                                      December 31, 2003
                                                   -------------------------------------------------------
                                                        Pension         Non-Qualified          Other
                                                         Plan               Plans             Benefits
                                                   -----------------  -----------------  -----------------
Discount rate.....................................       6.00%              6.00%              6.00%
Rate of compensation increase.....................       3.50%              4.75%               N/A
Measurement date.................................. September 30, 2003 September 30, 2003 September 30, 2003

                                                                      December 31, 2002
                                                   -------------------------------------------------------
                                                        Pension         Non-Qualified          Other
                                                         Plan               Plans             Benefits
                                                   -----------------  -----------------  -----------------
Discount rate.....................................       6.75%              6.75%              6.75%
Rate of compensation increase..................... Graded 6.25%-2.25%       4.00%               N/A
Measurement date.................................. December 31, 2002  December 31, 2002  December 31, 2002

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   Following are the weighted average assumptions used to determine the net periodic benefit cost:

                                                               December 31, 2004
                                                   -----------------------------------------
                                                        Pension       Non-Qualified  Other
                                                         Plan             Plans     Benefits
                                                   ------------------ ------------- --------
Discount rate.....................................       6.00%            6.00%      6.00%
Expected long-term rate of return on plan assets..       7.00%             N/A        N/A
Rate of compensation increase.....................       3.50%             N/A        N/A

                                                               December 31, 2003
                                                   -----------------------------------------
                                                        Pension       Non-Qualified  Other
                                                         Plan             Plans     Benefits
                                                   ------------------ ------------- --------
Discount rate.....................................       6.42%            6.42%      6.42%
Expected long-term rate of return on plan assets..       7.00%             N/A        N/A
Rate of compensation increase.....................       3.50%             N/A        N/A

                                                               December 31, 2002
                                                   -----------------------------------------
                                                        Pension       Non-Qualified  Other
                                                         Plan             Plans     Benefits
                                                   ------------------ ------------- --------
Discount rate.....................................       7.25%            7.25%      7.25%
Expected long-term rate of return on plan assets..       8.00%             N/A        N/A
Rate of compensation increase..................... Graded 6.25%-2.25%     4.75%       N/A

   To develop the expected long-term rate of return on assets assumption, the Company considered the current level of expected return on risk-free investments (primarily government bonds), the historical level of the risk premium associated with the other asset classes in which the portfolio is invested and the expectations for future returns of each asset class. The expected return for each asset class was then weighted based on the target asset allocation to develop the expected long-term rate of return on assets assumption for the portfolio.

Cash Flows

   The following benefit payments, which reflect expected future service are expected to be paid (in thousands):

                                                             Subsidies
                              Pension Non-Qualified  Other     under
                               Plan       Plans     Benefits  the Act
                              ------- ------------- -------- ---------
         2005................ $ 4,950    $ 1,969     $1,158    $ (94)
         2006................   5,000      1,970      1,151      (93)
         2007................   5,050      1,978      1,138      (92)
         2008................   5,100      2,008      1,110      (90)
         2009................   5,150      2,021      1,070      (86)
         2010-2014...........  26,520     10,105      4,739     (383)

   No contributions are expected to be made to the Dollar-based Plan, while $1,969,000 is expected to be paid with respect to the non-qualified pension plans and $1,158,000 is expected to be paid with respect to the other post-retirement benefit plans in 2005.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

9. Reinsurance

   Prior to the acquisition by LLIC, the Company actively solicited reinsurance from other companies. As described more fully in Note 1, the Company continues to assume reinsurance business that is fully ceded to its former owner until such time that these treaties are novated and the Company will no longer be a party to the treaty. The Company cedes portions of the insurance it writes as described in the next paragraph.

   The effect of reinsurance on premiums earned from continuing operations for the years ended December 31, 2004, 2003 and 2002 is as follows (in thousands):

                                                           Predecessor Basis
                                                       -------------------------
                                          May 1, 2003  January 1, 2003
                                              to             to
                                 2004    December 2003 April 30, 2003     2002
                               --------  ------------- --------------- ---------
Direct........................ $ 36,027    $  22,536      $ 16,961     $  73,380
Assumed.......................   32,914      253,664       129,628       336,462
Ceded.........................  (48,597)    (266,937)      (57,772)     (148,724)
                               --------    ---------      --------     ---------
Total net premium............. $ 20,344    $   9,263      $ 88,817     $ 261,118
                               ========    =========      ========     =========

   The Company reinsures with other companies portions of the insurance it writes, thereby limiting its exposure on larger risks. Normal retentions without reinsurance are up to $1,000,000 on an individual life policy. As of December 31, 2004, the Company had ceded to other life insurance companies individual life insurance in force of approximately $10.4 billion.

   At December 31, 2004, the Company ceded $74,208,000 of policy and claim reserves to Generali, the Company to which all assumed business is retroceded. The Company remains contingently liable on all reinsurance ceded by it to others. This contingent liability would become an actual liability in the event an assuming reinsurer should fail to perform its obligations under its reinsurance agreement with the Company.

10. Related-Party Transactions

   The Company is a member of a group of affiliated companies and expenses for certain administrative services are allocated among the group members including finance, investments, legal, human resources and other corporate functions. These costs are allocated based upon a cost sharing agreement. During the year ended December 31, 2004 and the period from May 1, 2003 to December 31, 2003, the Company expensed $11,550,000 and $13,688,000, respectively, of costs related to the cost sharing agreement. At December 31, 2004, the Company recorded payables to affiliates of $1,706,000 related to this agreement. At December 31, 2003, the Company recorded payables to affiliates of $120,000 related to this agreement.

   As discussed in Note 8, the Company's employees participate in the RBC Liberty Employee Health Benefit Plan. All claims paid by this plan are paid by LLIC and then reimbursed. At December 31, 2003, the Company owed LLIC $1,257,000 for such claims.

   During 2004, the Company executed a promissory note under which the Company may advance up to $30 million to its parent, LLIC. Advances bear interest at the thirty-day LIBOR rate plus 1% and are due on demand. The Company advanced $5,000,000 under this promissory note during 2004. This amount was repaid with $10,000 interest. At December 31, 2004, no amounts were outstanding under this promissory note.

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

   Also, during 2004, the Company executed a promissory note under which LLIC may advance up to $30 million to the Company. Advances bear interest at the thirty-day LIBOR rate plus 1% and are due on demand. No advances were made under this promissory note during 2004.

   Prior to the sale to LLIC, the Company reimbursed Generali's U.S. branch for certain expenses incurred on the Company's behalf. These expenses were not material in the period from January 1, 2003 to April 30, 2003 or for the year ended December 31, 2002.

   Prior to the sale to LLIC, the Company retroceded a portion of the life insurance it assumed to Generali. In accordance with this agreement, the Company ceded premiums of $131,000 during the period from January 1, 2003 to April 30, 2003. The Company ceded premiums of $555,000 in 2002. The Company ceded no claims during 2003 or 2002.

   In 1995, the Company entered into a modified coinsurance agreement with Generali to cede 50% of certain single-premium deferred annuity contracts issued. In accordance with this agreement, $417,000 and $3,000,000 in account balances were ceded to Generali during the period from January 1, 2003 to April 30, 2003 and the year ended December 31, 2002, respectively, and Generali loaned such amounts back to the Company. The account balance ceded and loaned back at December 31, 2002 was $125 million. The recoverable amount from Generali was offset against the loan. The net expense related to this agreement was $148,000, for the period from January 1, 2003 to April 30, 2003 and $1,456,000 for the year ended December 31, 2002.

11. Stockholder's Equity

   The changes in net unrealized gains (losses) that have been included in the balance sheet caption "accumulated other comprehensive income (loss)" in stockholder's equity are summarized for the year ended December 31, 2004 and the periods from May 1, 2003 to December 31, 2003 and January 1, 2003 to April 30, 2003 as follows (in thousands):

                                                                        Predecessor Basis
                                                                    ------------------------
                                                     May 1, 2003    January 1, 2003
                                                         to               to
                                           2004   December 31, 2003 April 30, 2003    2002
                                         -------  ----------------- --------------- --------
Net unrealized gains (losses) on
  securities:
   Fixed maturities..................... $ 7,333       $(6,345)        $ 31,472     $ 40,456
   Equity securities....................   3,352         3,888           (3,558)      (4,039)
   Securities held in separate account..      --        (1,676)           2,557        3,479
   Other................................   1,748         1,379             (760)      (1,036)
                                         -------       -------         --------     --------
Net unrealized gains (losses)...........  12,433        (2,754)          29,711       38,860
Net minimum pension liability...........    (929)         (723)              --           --

Adjustment to deferred policy
  acquisition costs.....................    (193)         (944)         (17,468)     (15,222)
Adjustment to unearned revenue reserve..      --            --              739          798
Deferred income taxes...................  (3,107)        1,547           (4,544)      (8,553)
                                         -------       -------         --------     --------
Net amount recognized................... $ 8,204       $(2,874)        $  8,438     $ 15,883
                                         =======       =======         ========     ========

                  BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

12. Discontinued Operations

   In October of 1999, the Company adopted a plan to dispose of its workplace benefit (group) insurance line of business. Accordingly, the group line of business was considered a discontinued operation during the year ended 1999, and the consolidated statements of operations for 2003 and 2002 separately reported the operating results of the discontinued operations, net of related income taxes. Income (loss), net of taxes, for this line of business amounted to $(380,000) and $307,000 with revenues of $6,000 and $311,000, for the period from January 1, 2003 to April 30, 2003 and for year ended December 31, 2002, respectively.

   The Company reached an agreement to sell the group line of business in January 2000 and closed the sale effective June 30, 2000. During 2000, the Company realized a gain on the disposal of this line of business, net of income taxes, of $14,871,000 and deferred an additional $2,000,000 of gain that was attributable to the estimated profit on in-force business that is 100% ceded to the purchaser. During 2002, the Company amortized $500,000 of the original deferral resulting in gains of $325,000, net of income taxes. There is no remaining deferral of the original gain. During 2003, the Company novated substantially all of the policies in the group line of business to the Company that previously reinsured 100% of the business.

   In December of 2001, the Company adopted a plan to liquidate its wholly owned subsidiary BMA Financial Services, Inc. ("BMAFS"). The Company liquidated BMAFS on December 31, 2002. Accordingly, the BMAFS line of business was considered a discontinued operation during the year ended 2001 and the consolidated statement of operations for 2002 separately reported the operating results of the discontinued operations, net of related income taxes. Income (losses), net of income taxes, for this line of business amounted to $173,000 with revenues of $238,000, for the year ended December 31, 2002.

                                  * * * * * *

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

a.   Financial Statements

The financial statements of the Separate Account and the Company are included in Part B hereof.

b.   Exhibits

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account*

     2. Not Applicable

     3.(a) Principal Underwriter's Agreement##

     3.(b) Form of Selling Agreement**

     4.(a) Individual Variable Annuity Contract+++

     4.(b)Waiver of  Withdrawal  Charge and Interest  Adjustment  Rider**

     4.(c) Death Benefit Endorsement +

     4.(d) Additional Death Benefit Endorsement ++

     5. Application for Individual Variable Annuity Contract**

     6.(i)Copy of Articles  of  Incorporation  of the  Company***
       (ii) Copy of the Bylaws of the Company***

     7.   Not Applicable

     8.(a) Form of Fund Participation Agreement**

     8.(b)(1)Form  of  Fund   Participation   Agreement  among  Variable
           Insurance Products Fund, Fidelity Distributors Corporation and the Company#

       (b)(2)Form of Fund Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and the Company

     8.(c)Form  of  Fund   Participation   Agreement  among  Variable  Insurance
          Products Fund II, Fidelity Distributors Corporation and the Company#

     8.(d)Form of Fund  Participation  Agreement  among The Alger American Fund,
          Fred Alger and Company, Incorporated and the Company#

     8.(e)Form of Fund Participation  Agreement among Janus Aspen Series,  Janus
          Distributors LLC and the Company##

     8.(f)Form of Fund  Participation  Agreement by and between American Century
          Investment Services, Inc. and the Company##

     8.(g)Form of Fund Participation Agreement among Dreyfus Stock Index Fund and the Company##

     8.(h)Form  of  Fund   Participation   Agreement   among  Dreyfus   Variable
          Investment Fund and the Company##

     8.(i)Form of Fund Participation Agreement among INVESCO Variable
          Investment Funds, Inc., INVESCO Funds Group, Inc. and the Company##

     8.(j)Form of Fund Participation Agreement among Lazard Retirement Series,
          Inc. and the Company##

     8.(k)Form of Fund Participation Agreement by and between Lord Abbett Series
          Fund, Inc., Lord Abbett Distributor LLC and the Company

     8.(l)Form of Participation Agreement among T. Rowe Price Equity Series,
          Inc., T. Rowe Price Investment Services, Inc. and the Company

     8.(m)Form of Amendment to Fund Participation Agreement between the Company and Dreyfus Stock Index Fund, Inc. and Dreyfus Investment Portfolios, and Dreyfus Variable Investment Fund

     8.(n)Form of Participation Agreement among AIM Variable Insurance Funds,
          A I M Distributors, Inc. and the Company

     8.(o)Form of Administrative Services Agreement

     9.  Opinion and Consent of Counsel

     10. Consents of Independent Registered Public Accounting Firms

     11. Not Applicable

     12. Not Applicable

     13. Company Organizational Chart###

27. Not Applicable

     *Incorporated by reference to Registrant's Form N-4, as electronically filed on August 5, 1997.

     **Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, as electronically filed on October 17, 1997.

     + Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4, as electronically filed on August 14, 1998.

     ++ Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4, as electronically filed on February 17, 1999.

     +++ Incorporated by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4, as electronically filed on December 29, 1999.

     #Incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4, as electronically filed on May 1, 2000.

     ##Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, as electronically filed on April 30, 2003.

     ###Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4, File No. 333-104881, as electronically filed on August 25, 2003.

     *** Incorporated by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4, File No. 333-32887, as electronically filed on April 30, 2004.

Item 25.    Directors and Officers of the Depositor

The following are the names and principal business addresses and positions and offices of the individuals with BMA who are engaged directly or indirectly with the business of the Separate Account and the executive officers of BMA:


Name and Principal                               Positions and Offices
Business Address                                 with Depositor

Neil D. Skelding***.......................... Chairman  of the Board and Director

R. David Black*.............................. Director,  President and Chief Executive  Officer

Michael K. Deardorff**......................  Director, Senior Vice President -- Variable and Fixed Products

Guy H. Smith, III*..........................  Vice President, Finance and Treasurer

Ronald A. DeCicco**.........................  Vice President, Sales & Marketing, Variable and Fixed Products

Douglas W. Kroske*..........................  Vice President, Investments

John R. Obermeier, III*.....................  Vice President and Chief Actuary

David Attaway*..............................  Financial Reporting Officer & Assistant Treasurer

Marilyn Bailey**............................  Director, Variable Operations

Calvin D. Cherry**..........................  Director of Pricing & Illustration Actuary

Robert T. Coleman, III*.....................  Counsel and Secretary

Tracey L. Estes**...........................  Director -- Variable Product Sales

Christian G. Jefferson*.....................  Assistant Counsel and Assistant Secretary and
                                              Chief Privacy Officer

Connie R. Hill*.............................  Investment Compliance Officer

Richard LaVista**...........................  National Sales Manager

Patricia M. Nichols*........................  Assistant Treasurer

Judith J. Orth**............................  Director, Marketing

Leigh A. Pagan*.............................  Director, Tax

Mary Ellen Ridgley**........................  Director, Compliance

Mark S. Wessel*.............................  Designated Anti-Money Laundering Officer
--------------

     * Principal business address is 2000 Wade Hampton Boulevard, Greenville, SC
29615-1064.

     ** Principal business address is 2300 Main Street, Suite 450, Kansas City,
MO 64108-4600.

     *** Principal business address is 6880 Financial Drive, Tower 1,
Mississauga, ON L5N7Y5.


Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart was filed as Exhibit 14 in Pre-Effective Amendment No. 1 to Form N-4, File No. 333-104881 and is incorporated herein by reference.

Item 27.    Number of Contract Owners

As of March 16, 2005, there were 207 Non-Qualified Contract Owners and 101 Qualified Contract Owners.

Item 28.    Indemnification

The Bylaws of the Company (Article IV) provide that:

Section 1: Indemnification. Each person who is or was a Director, officer or employee of the Corporation or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the Corporation as a right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys' fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a Director, officer or employee of the Corporation, or if serving at the request of the Corporation, as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this Bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnifications with respect to the same or different persons or classes of persons.

Without limiting the foregoing, the Corporation is authorized to enter into an agreement with any Director, officer or employee of the Corporation providing indemnification for such person against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement that result from any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, including any action by or in the right of the Corporation, that arises by reason of the fact that such person is or was a Director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a Director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, to the full extent allowed by law, whether or not such indemnification would otherwise be provided for in this Bylaw, except that no such agreement shall indemnify any person from or on account of such person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriters

     a. Tamarack Distributors Inc. is the principal underwriter for the Contracts. It is also the principal underwriter for: BMA Variable Life Account A, Investors Mark Series Fund, Inc. and Tamarack Funds Trust.

     b. The following are the officers and directors of Tamarack Distributors
Inc.:

    Name and                                     Positions and Offices
Business Address*                                with Underwriter
- - - -------------------------                  ---------------------

Martin A. Cramer                                  Compliance Officer
4000 West 114th Street, Suite 200
Leawood, KS 66211

Jennifer Lammers*                                 Director

Deborah J. Kermeen*                               Chief Financial Officer/Financial Operations Principal

John G. Taft*                                     Chief Executive Officer and Director

*Principal business address is 100 South Fifth Street, Suite 2300, Minneapolis, MN 55402.

      c.

        Name of                Net Underwriting
        Principal                Discounts &              Compensation on      Brokerage
        Underwriter              Commissions                 Redemption        Commissions       Compensation

Tamarack Distributors Inc.          $-0-                        $-0-            $111,736            $-0-

Tamarack Distributors Inc., in turn, paid 100% of these commissions to broker-dealers and/or their registered representatives who sold the contracts.

Item 30.    Location of Accounts and Records

The physical possession of the accounts, books or documents of the Separate Account which are required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained by the Company at 2300 Main Street, Suite 450, Kansas City, MO 64108-4600 and at 2000 Wade Hampton Boulevard, Greenville, SC 29615-1064.

Item 31.    Management Services

Not Applicable

Item 32.    Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Business Men's Assurance Company of America ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Greenville, and the State of South Carolina on the 15th day of April, 2005.



                         BMA VARIABLE ANNUITY ACCOUNT A
                                      (Registrant)

                         By: BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA (Depositor)


                           By:/s/MICHAEL K. DEARDORFF
                            -------------------------------------------------
                              Michael K. Deardorff
                             Sr. Vice President, Variable & Fixed Products


                         BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA
                         (Depositor)


                         By:/s/R. DAVID BLACK
                            ----------------------------------------------------
                            R. David Black, Director, President and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                             TITLE                                  DATE
- ---------                                           -----                                  ----


/s/Neil J. Skelding*                        Director, Chairman of the Board                  4-15-05
--------------------------                                                                   -------
Neil J. Skelding


/s/R. DAVID BLACK                           Director, President and Chief                    4-15-05
--------------------------                  Executive Officer                                -------
R. David Black



/s/MICHAEL K. DEARDORFF                     Director, Sr. Vice President,                    4-15-05
-----------------------------               Variable & Fixed Products                        --------
Michael K. Deardorff


/s/Guy H. Smith, III*                       Vice President, Finance and Treasurer            4-15-05
---------------------                                                                        --------
Guy H. Smith, III



*By: /s/ROBERT T. COLEMAN, III
     --------------------------
     Attorney-in-Fact

                                    EXHIBITS

                                       TO

                       POST-EFFECTIVE AMENDMENT NO. 13 TO

                                    FORM N-4

                         BMA VARIABLE ANNUITY ACCOUNT A

                   BUSINESS MEN'S ASSURANCE COMPANY OF AMERICA

                                INDEX TO EXHIBITS

Exhibit                                                                     Page


    EX-99.B.8.(b)(2)Form of Fund Participation Agreement among Variable
                    Insurance Products Fund, Fidelity Distributors Corporation and the Company

    EX-99.B.8.(k)   Form of Fund Participation Agreement by and between Lord
                    Abbett Series Fund, Inc., Lord Abbett Distributor LLC and the Company

    EX-99.B.8.(l)   Form of Participation Agreement among T. Rowe Price Equity
                    Series, Inc., T. Rowe Price Investment Services, Inc. and the Company

    EX-99.B.8.(m)   Form of Amendment to Fund Participation Agreement between
                    the Company and Dreyfus Stock Index Fund, Inc. and Dreyfus
                    Investment Portfolios, and Dreyfus Variable Investment Fund

    EX-99.B.8.(n)   Form of Participation Agreement among AIM Variable Insurance
                    Funds, A I M Distributors, Inc. and the Company

    EX-99.B.8.(o)   Form of Administrative Services Agreement

    EX-99.B.9.      Opinion and Consent of Counsel

    EX-99.B.10.     Consents of Independent Registered Public Accounting Firm